As filed with the Securities and Exchange Commission on April 29, 2005

1933 Act File No. 333-102943

1940 Act File No. 811-21294

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No.	☐

Post-effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 10	☒

Munder Series Trust

(Exact Name of Registrant as Specified in Charter)

480 Pierce Street, Birmingham, Michigan	48009
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 438-5789

Stephen J. Shenkenberg

c/o Munder Series Trust

480 Pierce Street

Birmingham, Michigan 48009

(Name and Address of Agent for Service)

Copies to:

Jane A. Kanter, Esquire

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check the appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on April 30, 2005 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for previously filed post-effective amendment.

Liquidity Money Market Fund

PROSPECTUS

April 30, 2005

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The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

Liquidity Money Market Fund

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, investment strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of high-quality U.S. dollar- denominated money market instruments (i.e., commercial paper, bankers’ acceptances, certificates of deposit, short-term corporate and government securities, and repurchase agreements).

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

The Fund’s investments may include high-quality U.S. dollar denominated money market instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities (i.e., U.S. Government securities).

The Fund’s investments also may include fixed and variable rate securities.

In addition to domestic investments, the Fund may invest up to 25% of its assets in U.S. dollar denominated money market obligations of foreign corporations or banks or their domestic affiliates or branches.

PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

-	Credit Ratings Risk

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories or unrated and deemed by the advisor to be of comparable quality. Securities rated A-2- by Moody’s, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because they are regarded as having only a satisfactory ability to meet financial commitments.

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An issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

An issuer of a fixed income security, even a U.S. Government security, may default on its payment obligations.

-	Interest Rate Risk

An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

-	Prepayment Risk

The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types of fixed income securities.

-	Repurchase Agreement Risk

A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

-	Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

-	Variable and Floating Rate Securities Risk

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

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PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund’s performance for each calendar year since its inception. The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund.

When you consider this information, please remember the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future.

Liquidity Money Market Fund

TOTAL RETURN (%)

per calendar year

Best Quarter:	1.44%	quarter ended 9/30/00
Worst Quarter:	0.04%	quarter ended 9/30/03

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2004

	1 Year %	5 Years %	Since Inception(1) %
Liquidity Money Market Fund	0.62	2.19	2.97

(1)	The inception date for the Fund is 6/4/97.

You may call 1-800-438-5789 to obtain the Fund’s current 7-day yield. Please specify the Liquidity Money Market Fund when requesting yield information.

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FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)
Management Fees(1)	0.35%
Distribution and/or Service (12b-1) Fees(1)	0.35%
Other Expenses(1), (2)	0.33%

Total Annual Fund Operating Expenses(1), (2)	1.03%

(1)	The advisor and/or the distributor may voluntarily waive or reduce management fees, distribution and/or service fees and/or reimburse or absorb other expenses in order to support yields. As a result of these waivers, reductions or assumptions of certain fees and expenses of the Fund, the Fund’s Total Annual Fund Operating Expenses were 0.77% for the fiscal year ended December 31, 2004. The Fund has entered into a reimbursement agreement with the advisor and the distributor (“Reimbursement Agreement”) that is in effect through February 15, 2006 and may continue thereafter from year to year, subject to Board approval. As described under the heading of “Management of the Fund—Reimbursement Agreement,” the Fund may at a later date reimburse the advisor and/or the distributor for amounts waived, reduced or remitted provided that certain conditions are met. Nothing in the Reimbursement Agreement obligates the advisor or the distributor to waive or reduce any fees or to absorb any other expenses of the Fund. The advisor and distributor may discontinue their waiver or reduction of fees and/or absorption of expenses of the Fund at any time.

(2)	Expense information in the table has been restated to reflect changes in administration, transfer agency and trustee fees.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$105
3 Years	$328
5 Years	$569
10 Years	$1,259

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GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Foreign Securities include direct investments in U.S. dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include yankee securities which are dollar-denominated securities issued in the U.S. by foreign banks and corporations.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

RATING AGENCIES

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

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MORE ABOUT THE FUND

The following sections provide additional information about some of the Fund’s principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Fund. The Fund may also use other techniques and invest in other securities and is subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” beginning on page 1 of this prospectus.

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

CREDIT RATINGS

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories:

•	A-2- or higher by S&P;
•	P-2- or higher by Moody’s; or
•	F2- or higher by Fitch.

A security will be considered eligible for purchase if it receives two of the above ratings, unless it has only been rated by one rating agency. The Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Investment Strategy

Securities purchased by the Fund will generally be rated at least A-1-/P-1-/F1- or unrated and deemed by the advisor to be comparable in quality.

-	Special Risks

Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security’s rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining, in accordance with procedures adopted by the Board of Trustees, whether the Fund should continue to hold the security.

FOREIGN SECURITIES

Foreign securities in which the Fund typically invests include yankee securities, which are U.S. dollar-denominated securities issued in the U.S. by foreign banks and corporations, and U.S. dollar-denominated securities of foreign issuers that are traded in the United States.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in U.S. dollar-denominated money market obligations of foreign corporations or banks and their domestic affiliates or branches.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on

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their obligations or may otherwise not respect the integrity of their debt.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different auditing and recordkeeping requirements.

OTHER INVESTMENT

STRATEGIES AND RISKS

ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOS) and real estate mortgage investment conduits (REMICs).

-	Investment Strategy

The Fund may invest a portion of its assets in asset-backed securities.

-	Special Risks

In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

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BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

-	Investment Strategy

The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

GUARANTEED INVESTMENT CONTRACTS

The Fund may invest in guaranteed investment contracts. Guaranteed investment contracts are agreements whereby the Fund makes payments, generally to an insurance company’s general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund’s limitation on illiquid investments.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. Government will provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or

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delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

PUBLICATION OF PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month, on the Munder Funds website (www.munder.com) under the “All Holdings’’ link on the Fund’s Profile Page. The Fund may also publish other information relating to its portfolio (e.g. top ten holdings, sector information and other portfolio characteristic data) as of the end of each calendar month not earlier than 15 days after the end of such month, on the Munder Funds website (www.munder.com). The information is available on the Munder Funds website until it is updated for the next applicable period. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

This section describes how to do business with the Fund.

HOW TO REACH THE FUND

Contact Shareholder Services

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, Rl 02940-9701

By overnight delivery:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

PURCHASE INFORMATION

Who May Purchase Shares

Customers (and their immediate family members) of brokers and other financial intermediaries (including Comerica Securities) that have entered into agreements with the Fund to provide shareholder services to their customers may purchase shares of the Fund. Customers may include individuals, trusts, partnerships and corporations.

Financial intermediaries (or their nominees) acting on behalf of their customers, will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

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The Fund may refuse purchase orders from ineligible investors.

Purchase Price

You may purchase shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form.

Method for Purchasing Shares

You may only purchase shares through your account with selected financial intermediaries. In addition, confirmations of share purchases will be sent to the financial institution through which the purchase is made.

Policies for Purchasing Shares

-	There is no minimum for initial or subsequent investments.

-	Purchase orders must be received by the Fund or, an authorized agent of the Fund (such as the Fund’s distributor or transfer agent, authorized dealer or third-party administrator or other authorized financial intermediary) before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day.

-	Provided their procedures are compatible with the purchase and redemption policies of the Fund, financial intermediaries may purchase shares of the Fund on behalf of their customers through automatic “sweeping” and other similar programs.

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

-	Name;

-	Date of birth (for individuals);

-	Residential or business street address (although post office boxes are still permitted for mailing); and

-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. We also may close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

REDEMPTION INFORMATION

Redemption Price

You may redeem shares at the NAV next determined after your redemption request is received in proper form.

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Methods for Redeeming Shares

You may redeem shares of the Fund through your financial institution.

Policies for Redeeming Shares

Shares held through a financial intermediary on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to an account at that financial intermediary.

ADDITIONAL POLICIES FOR PURCHASES AND REDEMPTIONS

-	We consider purchase or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order.

-	At any time, we may change any of our purchase or redemption practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit Fund expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-	We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Fund, Munder Capital Management, the Fund’s distributor nor the Fund’s transfer agent or any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If your account has been set up by a broker or other financial intermediary, account activity will be detailed in their statements sent to you. Brokers and other financial intermediaries are responsible for transmitting orders and payments for their customers on a timely basis:

-	Brokers and other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares.

-	Normally, we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except in the case of shares purchased by check, we may hold redemption amounts from the sale of those shares until the purchase check has cleared, which may be as long as 15 days.

-	Same-day processing is available for the Funds, provided we receive notice of the trade prior to 2:45 p.m. (Eastern time).

-

If we receive notice of your intent to process a same-day trade and your purchase order for the Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not

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receive dividends for that day. For same-day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Munder Funds are not intended to serve as vehicles for short-term trading, which includes investors who engage in rapid purchases and sales or exchanges of Fund shares. Among other things, volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. Excessive purchases and sales or exchanges of a fund’s shares may force the fund to bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect fund performance.

Given that the Fund is a money market fund which attempts to maintain a stable net asset value, short-term trading does not generally pose the same issues as for other types of funds. However, to the extent that the Fund may be used to facilitate short-term trading in other Munder Funds, an investor in the Fund should be aware that the Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Fund will seek to apply these policies and procedures as uniformly as practicable. The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Munder Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Payments under the plan are made pursuant to Rule 12b-1 under the

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Investment Company Act of 1940. Under the plan, the Fund may pay up to 0.25% of its average daily net assets to pay for certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. The Fund may also pay up to 0.10% of its average daily net assets to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment in the Fund and may cost you more than paying other types of sales charges.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s distribution and service plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to Rule 12b-1 fees and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated on each day the NYSE is open. The NAV per share is the value of a single Fund share. NAV is calculated by:

(1)	taking the current value of the Fund’s total assets,
(2)	subtracting the liabilities and expenses, and
(3)	dividing that amount by the total number of shares outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally

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4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculation and transaction deadlines to that time. In determining the Fund’s NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method, the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

The Fund may be open for business, and its NAV may be calculated, on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the Fund determined as of 4:00 p.m. (Eastern time) on that date.

If reliable current market values are not readily available for a security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Fund’s Board of Trustees. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The procedures established by the Board of Trustees to fair value the Fund’s securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares dividends daily and pays dividend distributions, if any, monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

If an investor provides the Fund with advance notice of a purchase and the purchase order is accepted before 2:45 p.m. (Eastern time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.

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Except in the case of same-day redemption requests, which must be received before 2:45 p.m. (Eastern time), redeeming shareholders will receive dividends on the day of redemption.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains (note that the Fund does not expect to derive a material amount of long-term capital gains). Dividend distributions and short-

term capital gains generally will be taxed as ordinary income. Because all or nearly all of the Fund’s income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES

If, as expected, the Fund maintains a stable net asset value of $1.00 per share during the period you own shares of the Fund, then you will not have a taxable gain or loss if you sell shares.

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OTHER CONSIDERATIONS

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of December 31, 2004, MCM had approximately $37.8 billion in assets under management, of which $19.2 billion were invested in equity securities, $9.6 billion were invested in money market or other short-term instruments, $8.3 billion were invested in other fixed income securities and $0.7 billion were invested in balanced investments.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

During the fiscal year ended December 31, 2004, the Fund paid an advisory fee at an annual rate of 0.35% of the Fund’s average daily net assets.

Reimbursement Agreement. In the interest of limiting expenses of the Fund, MCM and the Fund’s distributor have entered into a reimbursement agreement with the Fund (“Reimbursement Agreement”) that will remain in effect through at least February 15, 2006. The Reimbursement Agreement may continue from year to year thereafter, subject to Board approval.

From time to time (a) MCM may waive or reduce its advisory fees and/or administrative fees and/or reimburse or absorb any other expenses of any character incurred by the Fund and (b) the Fund’s distributor may waive or reduce its distribution and/or shareholder servicing fees incurred by the Fund in order to support the yield of the Fund. Nothing in the Reimbursement Agreement will obligate MCM or the Fund’s distributor to waive or reduce any fees or reimburse or absorb any other expenses of the Fund, including for the purpose of supporting the yield of the Fund. The advisor and distributor may discontinue any voluntary waivers or reductions at any time.

The Fund may at a later date reimburse MCM and/or the distributor for amounts waived or reduced by MCM or the distributor provided that the one day yield for the Fund on the date of the reimbursement does not fall below the “Minimum One Day Yield” of 0.05% as a result of the reimbursement. Consequently, no reimbursement by the Fund will be made unless (i) the Fund’s one day yield after making the reimbursement exceeds the Minimum One Day Yield, and (ii) the payment of such reimbursement has been approved by the Board. The total amount of reimbursement to which MCM or the distributor may be entitled will equal, at any time, the sum of all amounts previously waived or reduced by MCM or the distributor during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to MCM or

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the distributor with respect to such waivers and reductions.

Notwithstanding the foregoing, the distributor shall not be entitled to reimbursement of any amount the distributor expended from its own resources during the period of the waiver or reduction in order to cover costs on behalf of the Fund.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rates that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com contains the Fund’s most recent annual report. You may also obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789.

LIQUIDITY MONEY MARKET FUND(a)	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02	Year Ended 12/31/01	Year Ended 12/31/00
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.006	0.003	0.010	0.035	0.054

Total from investment operations	0.006	0.003	0.010	0.035	0.054

Less distributions:
Dividends from net investment income	(0.006)	(0.003)	(0.010)	(0.035)	(0.054)

Total distributions	(0.006)	(0.003)	(0.010)	(0.035)	(0.054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)	0.62%	0.30%	1.05%	3.52%	5.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$136,405	$128,688	$133,187	$165,734	$130,375
Ratio of operating expenses to average net assets	0.77%	0.98%	0.94%	0.84%	1.00%
Ratio of net investment income to average net assets	0.62%	0.28%	1.06%	3.39%	5.41%
Ratio of operating expenses to average net assets without expense waivers	1.02%	1.08%	0.94%	0.84%	1.00%

(a)	The Liquidity Money Market Fund commenced operations on June 4, 1997.
(b)	Total return represents aggregate total return for the period indicated.

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ADDITIONAL INFORMATION

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Fund and its investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street
Birmingham, MI 48009

TO OBTAIN INFORMATION:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, Rl 02940-9701

By overnight delivery:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

PROLIQ405

Munder Institutional Money Market Fund

CLASS K & Y SHARES

PROSPECTUS

April 30, 2005

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The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

Institutional Money Market Fund

Class K & Y Shares

This prospectus describes the goal and principal investment strategies of the Fund and the principal risks of investing in the Fund. For further information on the Fund’s investment strategies and risks, please read the section entitled “More About the Fund.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, investment strategy and policy of the Fund may be changed by action of the Board of Trustees without shareholder approval.

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Principal Investment Strategies

The Fund pursues its goal by investing in a broad range of high-quality U.S. dollar- denominated money market instruments (i.e., commercial paper, bankers’ acceptances, certificates of deposit, short- term corporate and government securities and repurchase agreements).

The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

In addition to domestic investments, the Fund may invest up to 25% of its assets in U.S. dollar-denominated money market obligations of foreign corporations or banks or their domestic affiliates or branches.

The Fund’s investments may include fixed and variable rate securities.

PRINCIPAL RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund is subject to the following principal investment risks:

-	Credit Ratings Risk

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two

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highest short-term rating categories or unrated and deemed by the advisor to be of comparable quality. Securities rated A-2- by Moody’s, P-2- by S&P or F2- by Fitch, although eligible securities for money market funds, are somewhat riskier than higher rated obligations because they are regarded as having only a satisfactory ability to meet financial commitments. An issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for the Fund to sell.

An issuer of a fixed income security, even a U.S. Government security, may default on its payment obligations.

-	Interest Rate Risk

An increase in prevailing interest rates will cause fixed income securities held by the Fund to decline in value. When interest rates fall, the reverse is true. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

-	Prepayment Risk

The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund (such as an asset-backed security or a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain types of mortgage-backed securities, such as collateralized mortgage obligations, may be more volatile and less liquid than other types of fixed income securities.

-	Repurchase Agreement Risk

A repurchase agreement enables the Fund to buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

-	Foreign Securities Risk

Investments by the Fund in foreign securities present risks of loss in addition to those presented by investments in U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

2

-	Variable and Floating Rate Securities Risk

Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise its demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

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PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Institutional Money Market Fund. The bar chart shows the Fund’s performance for each calendar year since its inception. The table shows the Fund’s average annual total returns for different calendar periods over the life of the Fund.

The annual returns in the bar chart are for the Fund’s Class Y shares. Class K shares will have annual returns similar to those of Class Y shares because both classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different service fees and expenses, the performance of each class will differ. Please note that the annual expense ratio for the Class K shares is higher than that for the Class Y shares, and thus the performance of the Class K shares has been lower than that of the Class Y shares. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years is not necessarily an indication of how the Fund will perform in the future.

Institutional Money Market Fund CLASS Y

TOTAL RETURN (%)

per calendar year

Best Quarter:	1.67% quarter ended 12/31/00
Worst Quarter:	0.25% quarter ended 12/31/03

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2004

	1 Year %	5 Years %	Since Inception(1) %
Class Y	1.28	2.95	3.30

(1)	The inception dates for Class Y and Class K shares are 1/4/99 and 9/20/04, respectively. No performance information is provided for Class K shares as that class had not completed a full calendar year of operations as of 12/31/04.

You may call 1-800-438-5789 to obtain the Fund’s current 7-day yield. Please specify the Institutional Money Market Fund when requesting yield information.

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FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None	None
Redemption Fees	None	None
Exchange Fees	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class K Shares	Class Y Shares
Management Fees(1)	0.20%	0.20%
Non 12b-1 Service Plan Fees	0.25%	0.00%
Other Expenses(1),(2)	0.18%	0.18%

Total Annual Fund Operating Expenses(1),(2)	0.63%	0.38%

(1)	The advisor, in its sole discretion, may voluntarily waive a portion of its management fee from time to time. In addition, the advisor has voluntarily agreed to reimburse the Fund’s operating expenses (other than the management fees, brokerage, interest, taxes, and extraordinary expenses) in an amount sufficient to keep the Fund’s Other Expenses at 0.00%. The advisor may discontinue its waiver of a portion of its management fees or all or part of the expense reimbursement at any time.
(2)	Expense information in the table has been restated to reflect changes in administration, transfer agency and trustee fees.

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Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class K Shares	Class Y Shares
1 Year	$64	$39
3 Years	$202	$122
5 Years	$351	$213
10 Years	$786	$480

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GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Fixed Income or Debt Securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Foreign Securities include direct investments in U.S. dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include yankee securities which are dollar-denominated securities issued in the U.S. by foreign banks and corporations.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

RATING AGENCIES

Moody’s Investor Service, Inc. (Moody’s)

Fitch Ratings, Inc. (Fitch)

Standard & Poor’s Rating Services (S&P)

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MORE ABOUT THE FUND

The following sections provide additional information about some of the Fund’s principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Fund. The Fund may also use other techniques and invest in other securities and are subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Fund’s principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” for the Fund.

FURTHER INFORMATION

REGARDING THE FUND’S

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

CREDIT RATINGS

Consistent with the requirements of Rule 2a-7 under the Investment Company Act of 1940, the Fund may invest in securities that, at the time of purchase, are rated in one of the two highest short-term rating categories:

•	A-2- or higher by S&P;
•	P-2- or higher by Moody’s; or
•	F2- or higher by Fitch.

A security will be considered eligible for purchase if it receives two of the above ratings, unless it has only been rated by one rating agency. The Fund may also invest in unrated securities if the advisor believes they are comparable in quality.

-	Investment Strategy

Securities purchased by the Fund will generally be rated at least A-1-/P-1-/F1- or unrated and deemed by the advisor to be comparable in quality.

-	Special Risks

Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated or a rated security’s rating may be reduced below the minimum rating required for purchase by the Fund. The advisor will consider such an event in determining, in accordance with procedures adopted by the Board of Trustees, whether the Fund should continue to hold the security.

FOREIGN SECURITIES

Foreign securities in which the Fund typically invests include yankee securities, which are U.S. dollar-denominated securities issued in the U.S. by foreign banks and corporations, and U.S. dollar-denominated securities of foreign issuers that are traded in the United States.

-	Investment Strategy

The Fund may invest up to 25% of its total assets in U.S. dollar-denominated money market obligations of foreign corporations or banks or their domestic affiliates or branches.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of

8

foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different auditing and recordkeeping requirements.

OTHER INVESTMENT

STRATEGIES AND RISKS

ASSET-BACKED SECURITIES

Asset-backed securities are debt securities backed by mortgages, installment sales contracts and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (CMOS) and real estate mortgage investment conduits (REMICs).

-	Investment Strategy

The Fund may invest a portion of its assets in asset-backed securities.

-	Special Risks

In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the credit worthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty.

Like other fixed income securities, when interest rates rise the value of an asset- backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

9

BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

-	Investment Strategy

The Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

-	Special Risks

Borrowings by the Fund may involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value of the securities.

GUARANTEED INVESTMENT CONTRACTS

The Fund may invest in guaranteed investment contracts. Guaranteed investment contracts are agreements whereby the Fund makes payments, generally to an insurance company’s general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund’s limitation on illiquid investments.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses may be realized.

-	Investment Strategy

The Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of the Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given that the U.S. Government will provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. U.S. Government securities include mortgage-backed securities that are issued by agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association. Certain mortgage-backed securities, known as collateralized mortgage obligations, are issued in multiple classes with each class having its own interest rate and/or final payment date.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

10

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

PUBLICATION OF

PORTFOLIO HOLDINGS

The Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month, on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. The Fund may also publish other information relating to its portfolio (e.g., top ten holdings, sector information and other portfolio characteristic data) as of the end of each calendar month not earlier than 15 days after the end of such month, on the Munder Funds website (www.munder.com). The information is available on the Munder Funds website until it is updated for the next applicable period. A description of the Fund’s policies and procedures with respect to the disclosure of information regarding the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class K or Class Y shares of the Fund at the net asset value (NAV) next determined after your purchase order is received in proper form.

Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of the Fund, including minimum investment requirements, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Fund offers Class K and Class Y shares through this prospectus. Class K and Class Y shares are only available to limited types of investors. Please see the

11

Shareholder Guide for more information regarding eligibility requirements.

Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. You should consider ongoing annual expenses, including distribution and/or service fees as described in the section entitled “Distribution and Service Plan Fees”.

Class K Shares

(Eligible Investors Only)

-	No front-end sales charge. All your money goes to work for you right away.

-	Higher annual expenses than Class Y shares.

Class Y Shares

(Eligible Investors Only)

-	No front-end sales charge. All your money goes to work for you right away.

-	Lower annual expenses than Class K shares.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Fund has a Distribution and Service Plan with respect to its Class K shares. The Plan allows the Fund to pay for non-Rule 12b-1 services provided to Class K shareholders. Under the Plan, the Fund may pay up to 0.25% of the daily net assets of Class K shares in order to pay for certain non-Rule 12b-1 shareholder services provided by institutions that have agreements with the Fund or the Fund’s service providers to provide such services. Because the fees are paid out of the Fund’s assets attributable to its Class K shares on an ongoing basis, over time these non-Rule 12b-1 fees will increase the cost of an investment in Class K shares of the Fund.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Fund’s Distribution and Service Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Fund’s advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non- cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the service and other fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to

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intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund’s advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

From time to time, the Fund’s advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

The Fund’s NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Fund calculates NAV separately for each class. NAV is calculated by:

(1)	taking the current value of a Fund’s total assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Fund calculates NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, the Fund will accelerate its NAV calculations and transaction deadlines to that time. In determining the Fund’s NAV, securities are valued at amortized cost, which is approximately equal to market value. Under this method, the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument.

The Fund may be open for business, and its NAV may be calculated, on weekdays when the NYSE is closed, but the Federal Reserve Bank in Boston is open. Purchase and redemption orders received and accepted prior to 4:00 p.m. (Eastern time) on any day the money markets are open but the NYSE is closed will be effected at the NAV per share of the applicable class of shares of the Fund determined as of 4:00 p.m. (Eastern time) on that date.

If reliable current market values are not readily available for a security (or the amortized cost method is not appropriate under the circumstances), such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Fund’s Board of Trustees. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have

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the effect of diluting or increasing the economic interest of existing shareholders.

The procedures established by the Board of Trustees to fair value the Fund’s securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of the Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

DISTRIBUTIONS

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund declares dividends daily and pays dividend distributions, if any, monthly.

The Fund distributes its net realized capital gains, if any, at least annually.

If an investor provides the Fund with advance notice of a purchase and the purchase order is accepted before 2:45 p.m. (Eastern time), the investor will receive dividends for that day. Otherwise the investor will begin to earn dividends on the first business day following the day of purchase.

Except in the case of same-day redemption requests, which must be received before 2:45 p.m. (Eastern time), redeeming shareholders will receive dividends on the day of redemption.

It is possible that the Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay both dividend and capital gain distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Fund by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in the Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You

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should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains (note that the Fund does not expect to derive a material amount of long-term capital gains). Dividend distributions and short-term capital gains generally will be taxed as ordinary income. Because all or nearly all of the Fund’s income is from interest, distributions will not be eligible for the 15% rate on dividends. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES

If, as expected, the Fund maintains a stable net asset value of $1.00 per share during the period you own shares of the Fund, then you will not have a taxable gain or loss if you sell shares.

OTHER CONSIDERATIONS

If you have not provided complete, correct taxpayer information, by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. As of December 31, 2004, MCM had approximately $37.8 billion in assets under management, of which $19.2 billion were invested in equity securities, $9.6 billion were invested in money market or other short-term instruments, $8.3 billion were invested in other fixed income securities and $0.7 billion were invested in balanced investments.

MCM provides overall investment management for the Fund, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

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During the fiscal year ended December 31, 2004, the Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund (after waivers) of 0.12%.

Because MCM voluntarily waived a portion of its fees for the Institutional Money Market Fund, the payment shown above is less than the contractual advisory fees of 0.20% of the Fund’s average daily net assets.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of operations of the class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Fund’s financial statements, are included in the annual report of the Fund, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Fund’s most recent annual report. You may also obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789.

INSTITUTIONAL MONEY MARKET FUND(a) (CLASS K & Y)	Period Ended 12/31/04 Class K		Year Ended 12/31/04 Class Y	Year Ended 12/31/03 Class Y	Year Ended 12/31/02 Class Y	Year Ended 12/31/01 Class Y	Year Ended 12/31/00 Class Y
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.004		0.013	0.011	0.018	0.041	0.062

Total from investment operations	0.004		0.013	0.011	0.018	0.041	0.062

Less distributions:
Dividends from net investment income	(0.004)		(0.013)	(0.011)	(0.018)	(0.041)	(0.062)

Total distributions	(0.004)		(0.013)	(0.011)	(0.018)	(0.041)	(0.062)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)	0.43%		1.28%	1.12%	1.79%	4.20%	6.44%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,663		$951,642	$1,006,660	$1,223,380	$553,773	$155,191
Ratio of operating expenses to average net assets	0.37	%(c)	0.12%	0.12%	0.12%	0.12%	0.18%
Ratio of net investment income to average net assets	1.62	%(c)(d)	1.27%	1.11%	1.74%	3.63%	6.26%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.61	%(c)	0.36%	0.33%	0.31%	0.33%	0.31%

(a)	The Munder Institutional Money Market Fund Class K and Class Y shares commenced operations on September 20, 2004 and January 4, 1999, respectively.
(b)	Total return represents aggregate total return for the period indicated.
(c)	Annualized.
(d)	Ratio of net investment income to average net assets varies by class in amounts other than the Distribution and Service Plan fees due to the mid-period commencement of Class K shares.

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SHAREHOLDER GUIDE

Dated April 30, 2005

This Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder Institutional Money Market Fund. The information contained in this Shareholder Guide is part of, and incorporated into, the Class K & Y Shares Prospectus dated April 30, 2005 for the Fund.

HOW TO REACH THE FUND

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc:

By telephone:	1-800-438-5789

By mail:	The Munder Funds

P.O. Box 9701

Providence, Rl 02940

By overnight delivery:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street
Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class K Shares

Customers (and their immediate family members) of brokers or other financial intermediaries that have entered into agreements with the Fund to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial intermediaries (or their nominees) acting on behalf of their customers will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Fund may refuse purchase orders from ineligible investors who select Class K shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-	fiduciary and discretionary accounts of institutions;
-	institutional investors (including: banks; savings institutions; credit unions and other financial institutions;

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corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);

-	high net worth individuals approved by the Funds’ investment advisor;
-	trustees, officers and employees of the Munder Funds, the Fund’s investment advisor and the Fund’s distributor;
-	Munder Capital Management’s investment advisory clients; and
-	family members of employees of the Fund’s investment advisor.

The Fund may refuse purchase orders from ineligible investors who select Class Y shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker or Other Financial Intermediary

Any broker or other financial intermediary authorized by the Munder Funds’ distributor can sell you shares of the Fund. Confirmations of share purchases will be sent to the financial intermediary through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, Rl 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and the class of shares you wish to purchase on your Account Application.

If you are not eligible to purchase the class of shares you have specified, your purchase may be refused.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Application Form to the Fund at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

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Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer

For new accounts, you must complete, sign and mail to the Fund at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Fund an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

Through an Automatic Investment Plan (AIP)

Under an AIP you may arrange for periodic investments in the Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

-	Name;
-	Date of birth (for individuals);
-	Residential or business street address (although post office boxes are still permitted for mailing); and
-	Social security number, taxpayer identification number, or other identifying number.

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You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. We also may close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Investment Minimums

(Class K Shares)

There is no minimum initial or subsequent investment for Class K shares.

Investment Minimums

(Class Y Shares)

The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors is $1,000,000. Other eligible investors are not subject to any minimum. Investment minimums do not apply to purchases made through certain programs approved by the Fund in which you pay an asset-based fee for advisory, administrative and/or brokerage services or through certain retirement plans. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum. We reserve the right, upon 30 days’ advance written notice, to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice.

Timing of Orders

Purchase orders must be received by the Fund or an authorized agent of the Fund (such as the Fund’s distributor or transfer agent or authorized dealer or third-party administrator, or other authorized financial intermediary) before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker or Other Financial Intermediary

Contact your broker or other financial intermediary for more information.

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By Mail

You may send a written request to the Fund containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Fund may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Fund a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Fund must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com.

To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone, the Fund must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make online redemptions from IRA, ESA or 403(b) accounts.

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POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to your new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Medallion Signature Guarantee

For your protection, we reserve the right to require a medallion signature guarantee for redemption requests.

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Intermediaries

Shares held through a financial intermediary on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to an account at that financial intermediary.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons, you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

ADDITIONAL POLICIES FOR PURCHASES AND

REDEMPTIONS

-	We consider purchase or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order.

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-	At any time, we may change any of our purchase or redemption practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Fund’s expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-	We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Fund, Munder Capital Management, the Fund’s distributor, the Fund’s transfer agent nor any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Fund, we will send you confirmations of the opening of an account and of all subsequent purchases or redemptions in the account. If your account has been set up by a broker or financial intermediary, account activity will be detailed in their statements to you. Brokers and other financial intermediaries are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers and other financial intermediaries may charge their customers a processing or serving fee in connection with the purchase or redemption of Fund shares.

-	Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except that in the case of shares purchased by check, we may hold redemption amounts from the sale of those shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

Same-day	processing is available for the Fund, provided we receive notice of the trade prior to 2:45 p.m. (Eastern time).

-	If we receive notice of your intent to process a same-day trade and your purchase order and payment for the Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. Otherwise you will begin to earn dividends on the first business day following the day of purchase. For same-day redemption orders received before 2:45 p.m. (Eastern time), you will not receive dividends for that day. For same-day redemption orders received after 2:45 p.m. (Eastern time), you will receive dividends for that day.

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FREQUENT PURCHASES AND

REDEMPTIONS OF

FUND SHARES

The Munder Funds are not intended to serve as vehicles for short-term trading, which includes investors who engage in rapid purchases and sales or exchanges of Fund shares. Among other things, volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. Excessive purchases and sales or exchanges of a fund’s shares may force the fund to bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect fund performance.

Given that the Fund is a money market fund which attempts to maintain a stable net asset value, short-term trading does not generally pose the same issue for the Fund as for other types of funds. However, to the extent that the Fund may be used to facilitate short-term trading between other Munder Funds, an investor in the Fund should be aware that the Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Fund will seek to apply these policies and procedures as uniformly as practicable. The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Munder Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

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ADDITIONAL INFORMATION

Information relating to purchases and sales of Class K and Class Y of the Institutional Money Market Fund is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Fund is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Fund and its investments, strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:	fundcontact@munder.com

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street
Birmingham, MI 48009

TO OBTAIN INFORMATION:

By telephone:	1-800-438-5789

By mail:	The Munder Funds
P.O. Box 9701
Providence, RI 02940

By overnight	The Munder Funds
delivery:	101 Sabin Street
Pawtucket, RI 02860

By web:	www.munder.com

You may find more information about the Fund online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

PROINSTMM405

Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

CLASS K & Y SHARES

PROSPECTUS

April 30, 2005

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The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that the information in this prospectus is adequate and accurate. Any representation to the contrary is a criminal offense.

This prospectus describes the goal and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on the Funds’ investment strategies and risks, please read the section entitled “More About the Funds.” Certain terms used in this prospectus are defined in the Glossary. Unless this prospectus expressly provides otherwise, each goal, investment strategy and policy of the Funds may be changed by action of the Board of Trustees without shareholder approval.

Munder S&P® MidCap Index Equity Fund

CLASS K & Y SHARES

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide performance and income that is comparable to the Standard & Poor’s MidCap 400® Index (S&P MidCap 400®). The S&P MidCap 400® is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. As of December 31, 2004, the market capitalization of companies in the S&P MidCap 400® ranged between $1 billion and $4 billion.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies in the S&P MidCap 400®. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund is managed through the use of a “quantitative” or “indexing” investment approach and tries to mirror the composition and performance of the S&P MidCap 400® through quantitative procedures. The advisor invests in stocks that are included in the index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P MidCap 400® of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund’s price mirror exactly the changes in the S&P MidCap 400®.

The Fund may also enter into futures contracts.

1

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Tracking Risk

Because the Fund pays fees and transaction costs, while the S&P MidCap 400® does not, the Fund’s returns are likely to be lower than those of the S&P MidCap 400®. Tracking variance may also result from share purchases, redemptions and other factors.

-	Indexing Strategy Risk

The Fund will invest in the securities included in the S&P MidCap 400® regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the mid-capitalization portion of the U.S. stock market.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures contracts is that small price movements can result in substantial gains or losses. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

-	Smaller Company Stock Risk

The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, may be less liquid and their issuers are subject to greater degrees of changes in their earnings and prospects.

2

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Munder S&P® MidCap Index Equity Fund. The bar chart shows the Fund’s performance for each calendar year since its inception. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class K shares will have annual returns similar to those of the Class Y shares because both classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different service fees and expenses, the performance of each class will differ. Please note that the annual expense ratio for the Class K shares is higher than that for the Class Y shares, and thus the performance of the Class K shares has been lower than that of the Class Y shares. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder S&P® MidCap Index Equity Fund CLASS Y

TOTAL RETURN (%)

per calendar year

Best Quarter:	17.59% quarter ended 6/30/03
Worst Quarter:	(16.61)% quarter ended 9/30/02

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AVERAGE ANNUAL RETURNS

for periods ended December 31, 2004

	1 Year %	5 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	15.94	9.12	10.92
Return After Taxes on Distributions	15.45	7.54	8.53
Return After Taxes on Distributions and Sale of Fund Shares	11.01	7.03	8.10
S&P MidCap 400® Index(2) (reflects no deductions for fees, expenses or taxes)	16.48	9.54	12.05
CLASS K
Return Before Taxes	15.66	8.84	10.54
S&P MidCap 400® Index(2) (reflects no deductions for fees, expenses or taxes)	16.48	9.54	11.55

(1)	The inception dates for the Class Y and Class K shares are 2/13/98 and 11/4/99, respectively. The index returns from inception for Class Y and Class K shares are as of 2/1/98 and 11/1/99, respectively.
(2)	Standard & Poor’s MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class K shares will vary from those shown for the Class Y shares because, as noted above and set forth below in the section entitled, “Fees and Expenses,” each class has different service fees and expenses.

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FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Munder S&P® MidCap Index Equity Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None	None
Redemption Fees	2%(a)	2%(a)
Exchange Fees	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class K Shares	Class Y Shares
Management Fees	0.15%	0.15%
Non 12b-1 Service Plan Fees	0.25%	0.00%
Other Expenses(1)	0.37%	0.37%

Total Annual Fund Operating Expenses(1)	0.77%	0.52%

(a)	A short-term trading fee of 2% may be assessed on redemptions within 60 days of purchase of Class K and Class Y shares of the Fund. The short-term trading fee will not be assessed on accounts that are redeemed because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(1)	Expense information in the table has been restated to reflect changes in administration, transfer agency and trustee fees.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class K Shares	Class Y Shares
1 Year	$79	$53
3 Years	$246	$167
5 Years	$428	$291
10 Years	$954	$653

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Munder S&P® SmallCap Index Equity Fund

CLASS K & Y SHARES

GOAL AND PRINCIPAL

INVESTMENT STRATEGIES

Goal

The Fund’s goal is to provide performance and income that is comparable to the Standard & Poor’s SmallCap 600® Index (S&P SmallCap 600®). The S&P SmallCap 600® is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. As of December 31, 2004, the market capitalization of companies in the S&P SmallCap 600® ranged between $300 million and $1 billion.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies in the S&P SmallCap 600®. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this prospectus, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

The Fund is managed through the use of a “quantitative” or “indexing” investment approach and tries to mirror the composition and performance of the S&P SmallCap 600® through quantative procedures. The advisor invests in stocks that are included in the index, in approximately the same proportions as they are represented in the index. As a result, the advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P SmallCap 600® of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund’s price mirror exactly the changes in the S&P SmallCap 600®.

The Fund may also enter into futures contracts.

6

PRINCIPAL RISKS

All investments carry some degree of risk that will affect the value of the Fund’s portfolio investments, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is subject to the following principal investment risks:

-	Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

-	Tracking Risk

Because the Fund pays fees and transaction costs, while the S&P SmallCap 600® does not, the Fund’s returns are likely to be lower than those of the S&P SmallCap 600®. Tracking variance may also result from share purchases, redemptions and other factors.

-	Indexing Strategy Risk

The Fund will invest in the securities included in the S&P SmallCap 600® regardless of market trends. As a result, the Fund cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the small-capitalization portion of the U.S. stock market.

-	Derivatives Risk

The Fund may suffer a loss from its use of futures contracts, which are forms of derivatives. The primary risk with futures contracts is that small price movements can result in substantial gains or losses. Investments in derivatives can also significantly increase exposure to the credit risk of the derivative’s counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

-	Smaller Company Stock Risk

The stocks of small or medium-size companies may be more susceptible to market downturns, and their prices may be more volatile than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. In addition, small company stocks typically are traded in lower volume, may be less liquid, and their issuers are subject to greater degrees of changes in their earnings and prospects.

7

PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Munder S&P® SmallCap Index Equity Fund. The bar chart shows the Fund’s performance for each full calendar year since its inception. The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund compare to those of a broad-based securities market index.

The annual returns in the bar chart are for the Fund’s oldest class of shares, Class Y shares. Class K shares will have annual returns similar to those of Class Y shares because both classes of shares are invested in the same portfolio of securities and have the same portfolio management. Because each class of shares has different service fees and expenses, the performance of each class will differ. Please note that the annual expense ratio for the Class K shares is higher than that for the Class Y shares, and thus, performance of the Class K shares has been lower than that of the Class Y shares. Please see the section entitled “Fees and Expenses.”

When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Munder S&P® SmallCap Index Equity Fund CLASS Y

TOTAL RETURN (%)

per calendar year

Best Quarter:	20.70% quarter ended 12/31/01
Worst Quarter:	(18.72)% quarter ended 9/30/02

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AVERAGE ANNUAL RETURNS

for periods ended December 31, 2004

	1 Year %	5 Years %	Since Inception %(1)
CLASS Y
Return Before Taxes	21.96	11.04	12.79
Return After Taxes on Distributions	21.55	9.75	11.51
Return After Taxes on Distributions and Sale of Fund Shares	14.80	8.77	10.35
S&P SmallCap 600® Index(2) (reflects no deductions for fees, expenses or taxes)	22.65	11.60	13.81
CLASS K
Return Before Taxes	21.62	10.82	12.59
S&P SmallCap 600® Index(2) (reflects no deductions for fees, expenses or taxes)	22.65	11.60	13.81

(1)	Since inception information for the Class Y shares of the Fund is provided for the period beginning on 10/27/99. The Class K shares commenced operations on 11/4/99. The index returns from inception for Class Y and Class K shares are as of 11/1/99.
(2)	The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class Y shares. The after-tax returns for the Class K shares will vary from those shown for Class Y shares because, as noted above and set forth below in the section entitled, “Fees and Expenses,” each class has different service fees and expenses.

9

FEES & EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Munder S&P® SmallCap Index Equity Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

SHAREHOLDER FEES paid directly from your investment	Class K Shares	Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None	None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None	None
Redemption Fees	2%(a)	2%(a)
Exchange Fees	None	None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class K Shares	Class Y Shares
Management Fees	0.15%	0.15%
Non 12b-1 Service Plan Fees	0.25%	0.00%
Other Expenses(1)	0.39%	0.39%

Total Annual Fund Operating Expenses(1)	0.79%	0.54%

(a)	A short-term trading fee of 2% may be assessed on redemptions within 60 days of purchase of Class K and Class Y shares of the Fund. The short-term trading fee will not be assessed on accounts that are redeemed because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.
(1)	Expense information in the table has been restated to reflect changes in administration, transfer agency and trustee fees.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class K Shares	Class Y Shares
1 Year	$81	$55
3 Years	$252	$173
5 Years	$439	$302
10 Years	$978	$677

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GLOSSARY

The Glossary explains certain terms used throughout this prospectus.

Equity Securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Foreign Securities include direct investments in U.S. dollar-denominated securities of foreign issuers traded in the United States.

Money Market Instruments are high-quality, short-term instruments, including commercial paper, bankers’ acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Repurchase Agreements are agreements to purchase securities from banks or broker-dealers that agree to repurchase such securities at a specified time and price.

U.S. Government Securities U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of government agencies or instrumentalities such as Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, by the right to borrow from the U.S. Treasury, or by the agency or instrumentality issuing or guaranteeing the security. No assurance can be given by that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law.

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MORE ABOUT THE FUNDS

The following sections provide additional information about some of the Funds’ principal investment strategies and principal risks and describes certain other applicable investment strategies and risks of the Funds. The Funds may also use other techniques and invest in other securities and are subject to further restrictions and risks that are described below as well as in the Statement of Additional Information. For a complete description of the Funds’ principal investment strategies and principal risks please read the sections entitled “Goal and Principal Investment Strategies” and “Principal Risks” for the applicable Fund.

FURTHER INFORMATION

REGARDING THE FUNDS’

PRINCIPAL INVESTMENT

STRATEGIES AND RISKS

DERIVATIVES

Derivative instruments are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, and options.

A futures contract is a type of derivative investment that obligates the holder to take or make delivery of certain securities, other financial instruments, the cash value of a specified index, or a stated quantity of foreign currency at maturity. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specific exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return).

-	Investment Strategy

A Fund may, but is not required to, use derivative instruments. A Fund may, but is not required to, use derivatives for hedging purposes, for cash management purposes, for the purpose of remaining fully invested, or for the purpose of maintaining liquidity. Hedging may relate to a specific investment, a group of investments, or the Fund’s portfolio as a whole. A Fund will not use derivatives for speculative purposes.

There can be no assurance that a Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

-	Special Risks

The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative

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instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave a Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

OTHER INVESTMENT

STRATEGIES AND RISKS

BORROWING

Money may be borrowed from banks for emergency purposes or redemptions.

-	Investment Strategy

A Fund may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions.

-	Special Risks

Borrowings by a Fund may involve leveraging. If the securities held by a Fund decline in value while these transactions are outstanding, a Fund’s net asset value (“NAV”) will decline in value by proportionately more than the decline in value of the securities.

FOREIGN SECURITIES

To the extent foreign issuers are included in the Fund’s respective index, the Funds may invest in foreign securities. Foreign securities in which a Fund invests include U.S. dollar-denominated securities of foreign issuers traded in the United States.

-	Investment Strategy

A Fund may invest up to 25% of its total assets in foreign securities.

-	Special Risks

Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Direct investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the

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possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

SECURITIES LENDING

Qualified institutions may borrow portfolio securities on a short-term basis. By reinvesting any cash collateral received in these transactions, additional income gains or losses maybe realized.

-	Investment Strategy

A Fund may lend securities on a short-term basis to qualified institutions. Securities lending may represent no more than 33 1/3% of the value of a Fund’s total assets (including the loan collateral).

-	Special Risks

The main risk when lending Fund securities is that if the borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.

TEMPORARY INVESTMENTS

A Fund may invest in short-term obligations, such as U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less.

-	Investment Strategy

A Fund may invest assets in short-term obligations pending investment or to meet anticipated redemption requests.

-	Special Risks

A Fund may not achieve its investment goal when its assets are invested in short-term obligations.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS

A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

-	Special Risks

Purchasing or selling securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

PUBLICATION OF PORTFOLIO HOLDINGS

Each Fund publishes a complete list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month, on the Munder Funds website (www.munder.com) under the “All Holdings” link on the Fund’s Profile Page. Each Fund may also publish other information relating to its portfolio (e.g. top ten holdings, sector information and other portfolio characteristic data) as of the end of each calendar month not earlier than 15 days after the end of such month, on the Munder Funds website (www.munder.com) on the Fund’s Profile Page. The information is available on the Munder Funds website until it is updated

14

for the next applicable period. A description of the Funds’ policies and procedures with respect to the disclosure of information regarding the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

DISCLAIMERS

The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”), nor does S&P guarantee the accuracy and/or completeness of the S&P MidCap 400® Index, S&P SmallCap 600® Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by a Fund, owners of a Fund, any person or any entity from the use of the S&P MidCap 400® Index, S&P SmallCap 600® Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P MidCap 400® Index, S&P SmallCap 600® Index or any data included therein.

YOUR INVESTMENT

PURCHASING SHARES

You may purchase Class K and Class Y shares of a Fund at the NAV next determined after your purchase order is received in proper form.

Class K and Class Y shares are only available for purchase by limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Broker-dealers or financial intermediaries (other than the Fund’s distributor) may charge you additional fees for shares you purchase through them.

For information regarding policies and procedures associated with purchasing shares of a Fund, including minimum investment requirements, please see the Shareholder Guide.

EXCHANGING SHARES

You may exchange your Fund shares for shares of the same class of other Munder Funds based on their relative NAVs.

For information regarding policies and procedures associated with exchanging shares, please see the Shareholder Guide.

REDEEMING SHARES

You may redeem shares at the NAV next determined after your redemption request is received in proper form.

For more information regarding policies and procedures associated with redeeming shares, including restrictions or fees imposed on redemptions, please see the Shareholder Guide.

SHARE CLASS SELECTION

The Funds offer Class K and Class Y shares through this prospectus. Class K and Class Y shares are only available to limited types of investors. Please see the Shareholder Guide for more information regarding eligibility requirements.

Each class has its own cost structure, allowing you to choose the one that best

15

meets your requirements given the amount of your purchase, the intended length of your investment and your eligibility to purchase those shares. You should consider ongoing annual expenses, including service fees as described in the section entitled “Distribution and Service Plan Fees”.

Class K Shares

(Eligible Investors Only)

-	No front-end sales charge. All your money goes to work for you right away.

-	Higher annual expenses than Class Y shares.

Class Y Shares

(Eligible Investors Only)

-	No front-end sales charge. All your money goes to work for you right away.

-	Lower annual expenses than Class K shares.

DISTRIBUTION AND SERVICE FEES

DISTRIBUTION AND SERVICE PLAN FEES

The Funds have a Distribution and Service Plan with respect to their Class K shares. The Plan allows each Fund to pay for non-Rule 12b-1 services provided to Class K shareholders. Under the Plan, the Funds may pay up to 0.25% of the average daily net assets of each Fund attributable to Class K shares in order to pay for certain non-Rule 12b-1 shareholder services provided by institutions that have agreements with the Funds or the Funds’ service providers to provide such services. Because the fees are paid out of each Fund’s assets attributable to its Class K shares on an ongoing basis, over time these non-Rule 12b-1 fees will increase the cost of an investment in Class K shares of a Fund.

OTHER PAYMENTS TO THIRD PARTIES

In addition to paying fees under the Funds’ Distribution and Service Plan, the Funds may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Funds’ advisor or distributor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the advisor. Such payments and compensation are in addition to the service and other fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an

16

expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Funds’ advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

From time to time, the Funds’ advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

VALUING FUND SHARES

Each Fund’s NAV is calculated on each day the New York Stock Exchange (NYSE) is open. The NAV per share is the value of a single Fund share. The Funds calculate NAV separately for each class. NAV is calculated by:

(1)	taking the current value of a Fund’s total assets allocated to a particular class of shares,
(2)	subtracting the liabilities and expenses charged to that class, and
(3)	dividing that amount by the total number of shares of that class outstanding.

The Funds calculate NAV as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). If the NYSE closes at any other time, or if an emergency exists, the Funds will accelerate their NAV calculations and transaction deadlines to that time. The NAV of the Funds is generally based on the current market value of the securities held in the Fund.

If reliable current market values are not readily available for a security, such security will be priced using its fair value as determined in good faith by, or using procedures approved by, the Board of Trustees. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s NAV. As a result, a Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The procedures established by the Board of Trustees to fair value each Fund’s securities contemplate that the advisor will establish a pricing committee to serve as its formal oversight body for the valuation of each Fund’s securities. Any determinations of the pricing committee made during a quarter will be reviewed by the Board of Trustees at the next regularly scheduled quarterly meeting of the Board.

Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at this time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

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DISTRIBUTIONS

As a shareholder, you are entitled to your share of a Fund’s net income and capital gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Funds declare and pay dividend distributions, if any, quarterly.

The Funds distribute their net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of its earnings and profits. You should treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You should treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will generally pay both dividend and capital gain distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application or notify the Funds by calling (800) 438-5789.

FEDERAL TAX CONSIDERATIONS

Investments in a Fund have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of the Funds is contained in the Statement of Additional Information. You should consult your tax advisor about your own particular tax situation.

TAXES ON DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. A

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shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

TAXES ON SALES

If you sell shares of a Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain. If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of shares of a Fund.

OTHER CONSIDERATIONS

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information, by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

Founded in 1985, Munder Capital Management (MCM), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of the Fund. World Asset Management (World), a division of MCM, 255 East Brown Street, Birmingham, Michigan, 48009 is responsible for managing the Funds. As of December 31, 2004, MCM had approximately $37.8 billion in assets under management, of which $19.2 billion were invested in equity securities, $9.6 billion were invested in money market or other short-term instruments, $8.3 billion were invested in other fixed income securities and $0.7 billion were invested in balanced investments.

MCM provides overall investment management for the Funds and research and credit analysis concerning the Funds’ portfolio securities and is responsible for all purchases and sales of portfolio securities.

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During the fiscal year ended December 31, 2004, each Fund paid an advisory fee at an annual rate based on the average daily net assets of the Fund as follows:

Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

PORTFOLIO MANAGERS

A team of professional portfolio managers employed by World, a division of MCM, makes investment decisions for the Funds.

The Funds are co-managed by Kenneth A. Schluchter III and Kevin K. Yousif.

-	Kenneth A. Schluchter III—Director, Domestic Investments—World Asset Management Mr. Schluchter has been the manager or co-manager of the Funds since their inception. Since joining World in 1995, Mr. Schluchter has been involved in the management of a variety of accounts designed to track the performance of a particular index.

-	Kevin K. Yousif, CFA—Senior Portfolio Manager—World Asset Management Mr. Yousif has been the co-manager of the Funds since 2002. Since joining World in 2000, Mr. Yousif has been involved in the management of a variety of accounts designed to track the performance of a particular index.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the Funds’ Statement of Additional Information.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a particular class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report along with the Funds’ financial statements, are included in the annual report of the Funds, and are incorporated by reference into the Statement of Additional Information. Our website, www.munder.com, contains the Funds’ most recent annual report. You may also obtain the annual report and Statement of Additional Information without charge by calling (800) 438-5789.

MUNDER S&P® MIDCAP INDEX EQUITY FUND(a) (CLASS K)	Year Ended 12/31/04 Class K	Year Ended 12/31/03 Class K	Year Ended 12/31/02 Class K	Year Ended 12/31/01 Class K	Year Ended 12/31/00 Class K
Net asset value, beginning of period	$9.29	$6.94	$8.21	$8.50	$9.00

Income/(loss) from investment operations:
Net investment income	0.05	0.04	0.05	0.08	0.11
Net realized and unrealized gain/(loss) on investments	1.40	2.34	(1.27)	(0.24)	1.36

Total from investment operations	1.45	2.38	(1.22)	(0.16)	1.47

Less distributions:
Dividends from net investment income	(0.06)	(0.03)	(0.05)	(0.07)	(0.12)
Distributions from net realized capital gains	(0.22)	—	—	(0.06)	(1.85)

Total distributions	(0.28)	(0.03)	(0.05)	(0.13)	(1.97)

Net asset value, end of period	$10.46	$9.29	$6.94	$8.21	$8.50

Total return (b)	15.66%	34.45%	(14.96)%	(1.57)%	17.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$103,876	$89,945	$44,928	$21,180	$3,015
Ratio of operating expenses to average net assets	0.73%	0.74%	0.59%	0.43%	0.43%
Ratio of net investment income to average net assets	0.48%	0.50%	0.60%	1.00%	1.11%
Portfolio turnover rate	24%	7%	28%	22%	86%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.73%	0.74%	0.77%	0.99%	1.08%

(a)	The Munder S&P® MidCap Index Equity Fund Class K shares commenced operations on November 4, 1999.
(b)	Total return represents aggregate total return for the period indicated.

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MUNDER S&P® MIDCAP INDEX EQUITY FUND(a) (CLASS Y)	Year Ended 12/31/04 Class Y	Year Ended 12/31/03 Class Y	Year Ended 12/31/02 Class Y	Year Ended 12/31/01 Class Y	Year Ended 12/31/00 Class Y
Net asset value, beginning of period	$10.68	$7.97	$9.43	$9.74	$10.29

Income/(loss) from investment operations:
Net investment income	0.08	0.06	0.08	0.11	0.15
Net realized and unrealized gain/(loss) on investments	1.62	2.70	(1.47)	(0.26)	1.56

Total from investment operations	1.70	2.76	(1.39)	(0.15)	1.71

Less distributions:
Dividends from net investment income	(0.09)	(0.05)	(0.07)	(0.09)	(0.14)
Distributions from net realized capital gains	(0.26)	—	—	(0.07)	(2.12)

Total distributions	(0.35)	(0.05)	(0.07)	(0.16)	(2.26)

Net asset value, end of period	$12.03	$10.68	$7.97	$9.43	$9.74

Total return (b)	15.94%	34.82%	(14.86)%	(1.29)%	17.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,552	$17,683	$10,727	$9,424	$8,141
Ratio of operating expenses to average net assets	0.48%	0.49%	0.34%	0.18%	0.18%
Ratio of net investment income to average net assets	0.73%	0.75%	0.85%	1.25%	1.36%
Portfolio turnover rate	24%	7%	28%	22%	86%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.48%	0.49%	0.52%	0.81%	0.83%

(a)	The Munder S&P® MidCap Index Equity Fund Class Y shares commenced operations on February 13, 1998.
(b)	Total return represents aggregate total return for the period indicated.

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MUNDER S&P® SMALLCAP INDEX EQUITY FUND(a) (CLASS K)	Year Ended 12/31/04 Class K	Year Ended 12/31/03 Class K	Year Ended 12/31/02 Class K	Year Ended 12/31/01 Class K	Year Ended 12/31/00 Class K
Net asset value, beginning of period	$12.91	$9.39	$11.10	$10.96	$10.90

Income/(loss) from investment operations:
Net investment income	0.05	0.02	0.04	0.05	0.04
Net realized and unrealized gain/(loss) on investments	2.74	3.52	(1.71)	0.53	1.05

Total from investment operations	2.79	3.54	(1.67)	0.58	1.09

Less distributions:
Dividends from net investment income	(0.05)	(0.02)	(0.04)	(0.04)	(0.04)
Distributions from net realized gains	(0.25)	—	—	(0.40)	(0.99)

Total distributions	(0.30)	(0.02)	(0.04)	(0.44)	(1.03)

Net asset value, end of period	$15.40	$12.91	$9.39	$11.10	$10.96

Total return (b)	21.62%	37.76%	(15.07)%	6.26%	10.55%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$113,631	$97,034	$60,751	$81,407	$68,263
Ratio of operating expenses to average net assets	0.75%	0.79%	0.52%	0.43%	0.43%
Ratio of net investment income to average net assets	0.38%	0.16%	0.34%	0.49%	0.37%
Portfolio turnover rate	19%	13%	12%	23%	101%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.75%	0.79%	0.68%	0.69%	0.82%

(a)	The Munder S&P® SmallCap Index Equity Fund Class K shares commenced operations on November 4, 1999.
(b)	Total return represents aggregate total return for the period indicated.

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MUNDER S&P® SMALLCAP INDEX EQUITY FUND(a) (CLASS Y)	Year Ended 12/31/04 Class Y	Year Ended 12/31/03 Class Y	Year Ended 12/31/02 Class Y	Year Ended 12/31/01 Class Y	Year Ended 12/31/00 Class Y
Net asset value, beginning of period	$12.89	$9.38	$11.08	$10.94	$10.91

Income/(loss) from investment operations:
Net investment income	0.09	0.05	0.06	0.08	0.09
Net realized and unrealized gain/(loss) on investments	2.73	3.50	(1.69)	0.52	1.00

Total from investment operations	2.82	3.55	(1.63)	0.60	1.09

Less distributions:
Dividends from net investment income	(0.09)	(0.04)	(0.07)	(0.06)	(0.07)
Distributions from net realized gains	(0.25)	—	—	(0.40)	(0.99)

Total distributions	(0.34)	(0.04)	(0.07)	(0.46)	(1.06)

Net asset value, end of period	$15.37	$12.89	$9.38	$11.08	$10.94

Total return (b)	21.96%	38.04%	(14.80)%	6.45%	10.58%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,670	$10,455	$6,391	$8,136	$9,181
Ratio of operating expenses to average net assets	0.50%	0.54%	0.27%	0.18%	0.18%
Ratio of net investment income to average net assets	0.63%	0.41%	0.59%	0.74%	0.62%
Portfolio turnover rate	19%	13%	12%	23%	101%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.50%	0.54%	0.43%	0.45%	0.57%

(a)	The Munder S&P® SmallCap Index Equity Fund Class Y shares commenced operations on August 7, 1997.
(b)	Total return represents aggregate total return for the period indicated.

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SHAREHOLDER GUIDE

Dated April 30, 2005

This Shareholder Guide provides information regarding the purchase and redemption of shares of the Munder S&P® Index Funds. The information contained in this Shareholder Guide is part of, and incorporated into, the Class K & Y Shares Prospectus dated April 30, 2005 for each of these Funds.

HOW TO REACH THE FUNDS

CONTACT SHAREHOLDER SERVICES

For account inquiries or information, literature, forms, etc:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, Rl 02940

By overnight delivery:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For other inquiries or complaints:

By telephone:	1-800-468-6337

By mail:	The Munder Funds
Attn: Secretary
480 Pierce Street
Birmingham, MI 48009

By e-mail:	fundcontact@munder.com

PURCHASE INFORMATION

WHO MAY PURCHASE SHARES

Class K Shares

Customers (and their immediate family members) of banks and other institutions that have entered into agreements with the Funds to provide shareholder services for Class K shareholders may purchase Class K shares. Customers may include individuals, trusts, partnerships and corporations. Financial institutions (or their nominees) acting on behalf of their customers will normally be the holders of record of Fund shares and will reflect their customers’ beneficial ownership of shares in the account statements provided by them to their customers.

The Funds may refuse purchase orders from ineligible investors who select Class K shares.

Class Y Shares

Only the following investors may purchase Class Y shares:

-	fiduciary and discretionary accounts of institutions;
-	institutional investors (including: banks; savings institutions; credit unions and other financial institutions; corporations; foundations; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and other financial advisors acting for their own accounts or for the accounts of their clients);

-	high net worth individuals approved by the Funds’ investment advisor;
-	trustees, officers and employees of the Munder Funds, the Funds’ investment advisor and the Funds’ distributor;
-	Munder Capital Management’s investment advisory clients; and
-	family members of employees of the Funds’ investment advisor.

The Funds may refuse any purchase orders from ineligible investors who select Class Y shares.

METHODS FOR PURCHASING SHARES

Investors may purchase Fund shares through one of the following means:

Through a Broker or Other Financial Intermediary

Any broker or other financial intermediary authorized by the Munder Funds’ distributor can sell you shares of the Funds. Confirmations of share purchases will be sent to the financial intermediary through which the purchase is made.

By Mail

For new accounts, you must complete, sign and mail an Account Application and a check or other negotiable bank draft (payable to The Munder Funds) for at least the minimum initial investment amount to:

The Munder Funds

P.O. Box 9701

Providence, Rl 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

You can obtain an Account Application by calling (800) 438-5789 and specifying the class of shares you wish to purchase.

You must also specify the Fund and class of shares you wish to purchase on your Account Application.

If you are not eligible to purchase the class of shares you specified, your purchase may be refused.

For additional investments, send an investment slip (the top portion of your confirmation or statement) identifying the Fund and share class you wish to purchase, your name and your account number with a check to the address listed above. We reserve the right to refuse investments of less than $50 and any form of payment, including, without limitation cash, temporary checks, credit cards or third-party checks.

By Wire

For new accounts, you must complete, sign and mail an Application Form to the Funds at one of the addresses listed above. Once your account has been established, you can wire funds for investment using the wire instructions below. To obtain an Account Application, your account number or more information, call (800) 438-5789.

Wire Instructions

Bank ABA/Routing #: 031000053

Bank Account Number: 8606905396

Bank Account Name: The Munder Funds

RFB: (Fund Name and Class)

OBI: (Your Name and Acct #)

You may make additional investments at any time using the wire instructions described above. Note that banks may charge fees for transmitting wires.

By Electronic Funds Transfer

For new accounts, you must complete, sign and mail to the Funds at one of the addresses listed above an Application Form with the Banking Information section completed. Once your account has been established, you can make investments by electronic funds transfer (EFT).

For existing accounts, if you completed the Banking Information section of your Account Application and did not decline the EFT purchase privilege when you opened your account, you may make additional investments by EFT. If you do not currently have the EFT purchase privilege, you may complete, sign and mail to the Funds an Electronic Funds Transfer Authorization Form. Once your request for the EFT purchase privilege has been processed (which may take up to ten days), you can make investments by EFT.

To make an investment by EFT, call (800) 438-5789 to request a transaction or to establish an internet Personal Identification Number (PIN) for online transactions at www.munder.com.

Please note that EFT transactions usually require two days to complete.

Through an Automatic Investment Plan (AIP)

Under an AIP you may arrange for periodic investments in a Fund through automatic deductions from a bank account. To enroll in an AIP you should complete the AIP section of your Account Application or complete an Automatic Investment Plan Form. The minimum investment amount is $50 per Fund per month. You may discontinue the AIP at any time. We may discontinue the AIP without notice if your bank account has insufficient funds at the time of a scheduled deduction or for any other reason on 30 days’ written notice to you.

POLICIES FOR PURCHASING SHARES

Verification of Identity

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

-	Name;
-	Date of birth (for individuals);
-	Residential or business street address (although post office boxes are still permitted for mailing); and
-	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. We also may close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Investment Minimums

(Class K Shares)

There is no minimum initial or subsequent investment for Class K shares.

Investment Minimums

(Class Y Shares)

The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors is $3,000,000. Other eligible investors are not subject to any minimum. Investment minimums do not apply to purchases made through certain programs approved by the Funds in which you pay an asset-based fee for advisory, administrative and/or brokerage services or through certain retirements plans. There is no minimum for subsequent investments by any investor.

We reserve the right to waive any investment minimum. We reserve the right, upon 30 days’ advance written notice, to redeem your Class Y shares account if its value is below $2,500. You will have the option to increase the value of your account upon receipt of such notice.

Timing of Orders

Purchase orders must be received by the Funds or an authorized agent of the Funds (such as the Funds’ distributor or transfer agent, authorized dealer or third-party administrator, or other authorized financial intermediary), before the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 p.m. Eastern time) to receive that day’s NAV. Purchase orders received after that time will be accepted as of the next business day and will receive the NAV for the next business day.

METHODS FOR EXCHANGING SHARES

Shareholders may exchange Fund shares through one of the following means:

Through a Broker, Financial Intermediary or Financial Institution

Contact your broker, financial intermediary or other financial institution for more information.

EXCHANGE INFORMATION

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund from which your exchange will be made and the dollar or share amount to be exchanged; (3) the name of the Munder Fund into which your exchange will be made; and (4) the original signatures of all of the registered owners for the account exactly as they appear in the registration. All exchange requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By Telephone

If you did not decline the telephone exchange privilege on your Account Application, you may give exchange instructions by calling (800) 438-5789. If you do not currently have the telephone exchange privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone exchange privilege has been processed (which may take up to ten days), you can make exchanges by telephone.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

By Internet

If you did not decline the online exchange privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may exchange shares by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

The Funds must receive an exchange request prior to the close of the NYSE to effect the exchange at that day’s closing share price.

POLICIES FOR EXCHANGING SHARES

-	You may exchange your Fund shares for shares of the same class of other
Munder	Funds based on their relative NAVs.

-	If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

-	You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

-	A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

-	Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker, financial intermediary or other financial institution or by calling the Munder Funds at (800) 438-5789.

-	Brokers or financial intermediaries may charge you a fee for handling exchanges.

-	We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Short-Term Trading Fee

A short-term trading fee may apply to exchanges of shares made within 60 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

REDEMPTION INFORMATION

METHODS FOR REDEEMING SHARES

Shareholders may redeem Fund shares through one of the following means:

Through a Broker or Other Financial Intermediary

Contact your broker, financial intermediary or other financial institution for more information.

By Mail

You may send a written request to the Funds containing (1) your account number; (2) the name of the Fund to be redeemed and the dollar or share amount to be redeemed; (3) the original signatures of all of the registered owners for the account exactly as they appear in the registration; (4) the address to which you wish to have the proceeds sent; and (5) medallion signature guarantees, if necessary (see below). All redemption requests should be sent to:

The Munder Funds

P.O. Box 9701

Providence, RI 02940

or by overnight delivery to:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

For certain types of special requests, such as redemptions following the death or divorce of a shareholder, the Funds may also require additional information in order to process your request. Please call (800) 438-5789 to determine if your request requires additional information.

For redemptions from IRA, ESA and 403(b) accounts, you will need to complete the proper distribution form and indicate whether you wish to have federal income tax withheld from your proceeds.

By Telephone

If you did not decline the telephone redemption privilege on your Account Application, you may give redemption instructions for transactions involving less than $50,000 per day by calling (800) 438-5789. If you do not currently have the telephone redemption privilege, you may complete, sign and mail to the Funds a Telephone Transaction Authorization Form. Once your request for the telephone redemption privilege has been processed (which may take up to ten days), you can make redemptions by telephone.

The Funds must receive a redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price.

You may not make telephone redemptions from an IRA, ESA or 403(b) account.

By Internet

If you did not decline the online redemption privilege on your Account Application and you have established an internet Personal Identification Number (PIN), you may redeem less than $50,000 per day from your account by clicking on Account Access at www.munder.com. To establish an internet PIN, call (800) 438-5789.

As with redemptions by telephone, the Funds must receive an online redemption request prior to the close of the NYSE to effect the redemption at that day’s closing share price. In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the prior 30 days). If we have EFT or wire instructions for your account that have not changed in the prior 30 days, you may request one of these redemption methods.

You may not make online redemptions from an IRA, ESA or 403(b) account.

POLICIES FOR REDEEMING SHARES

Where Proceeds Are Sent

In the absence of other instructions, we will send the proceeds of your redemption by check to your address of record (provided it has not changed in the past 30 days). Please call (800) 438-5789 to determine the requirements for providing other instructions.

If you have changed your address within the last 30 days, we will need a medallion signature guarantee (see below) in order to send the proceeds to your new address. Alternatively, if we have EFT or wire instructions for your account that have not changed in the past 30 days, we can process your redemption using one of these methods.

Short-Term Trading Fee

A short-term trading fee may apply to redemptions of shares made within 60 days of purchase. Please see “Frequent Purchases and Redemptions of Fund Shares and Short-Term Trading Fee” for more information.

Please see the SAI for information about the tax aspects of the short-term trading fee.

Medallion Signature Guarantee

For your protection, we reserve the right to require a medallion signature guarantee for redemption requests.

When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. Failure to follow this policy will result in a delay in processing your redemption request.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that participates in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

Accounts Held Through Financial Institutions

Shares held through a financial institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to an account at that institution.

Redemption Difficulties

During periods of unusual economic or market activity, or due to technical reasons,

you may experience difficulties or delays in effecting telephone or internet redemptions. In such cases, you should consider making your redemption request by mail.

ADDITIONAL POLICIES FOR

PURCHASES AND

REDEMPTIONS

-	We consider purchase, exchange or redemption orders to be in “proper form” when we receive all required information, including properly completed and signed documents. We may reject any requests that are not in proper form.

-	We reserve the right to reject any purchase order, including exchanges from other Munder Funds.

-	At any time, we may change any of our purchase, redemption or exchange practices or privileges, and may suspend the sale of Fund shares.

-	We may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission (SEC).

-	To limit the Funds’ expenses, we no longer issue share certificates.

-	We may temporarily stop redeeming shares if:

(i)	the NYSE is closed;

(ii)	trading on the NYSE is restricted;

(iii)	an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

(iv)	the SEC orders the Fund to suspend redemptions.

-	We record all telephone calls for your protection and take measures to identify the caller. As long as we take reasonable measures to authenticate telephone requests on an investor’s account, neither the Funds, Munder Capital Management, the Funds’ distributor, the Funds’ transfer agent nor any of their affiliates, officers or directors will be held responsible for any losses resulting from unauthorized transactions.

-	If you purchased shares directly from the Funds, we will send you confirmations of the opening of an account and of all subsequent purchases or redemptions in the account. If your account has been set up by a broker or other financial intermediary, account activity will be detailed in their statements to you. Brokers and other financial intermediaries are responsible for transmitting orders and payments for their customers on a timely basis.

-	Brokers and other financial intermediaries may charge their customers a processing or servicing fee in connection with the purchase or redemption of Fund shares.

-	Normally we send redemption amounts to you on the next business day (but not more than seven days) after we receive your request in proper form, except in the case of shares purchased by check, we may hold redemption amounts from the sale of those shares until the purchase check has cleared, which may be as long as 15 days.

FREQUENT PURCHASES AND

REDEMPTIONS OF FUND SHARES

AND SHORT-TERM TRADING FEE

The Funds are not intended to serve as vehicles for short-term trading. By realizing profits through short-term trading, investors that engage in rapid purchases and sales or exchanges of a Fund’s shares may dilute the value of shares held by long-term investors. Volatility resulting from excessive purchases and sales or exchanges of a Fund’s shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing. Excessive purchases and sales or exchanges of a Fund’s shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity, which could cause the Fund to incur increased brokerage costs and to realize taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level volatility and investment volatility that is associated with patterns of excessive short-term trading activity. Any increased costs are borne by all Fund shareholders, including long-term investors who do not cause such costs to be incurred. All of these factors may adversely affect Fund performance. Funds investing in securities that are thinly traded, trade infrequently, or are more difficult to value (such as foreign securities, high yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that attempt to exploit the special valuation issues applicable to these types of securities to a greater degree than other types of securities.

The Board of Trustees of the Munder Funds has adopted policies and procedures to monitor for, and to discourage and take reasonable steps to prevent or minimize, investors from engaging in frequent purchases and redemptions of shares of the Munder Funds, to the extent deemed reasonable and practicable. The Funds will seek to apply these policies and procedures as uniformly as practicable. The Munder Funds’ policies and procedures for identifying excessive short-term trading and market timing activities take into account a number of factors, including but not limited to the dollar amount and frequency of Fund trades. For purposes of these monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Pursuant to these policies and procedures, each Fund reserves the right to refuse any purchase or exchange request that, in the view of MCM, could adversely affect any Munder Fund or its operations, including any purchase or exchange request from any individual, group or account that is likely to engage in excessive trading, or any order that may be viewed as market-timing activity. If a Fund refuses a purchase or exchange request from a shareholder and that shareholder deems it necessary to redeem his or her account in the Fund, any CDSC that is applicable to such redemption transaction, as described in the Fund’s prospectus, will be assessed against those redemption proceeds.

The Funds will suspend or terminate any or all exchange privileges or suspend or terminate telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. The Funds (other than a money market fund) also reserve the right in the future to limit the number of “round trip” exchanges an investor may make into and out of any Fund in order to discourage excessive short-term trading activities.

In addition, if you redeem or exchange Class K or Class Y shares of the Funds within 60 days of purchase, we may apply a 2% redemption/short-term trading fee upon redemption or exchange based on net assets at the time of the transaction.

Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

Transactions exempt from the imposition of short-term trading fees include: shares purchased through the reinvestment of dividend and capital gain distributions; shares redeemed from shareholder accounts liquidated for failure to meet the minimum investment requirement; shares redeemed from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened; shares redeemed pursuant to a systematic withdrawal plan established directly with the Funds’ transfer agent; and any other involuntary redemption and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of a Fund by the Board of Trustees. Accounts exempt from the imposition of short-term trading fees include: accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts; and accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemptions fees on such accounts. In addition, we reserve the right to waive the short-term trading fees in certain limited circumstances where the Funds determine the transaction does not pose the risks that the Funds’ policies and procedures are designed to mitigate. Such waivers are subject to the advanced written approval of two officers of the Funds and are reported to the Board of Trustees.

No short-term trading fee will be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum or because a Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.

Although the Funds use a variety of methods to detect and deter excessive trading or market timing, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by authorized financial intermediaries or done through omnibus account arrangements. The Funds’ ability to monitor and discourage market timing and excessive trading generally requires the cooperation of financial intermediaries to effectively implement policies and procedures with respect to accounts for which the Funds do not have sufficient identifying information. This cooperation cannot necessarily be assured. To the extent the Funds are able to identify market timing or excessive trading in these accounts, the Funds will use their reasonable and best efforts to uniformly apply their policies and procedures. (However, there is no guarantee that this goal will be achieved.) Finally, it is important to recognize that “market timing” and “excessive trading” are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Munder Funds to be excessive or market timing could be interpreted differently by others and vice versa.

ADDITIONAL INFORMATION

Information relating to purchases and sales of Class K and Class Y shares of the Munder S&P® Index Funds is provided in the Shareholder Guide, which may be provided separately, but is incorporated by reference into (and is considered a part of) this prospectus.

More information about the Funds is available free of charge upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detail about the Funds and their investment strategies, risks and restrictions. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (and is considered part of) this prospectus.

SHAREHOLDER INQUIRIES:

By e-mail:

fundcontact@munder.com

By telephone: 1-800-468-6337

By mail:

The Munder Funds

Attn: Secretary

480 Pierce Street

Birmingham, MI 48009

Distributor: Funds Distributor, Inc.

SEC File Number: 811-21294

TO OBTAIN INFORMATION:

By telephone:

1-800-438-5789

By mail:

The Munder Funds

P.O. Box 9701

Providence, Rl 02940-9701

By overnight delivery:

The Munder Funds

101 Sabin Street

Pawtucket, RI 02860

By web:

www.munder.com

You may find more information about the Funds online. This website is not considered part of the prospectus.

SECURITIES AND EXCHANGE COMMISSION

Text-only versions of Fund documents can be viewed online or downloaded from: www.sec.gov.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission’s internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-0102.

PROKYINDEX405

MUNDER SERIES TRUST

LIQUIDITY MONEY MARKET FUND

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2005

Liquidity Money Market Fund (“Fund”) is a diversified series of Munder Series Trust (“Trust” or “MST”), an open-end management investment company. The Fund’s investment advisor is Munder Capital Management (“Advisor” or “MCM”).

This Statement of Additional Information (“SAI”), which has been filed with the Securities and Exchange Commission (“SEC”), provides supplementary information to investors in the Fund. This SAI is not a prospectus, and should be read only in conjunction with the Fund’s Prospectus dated April 30, 2005 (“Prospectus”). The financial statements for the Fund including the notes thereto, dated December 31, 2004, are incorporated by reference into this SAI from the annual report of the Fund. A copy of the Prospectus and annual and semi-annual reports may be obtained free of charge through Funds Distributor, Inc. (“Distributor”), or by calling the Fund at (800) 438-5789.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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TABLE OF C ONTENTS

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

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FUND HISTORY AND GENERAL IN FORMATION

The Trust is an open-end management investment company. The Trust was organized as a Delaware statutory trust on January 31, 2003. The Fund is a diversified mutual fund. Prior to May 16, 2003, the Fund was a series of another open-end management investment company, St. Clair Funds, Inc., a Maryland corporation organized on May 23, 1984 under the name “St. Clair Money Market Fund, Inc.,” which was changed to “St. Clair Fixed Income Fund, Inc.” on December 30, 1986 and to “St. Clair Funds, Inc.” on September 18, 1996 (“St. Clair”). On May 16, 2003, the Fund was reorganized as a separate series of the Trust. The other separate series of St. Clair were reorganized as separate series of the Trust on April 30, 2003. Three other open-end management investment companies, The Munder Funds, Inc. (“MFI”), The Munder Funds Trust (“MFT”) and The Munder Framlington Funds Trust (“MFFT”) (except for one of its series), reorganized as series of the Trust on June 13, 2003 and October 30, 2003. For simplicity, St. Clair, MFI, MFT, MFFT and their respective series that reorganized as series of the Trust are referred to in this SAI together as the “Predecessor Funds.” Effective February 8, 2005, MFFT was renamed Munder Series Trust II (“MST II”). MST, MST II and The Munder @Vantage Fund (“@Vantage”) are referred to in this SAI collectively as the “Munder Funds.”

Prior to April 30, 2003, the Fund was named Liquidity Plus Money Market Fund.

As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (“Advisor” or “MCM”), a Delaware general partnership. The partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. (“WAM”) and WAM Holdings II, Inc. (“WAM II”). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 95% (89% on a fully diluted basis) of the partnership interests in the Advisor.

Shares of the Fund are sold only through Comerica Securities, Inc., Comerica Bank, or their affiliates, and certain other institutional investors (collectively, “Institutional Investors”). Shares may be purchased by Institutional Investors for investment of their own funds, or for funds of their customer accounts (“Customer Accounts”) for which they serve in a fiduciary, agency or custodial capacity. Shares are sold and redeemed without the imposition of a purchase or redemption charge by the Fund, although Institutional Investors that are record owners of Shares for their Customer Accounts may charge their customers separate account fees.

Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in the Prospectus.

FUND INVESTME NTS

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund. The Fund’s investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board of Trustees (“Board of Trustees” or “Board”) without the authorization of the Fund’s shareholders. There can be no assurance that the Fund will achieve its objective or goal.

A description of the applicable credit ratings is set forth in Appendix A to this SAI.

Asset-Backed Securities. The Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of

3

such prepayments, and hence the life of the securities, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security’s total return may be difficult to predict precisely.

Bank Obligations. The Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers’ acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured.

Non-domestic bank obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

Borrowing. The Fund is authorized to borrow money in amounts up to 5% of the value of its assets at the time of such borrowings for temporary purposes, and may borrow up to 33  1/3% of its assets to meet redemption requests. Borrowing may be unsecured. The Investment Company Act of 1940, as amended (“1940 Act”), requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

Commercial Paper. The Fund may invest in commercial paper (i.e., short-term promissory notes issued by corporations) of issuers rated, at the time of purchase, in one of the two highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service, a division of McGraw-Hill Companies, Inc, (“S&P”) or Fitch Ratings, Inc. (“Fitch”), if rated by only one NRSRO, or by two NRSROs if rated by more than one NRSRO. To the extent that the ratings accorded by NRSROs may change as a result of changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, the Fund’s rating criteria, the Fund may require that the issuer’s obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to

4

lend. In addition, the Fund may acquire commercial paper and corporate bonds of issuers that are not rated but are determined by the Advisor at the time of purchase to be of comparable quality to instruments of issuers that may be acquired by the Fund as previously described.

Foreign Securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the additional risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States.

Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Guaranteed Investment Contracts. The Fund may make limited investments in guaranteed investment contracts (“GICs”) issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits the Fund on a monthly basis with interest that is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company’s general assets. The Fund will only purchase GICs from insurance companies that, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the Fund’s limitation on illiquid investments.

Illiquid Securities. The Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (“1933 Act”). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

5

Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. Except as described in the following paragraph, the Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies known as exchange-traded funds (“ETFs”) are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs®, Select Sector SPDRs®, DIAMONDSSM , NASDAQ 100 Shares, and iShares.

Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 33 1/3% of its total assets) to securities firms and financial institutions. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities. Depending on the type of securities loaned, the Fund will receive initial collateral valued at 102%, 102.5% or 105% of the market value of the loaned securities. The value of the collateral will be monitored on a daily basis, and the borrower of the securities will be required to maintain the market value of the collateral at not less than the required initial collateral amount. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Advisor has determined are creditworthy under guidelines established by the Board.

Mortgage-Backed Securities. The Fund may purchase mortgage-backed securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.

Mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”). Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are also supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

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Mortgage-backed securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”). Fannie Maes are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The average life of mortgage-backed securities varies with the maturities of the underlying instruments, which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the securities, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security’s total return may be difficult to predict precisely. When the Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

Municipal Obligations. The Fund may, when deemed appropriate by the Advisor in light of the Fund’s investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. The Fund does not review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the

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time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor’s Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Fund cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted.

Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase the securities at an agreed-upon time and price (“repurchase agreements”). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

The repurchase price under repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

Securities subject to repurchase agreements will be held, as applicable, by the Fund’s Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

Restricted Securities. The Fund may invest in commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”). The Fund may also purchase securities that are not registered under the 1933 Act but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act (“Rule 144A securities”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

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Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund’s Custodian in an amount at least equal to the repurchase amount, plus accrued interest, subject to the agreement.

Stand-by Commitments. The Fund may enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund’s option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by the Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed ½ of 1% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Fund intends to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor’s opinion, present minimal credit risks. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Stripped Securities. The Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs. The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax and securities purposes. The Fund is not aware of any binding legislative, judicial or administrative authority on this issue.

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Only instruments that are stripped by the issuing agency will be considered U.S. Government obligations. Securities that are stripped by their holder do not qualify as U.S. Government obligations.

The U.S. Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless the Advisor determines them to be liquid under guidelines established by the Board.

In addition, the Fund may invest in stripped mortgage-backed securities (“SMBS”), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).

The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.

The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund’s net asset value per share.

Supranational Bank Obligations. The Fund may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

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U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the FNMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of FHLMC and the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Fund include without limitation U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Fund may be “zero coupon” Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a “deep discount” price).

The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

Certain banks and brokerage firms have separated (“stripped”) the principal portions (“corpus”) from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank. See “Stripped Securities” above for more information on these types of securities.

Variable Amount Master Demand Notes. The Fund may purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable

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amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund may invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risks.

Variable or Floating Rate Instruments. Debt instruments in which the Fund invests may be structured to have variable or floating interest rates. Variable or floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund’s maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days’ notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Fund will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

The absence of an active secondary market for certain variable or floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

Variable or floating rate securities held by the Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

In determining average weighted portfolio maturity of the Fund, short-term variable or floating rate securities are deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “short-term” with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

In determining average weighted portfolio maturity of the Fund, long-term variable or floating rate securities are deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “long-term” with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

Variable or floating rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment.

When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

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When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will designate on the records of the Fund’s custodian cash or liquid portfolio securities equal to the amount of the commitment. Normally, the Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments. It may be expected that the market value of the Fund’s net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because the Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund’s total assets absent unusual circumstances.

The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody’s, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

The Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. The Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund’s total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Fund, but are subject to a determination by the Advisor, in accordance with procedures established by the Board, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security’s rating may be reduced. The Board or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

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Disclosure of Portfolio Holdings. The Board has adopted policies regarding disclosure of the Munder Funds’ portfolio holdings information. These policies generally prohibit MCM and the Munder Funds from disclosing any information concerning the Munder Funds’ portfolio holdings to any third-party earlier than the day next following the day on which the information is publicly disclosed.

The Fund publicly discloses a complete uncertified list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month. The Fund may also publicly disclose other information relating to their respective portfolio characteristics as of the end of each calendar month not earlier than 15 days after the end of such month. This other information may include the Fund’s top ten holdings, sector information and other portfolio characteristic data. The Fund may choose to publish its portfolio holdings and other information less frequently or not at all, except to the extent required to be disclosed by applicable law. The Fund currently makes its portfolio holdings information available to the general public on the Munder Funds website (www.munder.com).

Prior to the time that the Fund’s portfolio holdings information is publicly disclosed, MCM and/or the Fund may disclose any and all portfolio holdings information to the following categories of person, subject to the applicable conditions:

Service providers. MCM and/or the Fund may disclose to the Fund’s service providers (such as the Fund’s adviser, custodian, fund accountants, administrator sub-administrator, sub-advisers, independent public accountants, auditors, external legal counsel, proxy voting service providers, pricing information vendors, and providers of printing and filing services for required disclosure documents) who generally need access to such information in the performance of their contractual duties and responsibilities. These service providers currently include, but are not limited to: MCM, State Street Bank and Trust, PFPC, Ernst & Young, Institutional Shareholder Services, Dechert LLP, R.R. Donnelly & Sons Company, and Bowne & Co. Inc. These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

Comerica Bank and Affiliates. MCM may disclose portfolio holdings information to Comerica Bank (which is the majority owner of MCM) and its affiliates. MCM will disclose portfolio holdings information to Comerica Bank prior to public disclosure only if MCM believes there is no reasonable potential for abuse by such disclosure and (1) such disclosure is related to the corporate oversight of MCM by authorized Comerica employees or agents such as senior officers, auditors (both internal and external) and attorneys, or (2) such disclosure is required to comply with legal or regulatory reporting requirements.

Other. MCM or the Fund may disclose portfolio holdings information to other individuals or entities but only if the following conditions have been met: (1) a written request for disclosure prior to public dissemination must be submitted to and approved in writing by either the President or a Vice President of the Munder Funds and MCM’s Legal Department; (2) the President or a Vice President of the Munder Funds and MCM’s Legal Department must determine that the requested disclosure would serve a legitimate business purpose of the Fund and is in the best interests of the Fund and its shareholders; (3) the portfolio holdings information must be disclosed pursuant to the terms of a written confidentiality agreement between the recipient and the Fund, unless such disclosure is otherwise required by applicable law; and (4) none of the Munder Funds, the Munder Funds’ investment advisers, or their affiliates may receive compensation or other consideration in connection with an arrangement to make available

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information about the Fund’s portfolio holdings. In determining whether the requested disclosure is in the best interest of Fund shareholders, the President or Vice President of the Munder Funds, as applicable, and MCM’s Legal Department will take into consideration the likelihood that, and the extent to which, the disclosure of such information may be used in a harmful or abusive manner by the recipient. In the event of a conflict between the interests of the Munder Funds and their shareholders, on the one hand, and those of MCM, the Munder Funds’ principal underwriter, or any affiliated person of the Munder Funds, MCM or the Munder Funds’ principal underwriter, on the other hand, the conflict shall be resolved in favor of the interests of the Munder Funds and their shareholders.

The types of individuals or entities to whom MCM or the Fund might disclose portfolio holdings information prior to public disclosure pursuant to the preceding paragraph could include mutual fund evaluation services and due diligence departments of broker-dealers and wirehouses. These services and departments regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. This is not meant to be an exclusive list and MCM and/or the Fund may disclose portfolio holdings to other types of third parties in compliance with the preceding paragraph.

The terms of the confidentiality agreement generally provide for, among other things, that (1) the portfolio holding information is the confidential property of the Munder Funds and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (2) the recipient agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, (a) are authorized to have access to the portfolio holdings information and (b) are subject to confidentiality obligations, including a duty not to trade on non-public information; and (3) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or person who are likely to use the information for purposes of purchasing or selling the Munder Funds prior to the day next following the public disclosure of such portfolio holdings information.

Portfolio managers, analysts and other senior officers or spokespersons of MCM or the Munder Funds are permitted to disclose or confirm the ownership of any individual portfolio holding to reporters, brokers, shareholders, consultants or other interested persons provided that such information already has been publicly disclosed. MCM may periodically distribute lists of portfolio holdings held by the Munder Funds for the purpose of facilitating efficient trading of such securities and receipt of relevant research. The information on such lists shall be as of month end and will not be distributed until the day next following the public disclosure of the portfolio holdings.

The Board or MCM may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the Munder Funds’ policies. The policies may not be waived, nor may exceptions be made without the approval of MCM’s Legal Department. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. All material amendments to the policies will be submitted to the Board for approval or ratification.

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INVESTMEN T LIMITATIONS

The Fund is subject to the investment limitations enumerated in this section, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Other Information-Shareholder Approvals”).

As a matter of fundamental policy, the Fund:

1.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund to: (i) enter into commitments to purchase securities in accordance with the Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies, and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.	Shall be a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

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8.	May not “concentrate” its investments in a particular industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; (iii) instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause (ii) and clause (iii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 10% because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

MANAGEMENT OF TH E FUND

The Trust is supervised by the Board, which is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Fund’s activities.

Trustees and Officers. Information about the Trustees and officers of the Trust, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Trust (as that term is defined in Section 2(a)(19) of the 1940 Act). As used herein, the terms “Munder Funds” and “Fund Complex” consist of 27 portfolios, each of which is a series of MST, MST II or @Vantage.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Chairman	Indefinite; Trustee since 2/93, Chairman since 11/04	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	27	Fieldstone Investment Corporation (since 11/03)

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Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/ manufacturing company) (since 1991).	27	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	27	Nantucket Institutional Fund Cayman (since 8/04) and GMAC Wholesale Receivables Corporation (since 9/95)

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite; since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	27	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	27	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	27	Adherex Technologies, Inc. (biopharmaceutical company (since 3/04).

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Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Trustee	Indefinite; since 3/05	Director, Executive Vice President, Chief Financial Officer and Administrative Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 1997)	26	Taubman Centers, Inc. (since 1/97)

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 66	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	27	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his/her death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.
(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.
(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Incorporated, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President & Principal Executive Officer	through 2/06; since 8/04

President and Chief Investment Officer of Munder Capital Management (investment advisor)(since 8/04); Chief Investment Officer of Comerica Bank (since 8/04); Chief Operating Officer of Munder Capital Management (8/04 to 2/05); President and Chief Investment Officer of Munder Capital Management (1/02 – 8/04); Chief Investment Officer-Equity of Munder Capital Management (5/00-1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97-5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer	through 2/06; since 8/00

Managing Director, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel of Munder Capital Management (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

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Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 39	Vice President and Principal Financial Officer	through 2/06; since 2/01

Managing Director of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Munder Capital Management (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 36	Treasurer and Principal Accounting Officer	through 2/06; since 8/01

Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

David Rumph 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 33	Assistant Treasurer	through 2/06; since 8/01

Analyst of Munder Capital Management (investment advisor) (since 4/01); Analyst, Controller’s Group, Delphi Automotive Corp. (automotive supplier) (6/99 to 4/01); Manager, Mutual Fund Operations, Banc One (4/97 to 6/99).

Bradford E. Smith 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 33	Assistant Treasurer	through 2/06; since 5/00

Director of Mutual Fund Operations of Munder Capital Management (investment advisor) (since 3/01); Manager of Mutual Fund Operations of Munder Capital Management (since 3/00); Administrator of Mutual Fund Operations of Munder Capital Management (8/99 to 2/00).

Kevin R. Kuhl 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 28	Assistant Treasurer	through 2/06 since 8/04	Analyst of Munder Capital Management (investment advisor) (since 5/02); Senior Auditor, Arthur Andersen LLP (accounting firm) (7/99-5/02).

Melanie Mayo West 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Assistant Secretary	through 2/06; since 8/01	Associate General Counsel of Munder Capital Management (investment advisor) (since 11/00); Associate, Dykema Gossett PLLC (law firm) (8/98 to 11/00).

Mary Ann C. Shumaker 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Assistant Secretary	through 2/06; since 8/99	Assistant Secretary of Munder Capital Management (investment advisor) (since 2/05);Associate General Counsel of Munder Capital Management (since 3/98).

Amy D. Eisenbeis 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Assistant Secretary	through 2/06; since 2/05	Associate General Counsel of Munder Capital Management (investment advisor) (since 10/04); Vice President – Securities Attorney, Old Kent Financial Corporation (10/99 – 10/01).

(1)	The officers are elected annually by the Board.
(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

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Standing Committees of the Board. The Trust’s Board of Trustees has a standing Audit Committee presently consisting of Dr. Brophy (Chairman of the Committee), Dr. Porter and Mr. Rakolta. All are members of the Board and are currently not “interested” persons (as defined in the 1940 Act) of the Fund. The Board has adopted a written charter for the Audit Committee. The principal function of the Fund’s Audit Committee is to oversee the accounting, auditing and financial reporting processes of the Fund. The Audit Committee is responsible for, among other things, (1) recommending, engaging and terminating the Fund’s independent registered public accounting firm (subject to ratification by the Board or shareholders, if required), (2) pre-approving all audit and non-audit services to be provided by the independent registered public accounting firm to the Fund and certain Fund affiliates, (3) reviewing with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the independent registered public accounting firm’s independence, and the staffing of the audit team of the Fund, (4) receiving and considering a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection, (5) considering all critical accounting policies and practices to be used by the Fund and any proposed alternative treatments thereof, and (6) investigating any improprieties or suspected improprieties in the operations of the Fund. The Audit Committee met four times during the last fiscal year of the Fund.

The Trust’s Board of Trustees has a Board Process and Compliance Oversight Committee. The Board Process and Compliance Oversight Committee presently consist of Dr. Champagne (Chairman of the Committee), The Hon. Mr. Engler, Mr. Monahan and Dr. Porter. The function of the Board Process and Compliance Oversight Committee is to review and assess the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Funds’ management to review the ongoing adherence by the Funds to their applicable compliance guidelines and review reports and other information concerning the status of the Fund’s compliance with applicable regulatory requirements and valuation procedures. The Board Process and Compliance Oversight Committee met four times during the last fiscal year of the Fund.

The Trust’s Board of Trustees has a Nominating Committee. The Nominating Committee presently consists of Mr. Rakolta (Chairman of the Committee), Dr. Brophy, Dr. Champagne, Mr. Eckert and The Hon. Mr. Engler. In the event of any vacancies on or additions to the Board, the Nominating Committee is responsible for (i) identifying and evaluating potential candidates to fill any such vacancy on the Board; (ii) selecting from among the potential candidates a nominee to be presented to the full Board for its consideration; and (iii) recommending to the Board a nominee to fill any vacancy on the Board. The Nominating Committee may seek suggestions for potential nominees to fill positions on the Board as Non-Interested Trustees from any party it deems appropriate. For potential nominees to fill positions on the Board as Interested Trustees, the Nominating Committee will consider the views and recommendations of the Advisor.

Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential nominees to fill position of Non-Interested Trustee on the Board. Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1. The nominee must satisfy certain qualifications described below and in the Fund’s organizational documents, including qualification as a possible Non-Interested Trustee.

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2. The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3. Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4. Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5. The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6. The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an “interested person” of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7. A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1. Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2. The nominating shareholder or shareholder group must also submit a certification that provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3. Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of Fund

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shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934; and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Fund and protecting the interests of the Fund’s shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Fund, as determined by the Nominating Committee in consultation with counsel to the Non-Interested Trustees, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that must be comprised of Non-Interested Trustees.

Management Ownership of the Fund. The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds in the Fund Complex overseen by each Trustee as of December 31, 2004.

	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Non-Interested Trustees
John Rakolta, Jr.	None	Over $100,000
David J. Brophy	None	$10,001 - $50,000
Joseph E. Champagne	None	$50,001 - $100,000
Thomas D. Eckert	None	None
Arthur T. Porter	None	$10,001 - $50,000
John Engler	None	$50,001 - $100,000
Lisa A. Payne[1]	$10,001 - $50,000	$10,001 - $50,000
Interested Trustee
Michael T. Monahan	Over $100,000	Over $100,000

[1]	Ms. Payne was appointed a Trustee of MST and MST II effective March 16, 2005.

As of the date of this SAI, no officer, director or employee of the Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator, the Sub-Administrators or the Transfer Agent, as defined below, currently receive any compensation from the Trust. As of April 1, 2005, the Trustees and officers of the Trust, as a group, owned 3.4% of outstanding shares of the Fund.

Compensation. Each Trustee of the Funds who is not otherwise compensated by MCM, any sub-advisor to the Munder Funds, or the Distributor pursuant to a contract with the Funds or MCM receives an aggregate annual retainer from MST and MST II for service on the Board of $78,000 ($114,000 for the

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Chairman). Each Trustee of @Vantage who is not otherwise compensated by MCM or the Distributor pursuant to a contract with the Funds or MCM receives an annual retainer of $6,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

The Board has adopted a deferred compensation plan (“Plan”) pursuant to which each Trustee who receives compensation from the Funds of MST, MST II and @Vantage may defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Each Trustee must make his deferral elections prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligation of MST, MST II and @Vantage to make payments under the Plan will be unsecured general obligations of the Funds of MST, MST II and @Vantage, payable out of the general assets and property of such Funds. A Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Trustee (up to 10 years). If a Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

The following table summarizes the compensation, including committee fees, paid to the Trustees of the Trust for the twelve-month period ended December 31, 2004.

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust and Fund Complex Paid to Trustees(1)
Charles W. Elliott (2)	$87,000	None	None	$94,000
John Rakolta, Jr.	$68,633	None	None	$75,000
David J. Brophy	$65,733	None	None	$72,000
Joseph E. Champagne	$68,633	None	None	$75,000
Thomas D. Eckert (3)	$84,583	None	None	$91,500
Michael T. Monahan	$65,733	None	None	$72,000
John Engler	$65,733	None	None	$72,000
Arthur T. Porter	$65,733	None	None	$72,000

(1)	As of April 30, 2005, there are three investment companies in the Fund Complex (MST, MST II and @Vantage) and 27 funds in the Fund Complex. Amounts provided for the Fund Complex for the period include those paid to the Trustee by MST, MST II and @Vantage. For the fiscal year ended December 31, 2004, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred all of his compensation pursuant to the deferred compensation plan described above. As of December 31, 2004, the total value of the compensation from the Fund Complex deferred by the Trustees for all prior periods was $380,794 for Mr. Eckert and $329,898 for Dr. Porter.
(2)	Mr. Elliott retired as Chairman and Trustee on November 9, 2004.
(3)	Mr. Eckert was appointed as Chairman of the Board of Trustees on November 9, 2004.

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Material Relationships of the Non-Interested Trustees. For the purposes of the statements below, the immediate family members of any person are a person’s spouse, children residing in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

As of December 31, 2004, none of the Non-Interested Trustees except Ms. Payne, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor. Prior to taking office as a Non-Interested Trustee, Ms. Payne disposed of all of her interests in common stock of Comerica, Inc.

Except as otherwise disclosed with respect to Ms. Payne’s ownership of Comerica stock, during the calendar years of 2003 and 2004, none of the Non-Interested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta and Ms. Payne, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a “Fund-Related Party”): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT (“CARS”), a publicly-held real estate investment trust specializing in retail automotive properties. Ms. Payne is Director, Executive Vice President, Chief Financial Officer and Administrative Officer of Taubman Centers, Inc. (“Taubman”), a publicly-held real estate investment trust specializing in developing and operating regional shopping centers. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company (“Walbridge”), a privately-owned construction/real estate/manufacturing company. During the calendar years 2003 and 2004, Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated, which is the indirect parent company of the Advisor, was one of several commercial banks and lending facilities with which both CARS and Taubman had secured lines of credit, Taubman had construction loans and Walbridge had a stand-by line of credit. Prior to taking office as a Non-Interested Trustee, Ms. Payne terminated a secured note and one personal line of credit with Comerica Bank. She continues to maintain another personal line of credit with Comerica Bank. In all cases, the arrangements with Comerica Bank are or were subject to standard agreements that were negotiated at arms’ length, subject to customary terms, conditions and interest rates.

During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

None of the Fund’s Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

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Proxy Voting Policies. Ordinarily, the securities in which the Fund invests will be non-voting securities. In the event that the Fund does receive a proxy statement related to a portfolio security, it is the Fund’s policy that proxies received are voted in the best interests of the Fund shareholders. The Board has delegated to the Advisor discretionary investment management authority with respect to the assets of the Funds, which includes proxy voting authority, and directed that the Advisor implement proxy voting policies and procedures (“Proxy Procedures”) in exercising that authority, as described below. Set forth below are the Advisor’s policies on voting shares owned by the Funds. These policies may be revised from time to time with the approval of the Board.

The Advisor has adopted and implemented the Proxy Procedures and has established a “Proxy Committee” as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of the Funds considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

The Advisor has retained Institutional Shareholder Services (“ISS”) to review proxies received for client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. The Advisor has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review ISS’s “Proxy Voting Guidelines” to confirm that they are consistent in all material respects with the Advisor’s Proxy Procedures. The Proxy Committee meets as needed to administer the Advisor’s proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least monthly, the Proxy Committee reviews selected recommendations made by ISS to further the goal of voting proxies in a manner consistent with the best interest of the Funds.

The Advisor generally will vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS’s advice and recommendations with respect to a particular proxy does not outweigh the potential benefits to clients from the review of ISS’s advice and recommendations. In addition, the Proxy Committee will review ISS’s recommendations if client holdings for a particular issuer are of meaningful size or value.

For these purposes, the holding of a particular issuer would be considered to be meaningful if:(i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least one percent (1%) of the fair market value of any advisory client’s account and (ii) the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or (iii) all client accounts with respect to which the Advisor holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.

In each instance where the Advisor does not separately review ISS’s recommendations, clients’ proxies will always be voted consistent with ISS’s recommendations. In each instance where the Advisor does separately review ISS’s recommendation, the Advisor may vote differently from ISS’s recommendation, if, based upon certain criteria generally described in the following paragraph, the Advisor determines that such vote is in the best interests of the Funds.

The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). The Advisor’s position is that

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management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. The Advisor generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, the Advisor will generally refrain from voting or vote with management. The Advisor is generally not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.

From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS’s recommendation on how to vote proxies for one or more resolutions. However, because the Advisor may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of the Funds, all requests to vote differently from the ISS recommendation with respect to a particular matter must be submitted to the Proxy Committee and the Advisor’s legal/compliance department (“Legal/Compliance Department”) for independent review. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of the Funds and to identify any actual or potential conflicts between the interests of the Advisor and those of the Funds. If the Proxy Committee approves the request, it is then submitted to the Legal/Compliance Department for review of any actual or potential conflicts of interest that have been identified. The Legal/Compliance Department must approve a request before it is implemented. Such a request for approval will be accompanied by a written description of the conflict. The Legal/Compliance Department may approve a request only under the following conditions:

(i)	No Conflict. No conflict of interest is identified.

(ii)	Immaterial or Remote Conflict. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

(iii)	Material Conflict. In the event a potential or actual conflict of interest is identified and appears to be material, the Legal/Compliance Department may approve the request only with written approval from the Board, the Board Process and Compliance Oversight Committee or a designated member of that Committee.

With respect to the Funds, if the Advisor receives instructions from the Board Process and Compliance Oversight Committee, the Advisor will vote the shares in accordance with such instructions. If no instructions are received or approval is not obtained from the Board Process and Compliance Oversight Committee, the Advisor will vote the shares in accordance with ISS’s recommendation. Every decision to vote on a resolution in a proxy solicited by a company held by a Fund in a manner different from the recommendation of ISS is disclosed to the Board at its next regularly scheduled meeting along with an explanation for the vote.

Notwithstanding the above, and pursuant to an exemptive order issued by the SEC to iShares Trust, et al. and procedures approved by the Board, the Funds will vote their shares of an iShares fund in the same proportion as the vote of all other holders of shares of such iShares fund, during any period in which the Funds, @Vantage, the Advisor, and certain affiliates in the aggregate hold 25% or more of the outstanding voting securities of such iShares fund.

The Fund has filed with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Funds each year by August 31. The most recent Form N-PX is available without charge, upon request, by calling (800) 438-5789 or by visiting our website at http://www.munder.com or the SEC’s website at http://www.sec.gov.

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Trustee Liability. The Declaration of Trust of the Trust provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment; that no Trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trust will indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

Investment Advisor. The investment advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II and Munder Group, LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

The Fund has entered into an Investment Advisory Agreement with the Advisor that has been approved by the Fund’s Board and shareholders (“Advisory Agreement”). As of the date of this SAI, the Board last approved the continuation of the Advisory Agreement on May 18, 2004. In determining whether to approve the continuation of each Advisory Agreement, the Board requested, and received from the Advisor, information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below.

The Board also retained the services of independent consultants to provide additional information to assist the Board with its consideration of the Agreement. Prior to the May 18, 2004 meeting, at the request of the Non-Interested Trustees, an independent consultant was retained by the Non-Interested Trustees in their evaluation of the Advisor’s fee proposals for the Munder Funds and in their negotiations with the Advisor, particularly regarding contractual breakpoints for the Fund. One of the consultant’s primary goals was to assist the Advisor in developing a process for considering contractual breakpoints that could be used for those Munder Funds with differing investment objectives. The consultant met with personnel of the Advisor to provide such input and assistance and met with and/or had telephone discussions with the Non-Interested Trustees and/or individual Trustees regarding this matter. In addition, the consultant met with the Board in person at the meeting to discuss the Advisor’s process for considering contractual breakpoints.

Although investment performance was a factor in determining that the Advisory Agreement should be continued, the Board also considered other factors in evaluating the fairness and reasonableness of the compensation to be paid to the Advisor. The Board carefully evaluated this information and was advised by legal counsel to the Munder Funds and by legal counsel to the Non-Interested Trustees with respect to its deliberations. Based upon its review of the information requested and provided, and following extensive discussions concerning the same, the Board determined that continuing the Advisory Agreement was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Advisory Agreement for an additional annual period on the basis of the foregoing review and discussion.

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In considering the Advisory Agreement, the Board considered and evaluated information regarding (a) the Fund’s investment performance during the previous year and for all relevant prior periods; (b) the Fund’s total expenses; (c) the nature, quality and extent of the services provided to the Fund under the Advisory Agreement; (d) the requirements of the Fund for the services provided by the Advisor; (e) the fees payable for the services and other benefits derived by the Advisor from its relationship with the Fund; (f) the portfolio management process, personnel, systems, operations and financial condition of the Advisor (including the Advisor’s profitability with respect to its relationship with the Fund); (g) current economic and industry trends; and (h) the historical relationship between each of the Munder Funds and the Advisor.

In evaluating the Fund’s investment performance and fees, the Board reviewed information compiled by an independent third party comparing the Fund’s expense ratio, advisory fee and performance with comparable mutual funds. Current management fees were also reviewed in the context of the Advisor’s profitability.

Among other things, the Board evaluated: (a) the fairness and reasonableness of the investment advisory fee payable to the Advisor under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Advisor’s relationship with the Fund, and the amount of the fees paid compared to fees paid by other investment companies; (b) the expected nature, quality and extent of the investment advisory services to be provided by the Advisor, in light of the high-quality services provided by the Advisor in its management of the Fund and the Fund’s historic performance, including the extent to which the Fund successfully achieved stated investment objectives; (c) the Advisor’s commitment to the management of the Fund and maintenance of a broad-based family of funds, which could require a substantial commitment of the Advisor’s resources; and (d) the portfolio management process, personnel, systems, operations and financial condition of the Advisor. In approving the continuation of the Advisory Agreement, the Board noted the following factors, among others, as the basis for its determination:

•	The terms of the Advisory Agreement, including the services to be provided to the Fund and the advisory fees payable by the Fund, were generally comparable to the terms of advisory arrangements within the industry and within peer groups of mutual funds. The Board also noted that the Advisory Agreement did not increase investment advisory fees payable by the Fund or overall operating expenses of the Fund over historical fee and expense levels. The Board also noted that the Advisor’s profitability of operations with respect to the Munder Funds during the past year, while increasing over the time period, was lower than that of comparable advisors with respect to which information was publicly available.

•	The Advisor has historically provided high-quality services in its management of the Fund and is committed to the successful operation of the Fund. Based upon the information provided to the Board, the Board expected that the Advisor would continue to provide high-quality services to the Fund. The Board concluded that the Advisor’s investment management methodologies, which are focused on managing the risk and reducing the negative variance of the Fund’s performance relative to its benchmark, should produce, over time, more predictable long-term performance for the Fund relative to its benchmark.

•

The Advisor has demonstrated a commitment to monitor expenses and take appropriate steps to reduce expenses. The Advisor has taken significant steps in recent years to attempt to decrease the overall expense ratios of the Fund, including re-negotiating service provider fees and reducing the impact of smaller than average shareholder

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accounts, and implementing contractual breakpoints in its management fees for certain Funds. In addition, the Advisor has committed significant resources to the operations of the Fund. Among other things, the Advisor has taken steps to improve the effectiveness and efficiencies of operations through changes in investment management, operations and information systems and shareholder services. Finally, while maintaining overall continuity of the management of the Fund, the Advisor has also been increasing the quality and depth of its capabilities relating to investment management and operations.

Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund’s portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor subject to review by the Board.

If not sooner terminated, the Advisory Agreement will continue in effect until June 30, 2005, and for successive one-year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. The Advisory Agreement is terminable with respect to the Fund by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days’ written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund without penalty upon 90 days’ written notice to the Fund. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

Under the Advisory Agreement, the Fund has agreed to pay the Advisor for the advisory services provided and expenses assumed by the Advisor an annual fee computed daily and payable daily at a rate of 0.35% of the Fund’s average daily net assets.

The advisory fees received by the Advisor from the Fund were $526,689, $471,263 and $458,437, respectively for the fiscal years ended December 31, 2002, 2003 and 2004 respectively.

Administrator. In addition to serving as the Advisor to the Fund, MCM serves as the administrator (“Administrator”) for the Munder Funds. The Fund has entered into a Combined Administration Agreement with MCM that was amended and restated on October 30, 2003. Pursuant to the Combined Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Fund; (ii) monitoring and coordinating the activities of the other service providers of the Fund; (iii) providing fund accounting functions, including overseeing the computation of the Fund’s net asset value; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Combined Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

The Combined Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Fund. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company (“State Street”), the former administrator to the Munder Funds, to provide certain administrative services to the Fund.

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As compensation for its administrative services, commencing June 1, 2004, the Administrator receives from each Munder Fund an annual fee that is billed and payable monthly equal to the greater of (1) $50,000 plus $6,000 per each active class of such Munder Fund greater than one and (2) a percentage of the average daily net assets of such Munder Fund that varies with the amount of such Munder Fund’s average daily net assets as follows: (a) 0.1530% of average daily net assets up to $100,000,000, (b) 0.128% of average daily net assets from $100,000,001 to $250,000,000, (c) 0.104% of average daily net assets from $250,000,001 to $500,000,000, (d) 0.079% of average daily net assets from $500,000,001 to $1,000,000,000, and (e) 0.055% of average daily net assets in excess of $1,000,000,000. In addition, beginning August 10, 2004, the Administrator is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

As compensation for its administrative services, for the period February 10, 2004 through May 31 2004, the Administrator was entitled to receive an annual fee based on a percentage of the average daily net assets of all of the Munder Funds (“Aggregate Net Assets”). For all of the Munder Funds (except for the Munder S&P® MidCap Index Equity Fund, the Munder S&P® SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) the Administrator received an annual fee equal to 0.1346% of the Aggregate Net Assets.

As compensation for its administrative services, for the period June 1, 2003 through February 10, 2004, the Administrator was entitled to receive an annual fee that was the greater of (1) the Munder Funds complex minimum, calculated by multiplying $75,000 by the number of applicable Munder Funds (except for the Munder S&P® MidCap Index Equity Fund, the Munder S&P® SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) or (2) a fee based on a percentage of the average daily net assets of the Munder Funds (“Aggregate Net Assets”), as described below. For all of the Munder Funds (except for the Munder S&P® MidCap Index Equity Fund, the Munder S&P® SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) the Administrator was entitled to receive a fee of 0.1477% of the Aggregate Net Assets for the first $2.8 billion of the Aggregate Net Assets, 0.1377% of the Aggregate Net Assets for the next $2.2 billion of the Aggregate Net Assets, 0.1357% of the Aggregate Net Assets for the next $5.0 billion of the Aggregate Net Assets, 0.0867% of the Aggregate Net Assets for the next $2.5 billion of the Aggregate Assets, and 0.0767% of the Aggregate Net Assets above that amount. In addition, for the period June 1, 2003 through February 10, 2004, the Administrator agreed to limit the total compensation it received for its services as Administrator for all of the Munder Funds to a prorated portion of an annualized amount of $3.4 million, after payment by the Administrator of all standard basis point and complex minimum fees to sub-administrators for the Munder Funds.

As compensation for its administrative services for all Munder Funds (except for the Munder S&P® MidCap Index Equity Fund, the Munder S&P® SmallCap Index Equity Fund, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund) for the period June 1, 2002 through May 31, 2003, the Administrator was entitled to receive an annual fee that was the greater of (1) the Munder Funds complex minimum, calculated by multiplying $75,000 by the number of applicable Munder Funds (except for the Index Equity Funds and Institutional Money Market Funds), or (2) a fee equal to 0.1410% of the Aggregate Net Assets for the first $2.8 billion of the Aggregate Net Assets, 0.1310% of the Aggregate Net Assets for the next $2.2 billion of the Aggregate Net Assets, 0.1290% of the Aggregate Net Assets for the next $5.0 billion of the Aggregate Net Assets, 0.08% of the Aggregate Net Assets for the next $2.5 billion of the Aggregate Assets, and 0.07% of the Aggregate Net Assets above that amount. For the period June 1, 2002 through May 31, 2003, the Administrator agreed to limit the total compensation it received for its services as Administrator for all of the Munder Funds to $3.9 million, after payment by the Administrator of all standard basis points and complex minimum fees to sub-administrators for the Munder Funds.

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Prior to June 1, 2002, State Street served as the administrator for the Munder Funds. For the period January 1, 2002 through May 31, 2002, State Street received administrative fees from the Fund in the amount of $70,073.

For the period June 1, 2002 through December 31, 2002, MCM received administrative fees from the Fund in the amount of $112,865. For the calendar year ended December 31, 2003, MCM received administrative fees from the Fund in the amount of $186,327. For the calendar year ended December 31, 2004, MCM received administrative fees from the Fund in the amount of $190,987. For the period from December 31, 2001 through June 13, 2003, the administrative fees paid by the Fund were paid when it was a Predecessor Fund. Amounts paid to MCM were limited to the extent necessary to limit the aggregate amount MCM received from the Fund, the remaining series of MST, MST II (including when it was Predecessor Fund, if applicable), and @Vantage during the relevant period to the total amounts stated above.

Distributor. The Fund’s Distributor is Funds Distributor, Inc. (“FDI” or “Distributor”) and its principal office is located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. The Trust has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. Under the Distribution Agreement, the Fund pays no fees to FDI for its services as distributor. Nevertheless, in its role as distributor, FDI is the dealer of record on shares of the Fund purchased without using a broker or other intermediary, and, as such, FDI may receive any applicable Rule 12b-1 fees associated with such shares. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular amount of shares.

Services Arrangements. The Fund has adopted a non-Rule 12b-1 Distribution and Service Plan (“Plan”), pursuant to which it uses its assets to finance activities relating to distribution of its shares and the provision of certain shareholder services. Under the Plan, the Fund pays the Distributor an annual service fee of up to 0.25% of the value of average daily net assets of the Fund and an annual distribution fee at the rate of up to 0.10% of the value of average daily net assets of the Fund.

Under the Plan, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the distributor itself) and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. These shareholder services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund’s transfer agent computer processable tapes of all transactions by shareholders and serving as the primary source of information to shareholders in answering questions concerning the Fund and their transactions with the Fund.

Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of that Plan (“Non-Interested Plan Trustees”). The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval. All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Pursuant to the Plan, the Distributor will provide the Board of Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

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The Plan permits payments to be made by the Fund to the distributor and others for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services, including but not limited to the payment of compensation, including incentive compensation, to Service Organizations to obtain various distribution-related services for the Fund. The distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. In addition, the Plan authorizes payments by the Fund to the distributor and others for the cost of preparing, printing and distributing Fund prospectuses and statements of additional information to investors and of implementing and operating the Plan. Distribution expenses also include an allocation of overhead of the distributor and accruals for interest on the amount of distribution expenses incurred by the distributor.

The Trustees have determined that the Plan will benefit the Trust and its respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retaining existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Fund; and (iv) maintaining a competitive sales structure in the mutual fund industry.

The Distributor expects to pay sales commissions to dealers authorized to sell the Fund’s shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the Plan. In addition, the Advisor or Distributor, or any of their affiliates, may from time to time pay for shareholder services or distribution out of their own resources without additional cost to the Fund or its shareholders.

The fees paid to the Distributor pursuant to the Plan for the Fund (including when it was the Predecessor Fund) are set forth in the table below.

Fiscal year ended December 31, 2002		Fiscal year ended December 31, 2003		Fiscal year ended December 31, 2004
Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
$376,206	$150,483	$336,616	$134,647	$327,455	$130,982

The following amounts paid to the Distributor by the Fund under the Plan during the fiscal year ended December 31, 2004 were spent on:

Advertising	Printing and Mailing of Prospectuses to other than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or other Financing Charges
—	—	—	$131,009	—	—

Additional Compensation Paid to Intermediaries. In addition to paying fees under the Fund’s Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Fund to intermediaries may take one of two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account.

The Fund’s Advisor or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the Advisor. Such payments and compensation are in addition to the Rule 12b-1 fees and service fees paid by the Fund.

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Additional cash payments may be made by the Advisor or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Currently, the Advisor has revenue sharing arrangements with approximately 12 intermediaries the most significant of which are Merrill Lynch, Charles Schwab and Citigroup Global Markets. The Advisor also has revenue sharing arrangements with certain of its affiliates, including Comerica Bank. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended December 31, 2004, the Advisor and/or Distributor accrued and/or paid approximately $600,000 to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of MST, MST II and @Vantage. The Advisor also paid approximately $5 million pursuant to revenue sharing arrangements with its affiliates applicable to all series of MST, MST II and @Vantage.

From time to time, the Fund’s service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

Custodian. State Street Bank and Trust Company (“State Street” or “Custodian”), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street keeps the books of account for the Fund.

Transfer and Dividend Disbursing Agent. PFPC Inc. (“Transfer Agent”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement with the Trust, MST II and @Vantage under which the Transfer Agent (i) issues and redeems shares of the Fund; (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Fund; (v) makes periodic reports to the Board concerning the operations of the Fund and (vi) conducts certain anti-money laundering activities on behalf of the Fund.

Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board considered the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and whether or not the Custodian or the Transfer Agent is affiliated with the Fund or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

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Except as noted in this SAI, the Fund’s service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. Expenses borne by the Fund include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders’ meetings and proxy solicitations; fidelity bond and directors’ and officers’ liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust, MST II or @Vantage that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of the Trust, MST II and @Vantage by or under the direction of the Board in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the other series of the Trust, MST II and @Vantage as applicable. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees and/or reimburse certain Fund expenses from time to time.

CODES OF ETHICS

The Trust, MST II, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed, among other things, to prevent affiliated persons of the Trust, MST II, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

PORTFOL IO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor causes investment decisions for the Fund to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of the Fund.

Consistent with the Advisory Agreement for the Fund, the Advisor selects broker-dealers to execute transactions on behalf of the Fund using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer’s risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”)) provided to the Fund and/or other accounts over which the Advisor or its affiliates exercise investment discretion.

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The Advisor may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Fund should understand that the services provided by such brokers may be useful to the Advisor in connection with the Advisor’s services to other clients.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor believes such practice to be in such Fund’s best interests.

Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

The Fund will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities, except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.

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Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by it as of the close of its most recent fiscal year and state the value of such holdings. As of December 31, 2004, the Fund held securities of Lehman Brothers Holdings, Inc. valued at $30,474,100, Merrill Lynch & Company valued at $3,000,000 and Banc of America Securities LLC valued at $2,996,883.

Since the Fund will invest only in short-term debt instruments, its annual portfolio turnover rate will be relatively high. However, brokerage commissions are normally not paid on money market instruments, therefore portfolio turnover is not expected to have a material effect on the net investment income of the Fund. The portfolio turnover rate of the Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were 397 days or less) by the monthly average value of the securities held by the Fund during the year. The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

ADDITIONAL PURCHASE AND REDEM PTION INFORMATION

Purchases. Purchases and redemptions are discussed in the Fund’s Prospectus and such information is incorporated herein by reference.

Differing types of Customer Accounts over which Institutional Investors exercise substantial investment discretion may be used to purchase Fund shares, including trust accounts. Investors purchasing Fund shares may include officers, directors, or employees of Comerica Bank or its affiliated banks.

In-Kind Purchases. Payment for shares of the Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Fund at (800) 438-5789 for more information.

Retirement Plans. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts (“IRAs”), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs and Education Savings Accounts (“ESAs”). An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is charged to all IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account.

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Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper form.

Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

The Fund has authorized one or more financial service institutions to receive redemption orders on its behalf. Certain of these financial services institutions are authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Fund. To the extent permitted by law, the Fund will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized financial services institution or its authorized designee.

Other Purchase and Redemption Information. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Fund’s shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or other financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. An investor’s broker or other financial intermediary will provide the investor with specific information about any processing or service fees they will be charged.

NET ASSET V ALUE

In seeking to maintain a stable net asset value of $1.00 per share with respect to the Fund, portfolio securities are valued according to the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. Under this method the market value of an instrument is approximated by amortizing

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the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Fund would receive if the security were sold prior to maturity. The Board has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, for the purpose of maintaining a stable net asset value of $1.00 per share for the Fund for purposes of sales and redemptions. These procedures include a review by the Board, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed ½ of 1% for the Fund, the Board will promptly consider whether any action should be initiated and, if so, what action. If the Board believes that the extent of any deviation from the Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity; reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

Pursuant to Rule 2a-7 under the 1940 Act, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Fund may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are “First Tier Securities” at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and such security has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board. There can be no assurance that a constant net asset value will be maintained by the Fund.

Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security’s principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund’s net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

In determining the approximate market value of portfolio investments, the Fund may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted

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pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on the Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for the Fund, which have been approved by the Board. The procedures require that the Pricing Committee, which is comprised of the Advisor’s officers and employees as designated from time to time by management of the Advisor, meet when a security’s market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund’s portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.

Minutes of all Pricing Committee meetings are reviewed by the Advisor and provided to the Board at its next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board’s input on any particular issue.

All cash, receivables and current payables are carried on the Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

Y IELD

The Fund’s current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and any additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund’s investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

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From time to time, in advertisements or in reports to shareholders, the Fund’s yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices.

TAX ES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (“Distribution Requirement”) and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (“Income Requirement”).

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business.

Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital

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asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations. Due to investment strategy of the Fund, it will not typically derive net long-term capital gains.

In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends: received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a qualifying dividend” if it has been received from a domestic corporation. The Fund does not expect to derive a material amount of such “qualifying dividends” and, thus, it is unlikely that the Fund will distribute a material amount of dividends that qualify for the dividends-received deduction.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Fund, investing primarily in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Fund invests do not pay significant dividends on their stock, the Fund will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or

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no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption, sale or exchange of shares of the Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Assuming the Fund continuously maintains a net asset value of $1.00 per share, a shareholder of the Fund will not recognize gain or loss upon a sale or exchange of such shares.

Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Constructive Sales. IRS rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

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ADDITIONAL INFORMATI ON CONCERNING SHARES

The Trust is a Delaware statutory trust. Under the Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Trust’s Declaration of Trust authorizes the Board to classify or reclassify any authorized but unissued shares of the Trust into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Pursuant to such authority, the Trust’s Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust representing interests in the Fund. The Fund offers only Class L shares.

The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (“Multi-Class Plan”) on behalf of the Funds of the Trust. The Multi-Class Plan provides that each class of shares of any Fund is identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

In the event of a liquidation or dissolution of the Trust or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Trust’s other series, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of the Fund are entitled to participate in the net distributable assets of the Fund, based on the number of shares of the Fund that are held by each shareholder.

Holders of all outstanding shares of the Fund will vote together in the aggregate and not by class on all matters, except that only Class L Shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to the Fund’s Class L shares. Further, shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by the matter. The Fund is affected by a matter unless (i) it is clear that the interests of the Fund in the matter are substantially identical to the other Funds of the Trust or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to the Fund.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

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Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders’ meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Trust’s Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their net asset value; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust’s Board of Trustees may authorize the termination of any series class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Trust’s Declaration of Trust, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Fund and the Trust’s other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Fund, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

OTHER INFORMATION

Legal Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Trust. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington, DC 20006, serves as counsel to the Non-Interested Trustees.

Independent Registered Public Accounting Firm. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Trust’s independent registered public accounting firm.

Control Persons and Principal Holders of Securities. As of April 1, 2005, the following person(s) owned of record or were known by the Fund to own beneficially 5% or more of the shares of the Fund.

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Name and Address	Percentage of Total Shares Outstanding
National Financial Services Corp. for the Exclusive Benefit of Our Customers Attn: Mutual Funds 5th flr. PO Box 3908 Church Street Station New York NY 10008-3908	99.91%

A shareholder of record with more than 25% of the outstanding shares of the Fund is believed to be held only as nominee.

Shareholder Approvals. As used in this SAI and in the Prospectus, a “majority of the outstanding shares” of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

REGISTRATION ST ATEMENT

This SAI and the Fund’s Prospectus do not contain all the information included in the Fund’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby; certain portions have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Fund’s Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund’s registration statement, each such statement being qualified in all respects by such reference.

ANNUAL FUND OPERATING EXPENSES

Unless otherwise noted, the Fund’s expense ratio, identified as “Annual Fund Operating Expenses” in the Prospectus expense tables, reflects the Fund’s actual operating expenses for its most recent fiscal year as a percentage of the Fund’s average net assets for the year. Because the percentage is based on the Fund’s “average” net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain of the Trust’s other series), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

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FINANCIAL STATE MENTS

The financial statements of the Fund (including when it was a Predecessor Fund) including the notes thereto, dated December 31, 2004 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are incorporated by reference into this SAI from the Annual Report of the Fund dated as of December 31, 2004. The information under the caption “Financial Highlights”, appearing in the related Prospectus dated April 30, 2005, has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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APPENDI X A

- Rated Investments -

Corporate Bonds

From Moody’s Investors Services, Inc. (“Moody’s”) description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

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From Standard & Poor’s Corporation(“S&P”) description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc. (“Fitch”) description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business and economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating ot denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

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“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

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MUNDER SERIES TRUST

Munder Institutional Money Market Fund

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2005

The Munder Institutional Money Market Fund (the “Fund,”) is a diversified series of Munder Series Trust (“Trust” or “MST”), an open-end management investment company. The Fund’s investment advisor is Munder Capital Management (“Advisor” or “MCM”).

This Statement of Additional Information (“SAI”), which has been filed with the Securities and Exchange Commission (“SEC”), provides supplementary information pertaining to all classes of shares representing interests in the Fund. This SAI is not a prospectus, and should be read only in conjunction with the Fund’s Prospectus, dated April 30, 2005 (“Prospectus”). The financial statements for the Fund including the notes thereto, dated December 31, 2004, are incorporated by reference into this SAI from the annual report of the Fund. A copy of the Prospectus and annual and semi-annual reports may be obtained free of charge through Funds Distributor, Inc. (“Distributor”), or by calling the Fund at (800) 438-5789.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

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FUND HISTORY AND GENERAL INFORMATION

The Trust is an open-end management investment company. The Trust was organized as a Delaware statutory trust on January 31, 2003. The Fund is a diversified mutual fund. Prior to April 30, 2003, the Fund was a series of another open-end management investment company, St. Clair Funds, Inc., a Maryland corporation organized on May 23, 1984 under the name “St. Clair Money Market Fund, Inc.,” which was changed to “St. Clair Fixed Income Fund, Inc.” on December 30, 1986 and to “St. Clair Funds, Inc.” on September 18, 1996 (“St. Clair”). On April 30, 2003, the Fund and two other series of St. Clair were reorganized as separate series of the Trust. The remaining series of St. Clair was reorganized on May 16, 2003. The separate series of three other open-end management investment companies, The Munder Funds, Inc. (“MFI”), The Munder Funds Trust (“MFT”) and The Munder Framlington Funds Trust (“MFFT”) (except for one of its series), reorganized as series of the Trust on June 13, 2003 and October 30, 2003. For simplicity, St. Clair, MFI, MFT, MFFT and their respective series that reorganized as series of the Trust are referred to in this SAI together as the “Predecessor Funds.” Effective February 8, 2005, MFFT was renamed Munder Series Trust II (“MST II”). MST, MST II and The Munder @Vantage Fund (“@Vantage”) are referred to in this SAI collectively as the “Munder Funds.”

As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (“Advisor” or “MCM”), a Delaware general partnership. The partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. (“WAM”) and WAM Holdings II, Inc. (“WAM II”). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 95% (89% on a fully diluted basis) of the partnership interests in the Advisor.

Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in the Prospectus.

FUND INVESTMENTS

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund. The Fund’s investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board of Trustees (“Board of Trustees” or “Board”) without the authorization of the Fund’s shareholders. There can be no assurance that the Fund will achieve its objective or goal.

A description of the applicable credit ratings is set forth in Appendix A to this SAI.

Asset-Backed Securities. The Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments. The average life of an asset-backed instrument is likely to be substantially less than the original maturity of the asset pools underlying the securities as the result of unscheduled principal payments and prepayments. The rate of such prepayments, and hence the life of the securities, will be primarily a function of current interest rates and current conditions in the relevant markets. Because of these and other reasons, an asset-backed security’s total return may be difficult to predict precisely.

Bank Obligations. The Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers’ acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured.

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Non-domestic bank obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

Borrowing. The Fund is authorized to borrow money in amounts up to 5% of the value of its assets at the time of such borrowings for temporary purposes, and may borrow up to 33 1/3% of its assets to meet redemption requests. Borrowing may be unsecured. The Investment Company Act of 1940, as amended (“1940 Act”), requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

Commercial Paper. The Fund may invest in commercial paper (i.e., short-term promissory notes issued by corporations) of issuers rated, at the time of purchase, in one of the two highest rating categories by a nationally-recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service, a division of McGraw-Hill Companies, Inc. (“S&P”) or Fitch Ratings, Inc. (“Fitch”), if rated by only one NRSRO, or by two NRSROs if rated by more than one NRSRO. To the extent that the ratings accorded by NRSROs may change as a result of changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, the Fund’s rating criteria, the Fund may require that the issuer’s obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend. In addition, the Fund may acquire commercial paper and corporate bonds of issuers that are not rated but are determined by the Advisor at the time of purchase to be of comparable quality to instruments of issuers that may be acquired by the Fund as previously described.

Foreign Securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the additional risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

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There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States.

Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Guaranteed Investment Contracts. The Fund may make limited investments in guaranteed investment contracts (“GICs”) issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits the Fund on a monthly basis with interest that is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company’s general assets. The Fund will only purchase GICs from insurance companies that, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the Fund’s limitation on illiquid investments.

Illiquid Securities. The Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (“1933 Act”). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. Except as described in the

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following paragraph, the Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds (“ETFs”) are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs®, Select Sector SPDRs®, DIAMONDSSM, NASDAQ 100 Shares, and iShares.

Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 33 1/3% of its total assets) to securities firms and financial institutions. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities. Depending on the type of securities loaned, the Fund will receive initial collateral valued at 102%, 102.5% or 105% of the market value of the loaned securities. The value of the collateral will be monitored on a daily basis, and the borrower of the securities will be required to maintain the market value of the collateral at not less than the required initial collateral amount. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Advisor has determined are creditworthy under guidelines established by the Board.

Mortgage-Backed Securities. The Fund may purchase mortgage-backed securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.

Mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”). Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are also supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

Mortgage-backed securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”). Fannie Maes are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

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Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The average life of mortgage-backed securities varies with the maturities of the underlying instruments, which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the securities, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in the periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, a mortgage-backed security’s total return may be difficult to predict precisely. When the Fund purchases mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

Municipal Obligations. The Fund may, when deemed appropriate by the Advisor in light of the Fund’s investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Fund does not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. The Fund does not review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example,

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under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor’s Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Fund cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted.

Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase the securities at an agreed-upon time and price (“repurchase agreements”). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days or less.

The repurchase price under repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

Securities subject to repurchase agreements will be held, as applicable, by the Fund’s Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

Restricted Securities. The Fund may invest in commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”). The Fund may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, (“Rule 144A securities”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. It is possible that unregistered securities purchased by the Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund

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may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund’s Custodian in an amount at least equal to the repurchase amount, plus accrued interest, subject to the agreement.

Stand-by Commitments. The Fund may enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund’s option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by the Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed ½ of 1% of the value of the Fund’s total assets calculated immediately after each stand-by commitment is acquired.

The Fund intends to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor’s opinion, present minimal credit risks. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where the Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Stripped Securities. The Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs. The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a single future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for Federal tax and securities purposes. The Fund is not aware of any binding legislative, judicial or administrative authority on this issue.

Only instruments that are stripped by the issuing agency will be considered U.S. Government obligations. Securities that are stripped by their holder do not qualify as U.S. Government obligations.

The U.S. Treasury Department facilitates transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as “STRIPS” or “Separate

9

Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless the Advisor determines them to be liquid under guidelines established by the Board.

In addition, the Fund may invest in stripped mortgage-backed securities (“SMBS”), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).

The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

Yields on SMBS will be extremely sensitive to the prepayment experience of the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.

The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund’s net asset value per share.

Supranational Bank Obligations. The Fund may invest in supranational bank obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the FNMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of FHLMC and the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of

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U.S. Government obligations that may be acquired by the Fund include without limitation U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Fund may be “zero coupon” Treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a “deep discount” price).

The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

Certain banks and brokerage firms have separated (“stripped”) the principal portions (“corpus”) from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities that have been stripped by the Federal Reserve Bank. See “Stripped Securities” above for more information on these types of securities.

Variable Amount Master Demand Notes. The Fund may purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund may invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risks.

Variable or Floating Rate Instruments. Debt instruments in which the Fund invests may be structured to have variable or floating interest rates. Variable or floating rate obligations purchased by the

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Fund may have stated maturities in excess of the Fund’s maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days’ notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Fund will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

The absence of an active secondary market for certain variable or floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

Variable or floating rate securities held by the Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

In determining average weighted portfolio maturity of the Fund, short-term variable or floating rate securities are deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “short-term” with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

In determining average weighted portfolio maturity of the Fund, long-term variable or floating rate securities are deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, “long-term” with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

Variable or floating rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment.

When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will designate on the records of the Fund’s custodian cash or liquid portfolio securities equal to the amount of the commitment. Normally, the Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments. It may be expected that the market value of the Fund’s net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash.

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Because the Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund’s total assets absent unusual circumstances.

The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody’s, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

The Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. The Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund’s total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Fund, but are subject to a determination by the Advisor, in accordance with procedures established by the Board, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

Subsequent to its purchase by the Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security’s rating may be reduced. The Board or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

Disclosure of Portfolio Holdings. The Board has adopted policies regarding disclosure of the Munder Funds’ portfolio holdings information. These policies generally prohibit MCM and the Munder Funds from disclosing any information concerning the Munder Funds’ portfolio holdings to any third-party earlier than the day next following the day on which the information is publicly disclosed.

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The Fund publicly discloses a complete uncertified list of its portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month. The Fund may also publicly disclose other information relating to their respective portfolio characteristics as of the end of each calendar month not earlier than 15 days after the end of such month. This other information may include the Fund’s top ten holdings, sector information and other portfolio characteristic data. The Fund may choose to publish its portfolio holdings and other information less frequently or not at all, except to the extent required to be disclosed by applicable law. The Fund currently makes its portfolio holdings information available to the general public on the Munder Funds website (www.munder.com).

Prior to the time that the Fund’s portfolio holdings information is publicly disclosed, MCM and/or the Fund may disclose any and all portfolio holdings information to the following categories of person, subject to the applicable conditions:

Service providers. MCM and/or the Fund may disclose to the Fund’s service providers (such as the Fund’s adviser, custodian, fund accountants, administrator, sub-administrator, sub-advisers, independent public accountants, auditors, external legal counsel, proxy voting service providers, pricing information vendors, and providers of printing and filing services for required disclosure documents) who generally need access to such information in the performance of their contractual duties and responsibilities. These service providers currently include, but are not limited to: MCM, State Street Bank and Trust, PFPC, Ernst & Young, Institutional Shareholder Services, Dechert LLP, R.R. Donnelly & Sons Company, and Bowne & Co. Inc. These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

Comerica Bank and Affiliates. MCM may disclose portfolio holdings information to Comerica Bank (which is the majority owner of MCM) and its affiliates. MCM will disclose portfolio holdings information to Comerica Bank prior to public disclosure only if MCM believes there is no reasonable potential for abuse by such disclosure and (1) such disclosure is related to the corporate oversight of MCM by authorized Comerica employees or agents such as senior officers, auditors (both internal and external) and attorneys, or (2) such disclosure is required to comply with legal or regulatory reporting requirements.

Other. MCM or the Fund may disclose portfolio holdings information to other individuals or entities but only if the following conditions have been met: (1) a written request for disclosure prior to public dissemination must be submitted to and approved in writing by either the President or a Vice President of the Munder Funds and MCM’s Legal Department; (2) the President or a Vice President of the Munder Funds and MCM’s Legal Department must determine that the requested disclosure would serve a legitimate business purpose of the Fund and is in the best interests of the Fund and its shareholders; (3) the portfolio holdings information must be disclosed pursuant to the terms of a written confidentiality agreement between the recipient and the Fund, unless such disclosure is otherwise required by applicable law; and (4) none of the Munder Funds, the Munder Funds’ investment advisers, or their affiliates may receive compensation or other consideration in connection with an arrangement to make available information about the Fund’s portfolio holdings. In determining whether the requested disclosure is in the best interest of Fund shareholders, the President or Vice President of the Munder Funds, as applicable, and MCM’s Legal Department will take into consideration the likelihood that, and the extent to which, the disclosure of such information may be used in a harmful or abusive manner by the recipient. In the event of a conflict between the interests of the Munder Funds and their shareholders, on the one hand, and those of MCM, the Munder Funds’ principal underwriter, or any affiliated person of the Munder Funds, MCM or the Munder Funds’ principal underwriter, on the other hand, the conflict shall be resolved in favor of the interests of the Munder Funds and their shareholders.

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The types of individuals or entities to whom MCM or the Fund might disclose portfolio holdings information prior to public disclosure pursuant to the preceding paragraph could include mutual fund evaluation services and due diligence departments of broker-dealers and wirehouses. These services and departments regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. This is not meant to be an exclusive list and MCM and/or the Fund may disclose portfolio holdings to other types of third parties in compliance with the preceding paragraph.

The terms of the confidentiality agreement generally provide for, among other things, that (1) the portfolio holding information is the confidential property of the Munder Funds and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (2) the recipient agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, (a) are authorized to have access to the portfolio holdings information and (b) are subject to confidentiality obligations, including a duty not to trade on non-public information; and (3) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or person who are likely to use the information for purposes of purchasing or selling the Munder Funds prior to the day next following the public disclosure of such portfolio holdings information.

Portfolio managers, analysts and other senior officers or spokespersons of MCM or the Munder Funds are permitted to disclose or confirm the ownership of any individual portfolio holding to reporters, brokers, shareholders, consultants or other interested persons provided that such information already has been publicly disclosed. MCM may periodically distribute lists of portfolio holdings held by the Munder Funds for the purpose of facilitating efficient trading of such securities and receipt of relevant research. The information on such lists shall be as of month end and will not be distributed until the day next following the public disclosure of the portfolio holdings.

The Board or MCM may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the Munder Funds’ policies. The policies may not be waived, nor may exceptions be made without the approval of MCM’s Legal Department. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. All material amendments to the policies will be submitted to the Board for approval or ratification.

INVESTMENT LIMITATIONS

The Fund is subject to the investment limitations enumerated in this section, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Other Information - Shareholder Approvals”).

As a matter of fundamental policy, the Fund:

1.

May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Fund to: (i) enter into commitments to

15

purchase securities in accordance with the Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.	Shall be a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.

May not “concentrate” its investments in a particular industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; (iii) instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); or (iv) repurchase agreements (collateralized by the instruments described in clause (ii) and clause (iii)); (b) wholly-owned finance companies will be considered to be in the

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industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund’s holdings of illiquid securities exceed 10% because of changes in the value of the Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

MANAGEMENT OF THE FUND

The Trust is supervised by the Board, which is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Fund’s activities.

Trustees and Officers. Information about the Trustees and officers of the Trust, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Trust (as that term is defined in Section 2(a)(19) of the 1940 Act). As used herein, the terms “Munder Funds” and “Fund Complex” consist of 27 portfolios, each of which is a series of MST, MST II or @Vantage.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Chairman	Indefinite; Trustee since 2/93, Chairman since 11/04	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	27	Fieldstone Investment Corporation (since 11/03)

John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate/ manufacturing company) (since 1991).	27	None

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Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	27	Nantucket Institutional Fund Cayman (since 8/04) and GMAC Wholesale Receivables Corporation (since 9/95)

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite; since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	27	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	27	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	27	Adherex Technologies, Inc. (biopharmaceutical company (since 3/04).

Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Trustee	Indefinite; since 3/05	Director, Executive Vice President, Chief Financial Officer and Administrative Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 1997)	26	Taubman Centers, Inc. (since 1/97)

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Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 66	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	27	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his/her death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.
(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.
(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Incorporated, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President & Principal Executive Officer	through 2/06; since 8/04	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); Chief Investment Officer of Comerica Bank (since 8/04); Chief Operating Officer of Munder Capital Management (8/04 to 2/05); President and Chief Investment Officer of Munder Capital Management (1/02 – 8/04); Chief Investment Officer-Equity of Munder Capital Management (5/00-1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97-5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer	through 2/06; since 8/00	Managing Director, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel of Munder Capital Management (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 39	Vice President and Principal Financial Officer	through 2/06; since 2/01	Managing Director of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Munder Capital Management (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

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Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 36	Treasurer and Principal Accounting Officer	through 2/06; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

David Rumph 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 33	Assistant Treasurer	through 2/06; since 8/01	Analyst of Munder Capital Management (investment advisor) (since 4/01); Analyst, Controller’s Group, Delphi Automotive Corp. (automotive supplier) (6/99 to 4/01); Manager, Mutual Fund Operations, Banc One (4/97 to 6/99).

Bradford E. Smith 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 33	Assistant Treasurer	through 2/06; since 5/00	Director of Mutual Fund Operations of Munder Capital Management (investment advisor) (since 3/01); Manager of Mutual Fund Operations of Munder Capital Management (since 3/00); Administrator of Mutual Fund Operations of Munder Capital Management (8/99 to 2/00).

Kevin R. Kuhl 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 28	Assistant Treasurer	through 2/06 since 8/04	Analyst of Munder Capital Management (investment advisor) (since 5/02); Senior Auditor, Arthur Andersen LLP (accounting firm) (7/99-5/02).

Melanie Mayo West 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Assistant Secretary	through 2/06; since 8/01	Associate General Counsel of Munder Capital Management (investment advisor) (since 11/00); Associate, Dykema Gossett PLLC (law firm) (8/98 to 11/00).

Mary Ann C. Shumaker 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Assistant Secretary	through 2/06; since 8/99	Assistant Secretary of Munder Capital Management (investment advisor) (since 2/05); Associate General Counsel of Munder Capital Management (since 3/98).

Amy D. Eisenbeis 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Assistant Secretary	through 2/06; since 2/05	Associate General Counsel of Munder Capital Management (investment advisor) (since 10/04); Vice President – Securities Attorney, Old Kent Financial Corporation (10/99 – 10/01).

(1)	The officers are elected annually by the Board.
(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

Standing Committees of the Board. The Trust’s Board of Trustees has a standing Audit Committee presently consisting of Dr. Brophy (Chairman of the Committee), Dr. Porter and Mr. Rakolta. All are members of the Board and are currently not “interested” persons (as defined in the 1940 Act) of the Fund. The Board has adopted a written charter for the Audit Committee. The principal function of the Fund’s Audit Committee is to oversee the accounting, auditing and financial reporting processes of the Fund. The Audit Committee is responsible for, among other things, (1) recommending, engaging and terminating the Fund’s independent registered public accounting firm (subject to ratification by the Board or shareholders, if required), (2) pre-approving all audit and non-audit services to be provided by the independent registered public accounting firm to the Fund and certain Fund affiliates, (3) reviewing with

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the independent registered public accounting firm the proposed scope of, and fees for, their audit, the independent registered public accounting firm’s independence, and the staffing of the audit team of the Fund, (4) receiving and considering a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection, (5) considering all critical accounting policies and practices to be used by the Fund and any proposed alternative treatments thereof, and (6) investigating any improprieties or suspected improprieties in the operations of the Fund. The Audit Committee met four times during the last fiscal year of the Fund.

The Trust’s Board of Trustees has a Board Process and Compliance Oversight Committee. The Board Process and Compliance Oversight Committee presently consist of Dr. Champagne (Chairman of the Committee), The Hon. Mr. Engler, Mr. Monahan and Dr. Porter. The function of the Board Process and Compliance Oversight Committee is to review and assess the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Funds’ management to review the ongoing adherence by the Funds to their applicable compliance guidelines and review reports and other information concerning the status of the Fund’s compliance with applicable regulatory requirements and valuation procedures. The Board Process and Compliance Oversight Committee met four times during the last fiscal year of the Fund.

The Trust’s Board of Trustees has a Nominating Committee. The Nominating Committee presently consists of Mr. Rakolta (Chairman of the Committee), Dr. Brophy, Dr. Champagne, Mr. Eckert and The Hon. Mr. Engler. In the event of any vacancies on or additions to the Board, the Nominating Committee is responsible for (i) identifying and evaluating potential candidates to fill any such vacancy on the Board; (ii) selecting from among the potential candidates a nominee to be presented to the full Board for its consideration; and (iii) recommending to the Board a nominee to fill any vacancy on the Board. The Nominating Committee may seek suggestions for potential nominees to fill positions on the Board as Non-Interested Trustees from any party it deems appropriate. For potential nominees to fill positions on the Board as Interested Trustees, the Nominating Committee will consider the views and recommendations of the Advisor.

Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential nominees to fill position of Non-Interested Trustee on the Board. Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1. The nominee must satisfy certain qualifications described below and in the Fund’s organizational documents, including qualification as a possible Non-Interested Trustee.

2. The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3. Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

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4. Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5. The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6. The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an “interested person” of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7. A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1. Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2. The nominating shareholder or shareholder group must also submit a certification that provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3. Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934; and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness

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of the Board, including in overseeing the Funds and protecting the interests of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Non-Interested Trustees, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that must be comprised of Non-Interested Trustees.

Management Ownership of the Fund. The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds in the Fund Complex overseen by each Trustee as of December 31, 2004.

	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Non-Interested Trustees
John Rakolta, Jr.	None	Over $100,000
David J. Brophy	None	$10,001 - $50,000
Joseph E. Champagne	None	$50,001 - $100,000
Thomas D. Eckert	None	None
Arthur T. Porter	None	$10,001 - $50,000
John Engler	None	$50,001 - $100,000
Lisa A. Payne[1]	None	$10,001 - $50,000
Interested Trustee
Michael T. Monahan	None	Over $100,000

[1]	Ms. Payne was appointed a Trustee of MST and MST II effective March 16, 2005.

As of the date of this SAI, no officer, director or employee of the Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator, the Sub-Administrators or the Transfer Agent, as defined below, currently receive any compensation from the Trust. As of April 1, 2005, the Trustees and officers of the Trust, as a group, owned less than 1% of outstanding shares of the Fund.

Compensation. Each Trustee of the Funds who is not otherwise compensated by MCM, any sub-advisor to the Munder Funds, or the Distributor pursuant to a contract with the Funds or MCM receives an aggregate annual retainer from MST and MST II for service on the Board of $78,000 ($114,000 for the Chairman). Each Trustee of @Vantage who is not otherwise compensated by MCM or the Distributor pursuant to a contract with the Funds or MCM receives an annual retainer of $6,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

The Board has adopted a deferred compensation plan (“Plan”) pursuant to which each Trustee who receives compensation from the Funds of MST, MST II and @Vantage may defer, for a specified

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period of time, the receipt of all or some portion of the fees earned for Board service. Each Trustee must make his deferral elections prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligation of MST, MST II and @Vantage to make payments under the Plan will be unsecured general obligations of the Funds of MST, MST II and @Vantage, payable out of the general assets and property of such Funds. A Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Trustee (up to 10 years). If a Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

The following table summarizes the compensation, including committee fees, paid to the Trustees of the Trust for the twelve-month period ended December 31, 2004.

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust and Fund Complex Paid to Trustees(1)
Charles W. Elliott (2)	$87,000	None	None	$94,000
John Rakolta, Jr.	$68,633	None	None	$75,000
David J. Brophy	$65,733	None	None	$72,000
Joseph E. Champagne	$68,633	None	None	$75,000
Thomas D. Eckert (3)	$84,583	None	None	$91,500
Michael T. Monahan	$65,733	None	None	$72,000
John Engler	$65,733	None	None	$72,000
Arthur T. Porter	$65,733	None	None	$72,000

(1)	As of April 30, 2005, there are three investment companies in the Fund Complex (MST, MST II and @Vantage) and 27 funds in the Fund Complex. Amounts provided for the Fund Complex for the period include those paid to the Trustee by MST, MST II and @Vantage. For the fiscal year ended December 31, 2004, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred all of his compensation pursuant to the deferred compensation plan described above. As of December 31, 2004, the total value of the compensation from the Fund Complex deferred by the Trustees for all prior periods was $380,794 for Mr. Eckert and $329,898 for Dr. Porter.
(2)	Mr. Elliott retired as Chairman and Trustee on November 9, 2004.
(3)	Mr. Eckert was appointed as Chairman of the Board of Trustees on November 9, 2004.

Material Relationships of the Non-Interested Trustees. For the purposes of the statements below, the immediate family members of any person are a person’s spouse, children residing in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

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As of December 31, 2004, none of the Non-Interested Trustees except Ms. Payne, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor. Prior to taking office as a Non-Interested Trustee, Ms. Payne disposed of all of her interests in common stock of Comerica, Inc.

Except as otherwise disclosed with respect to Ms. Payne’s ownership of Comerica stock, during the calendar years of 2003 and 2004, none of the Non-Interested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta and Ms. Payne, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a “Fund-Related Party”): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT (“CARS”), a publicly-held real estate investment trust specializing in retail automotive properties. Ms. Payne is Director, Executive Vice President, Chief Financial Officer and Administrative Officer of Taubman Centers, Inc. (“Taubman”), a publicly-held real estate investment trust specializing in developing and operating regional shopping centers. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company (“Walbridge”), a privately-owned construction/real estate/manufacturing company. During the calendar years 2003 and 2004, Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated, which is the indirect parent company of the Advisor, was one of several commercial banks and lending facilities with which both CARS and Taubman had secured lines of credit, Taubman had construction loans and Walbridge had a stand-by line of credit. Prior to taking office as a Non-Interested Trustee, Ms. Payne terminated a secured note and one personal line of credit with Comerica Bank. She continues to maintain another personal line of credit with Comerica Bank. In all cases, the arrangements with Comerica Bank are or were subject to standard agreements that were negotiated at arms’ length, subject to customary terms, conditions and interest rates.

During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

None of the Fund’s Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

Proxy Voting Policies. Ordinarily, the securities in which the Fund invests will be non-voting securities. In the event that the Fund does receive a proxy statement related to a portfolio security, it is the Fund’s policy that proxies received are voted in the best interests of the Fund shareholders. The Board has delegated to the Advisor discretionary investment management authority with respect to the assets of the Funds, which includes proxy voting authority, and directed that the Advisor implement

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proxy voting policies and procedures (“Proxy Procedures”) in exercising that authority, as described below. Set forth below are the Advisor’s policies on voting shares owned by the Funds. These policies may be revised from time to time with the approval of the Board.

The Advisor has adopted and implemented the Proxy Procedures and has established a “Proxy Committee” as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of the Funds considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

The Advisor has retained Institutional Shareholder Services (“ISS”) to review proxies received for client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. The Advisor has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review ISS’s “Proxy Voting Guidelines” to confirm that they are consistent in all material respects with the Advisor’s Proxy Procedures. The Proxy Committee meets as needed to administer the Advisor’s proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least monthly, the Proxy Committee reviews selected recommendations made by ISS to further the goal of voting proxies in a manner consistent with the best interest of the Funds.

The Advisor generally will vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS’s advice and recommendations with respect to a particular proxy does not outweigh the potential benefits to clients from the review of ISS’s advice and recommendations. In addition, the Proxy Committee will review ISS’s recommendations if client holdings for a particular issuer are of meaningful size or value.

For these purposes, the holding of a particular issuer would be considered to be meaningful if:(i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least one percent (1%) of the fair market value of any advisory client’s account and (ii) the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or (iii) all client accounts with respect to which the Advisor holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.

In each instance where the Advisor does not separately review ISS’s recommendations, clients’ proxies will always be voted consistent with ISS’s recommendations. In each instance where the Advisor does separately review ISS’s recommendation, the Advisor may vote differently from ISS’s recommendation, if, based upon certain criteria generally described in the following paragraph, the Advisor determines that such vote is in the best interests of the Funds.

The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). The Advisor’s position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. The Advisor generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, the Advisor will generally refrain from voting or vote with management. The Advisor is generally not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.

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From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS’s recommendation on how to vote proxies for one or more resolutions. However, because the Advisor may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of the Funds, all requests to vote differently from the ISS recommendation with respect to a particular matter must be submitted to the Proxy Committee and the Advisor’s legal/compliance department (“Legal/Compliance Department”) for independent review. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of the Funds and to identify any actual or potential conflicts between the interests of the Advisor and those of the Funds. If the Proxy Committee approves the request, it is then submitted to the Legal/Compliance Department for review of any actual or potential conflicts of interest that have been identified. The Legal/Compliance Department must approve a request before it is implemented. Such a request for approval will be accompanied by a written description of the conflict. The Legal/Compliance Department may approve a request only under the following conditions:

(i)	No Conflict. No conflict of interest is identified.

(ii)	Immaterial or Remote Conflict. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

(iii)	Material Conflict. In the event a potential or actual conflict of interest is identified and appears to be material, the Legal/Compliance Department may approve the request only with written approval from the Board, the Board Process and Compliance Oversight Committee or a designated member of that Committee.

With respect to the Funds, if the Advisor receives instructions from the Board Process and Compliance Oversight Committee, the Advisor will vote the shares in accordance with such instructions. If no instructions are received or approval is not obtained from the Board Process and Compliance Oversight Committee, the Advisor will vote the shares in accordance with ISS’s recommendation. Every decision to vote on a resolution in a proxy solicited by a company held by a Fund in a manner different from the recommendation of ISS is disclosed to the Board at its next regularly scheduled meeting along with an explanation for the vote.

Notwithstanding the above, and pursuant to an exemptive order issued by the SEC to iShares Trust, et al. and procedures approved by the Board, the Funds will vote their shares of an iShares fund in the same proportion as the vote of all other holders of shares of such iShares fund, during any period in which the Funds, @Vantage, the Advisor, and certain affiliates in the aggregate hold 25% or more of the outstanding voting securities of such iShares fund.

The Fund has filed with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Funds each year by August 31. The most recent Form N-PX is available without charge, upon request, by calling (800) 438-5789 or by visiting our website at http://www.munder.com or the SEC’s website at http://www.sec.gov.

Trustee Liability. The Declaration of Trust of the Trust provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment; that no Trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage,

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judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trust will indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

Investment Advisor. The investment advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, WAM II and Munder Group, LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. Comerica Bank is a substantial record holder of the Fund’s outstanding shares, as is more fully described below in “Other Information – Control Persons and Principal Holders of Securities.”

The Fund has entered into an Investment Advisory Agreement with the Advisor that has been approved by the Fund’s Board and shareholders (“Advisory Agreement”). As of the date of this SAI, the Board last approved the continuation of the Advisory Agreement on May 18, 2004. In determining whether to approve the continuation of each Advisory Agreement, the Board requested, and received from the Advisor, information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below.

The Board also retained the services of independent consultants to provide additional information to assist the Board with its consideration of the Agreement. Prior to the May 18, 2004 meeting, at the request of the Non-Interested Trustees, an independent consultant was retained by the Non-Interested Trustees in their evaluation of the Advisor’s fee proposals for the Munder Funds and in their negotiations with the Advisor, particularly regarding contractual breakpoints for the Fund. One of the consultant’s primary goals was to assist the Advisor in developing a process for considering contractual breakpoints that could be used for those Munder Funds with differing investment objectives. The consultant met with personnel of the Advisor to provide such input and assistance and met with and/or had telephone discussions with the Non-Interested Trustees and/or individual Trustees regarding this matter. In addition, the consultant met with the Board in person at the meeting to discuss the Advisor’s process for considering contractual breakpoints.

Although investment performance was a factor in determining that the Advisory Agreement should be continued, the Board also considered other factors in evaluating the fairness and reasonableness of the compensation to be paid to the Advisor. The Board carefully evaluated this information and was advised by legal counsel to the Munder Funds and by legal counsel to the Non-Interested Trustees with respect to its deliberations. Based upon its review of the information requested and provided, and following extensive discussions concerning the same, the Board determined that continuing the Advisory Agreement was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Advisory Agreement for an additional annual period on the basis of the foregoing review and discussion.

In considering the Advisory Agreement, the Board considered and evaluated information regarding (a) the Fund’s investment performance during the previous year and for all relevant prior periods; (b) the Fund’s total expenses; (c) the nature, quality and extent of the services provided to the

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Fund under the Advisory Agreement; (d) the requirements of the Fund for the services provided by the Advisor; (e) the fees payable for the services and other benefits derived by the Advisor from its relationship with the Fund; (f) the portfolio management process, personnel, systems, operations and financial condition of the Advisor (including the Advisor’s profitability with respect to its relationship with the Fund); (g) current economic and industry trends; and (h) the historical relationship between each of the Munder Funds and the Advisor.

In evaluating the Fund’s investment performance and fees, the Board reviewed information compiled by an independent third party comparing the Fund’s expense ratio, advisory fee and performance with comparable mutual funds. Current management fees were also reviewed in the context of the Advisor’s profitability.

Among other things, the Board evaluated: (a) the fairness and reasonableness of the investment advisory fee payable to the Advisor under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Advisor’s relationship with the Fund, and the amount of the fees paid compared to fees paid by other investment companies; (b) the expected nature, quality and extent of the investment advisory services to be provided by the Advisor, in light of the high-quality services provided by the Advisor in its management of the Fund and the Fund’s historic performance, including the extent to which the Fund successfully achieved stated investment objectives; (c) the Advisor’s commitment to the management of the Fund and maintenance of a broad-based family of funds, which could require a substantial commitment of the Advisor’s resources; and (d) the portfolio management process, personnel, systems, operations and financial condition of the Advisor. In approving the continuation of the Advisory Agreement, the Board noted the following factors, among others, as the basis for its determination:

•	The terms of the Advisory Agreement, including the services to be provided to the Fund and the advisory fees payable by the Fund, were generally comparable to the terms of advisory arrangements within the industry and within peer groups of mutual funds. The Board also noted that the Advisory Agreement did not increase investment advisory fees payable by the Fund or overall operating expenses of the Fund over historical fee and expense levels. The Board also noted that the Advisor’s profitability of operations with respect to the Munder Funds during the past year, while increasing over the time period, was lower than that of comparable advisors with respect to which information was publicly available.

•	The Advisor has historically provided high-quality services in its management of the Fund and is committed to the successful operation of the Fund. Based upon the information provided to the Board, the Board expected that the Advisor would continue to provide high-quality services to the Fund. The Board concluded that the Advisor’s investment management methodologies, which are focused on managing the risk and reducing the negative variance of the Fund’s performance relative to its benchmark, should produce, over time, more predictable long-term performance for the Fund relative to its benchmark.

•

The Advisor has demonstrated a commitment to monitor expenses and take appropriate steps to reduce expenses. The Advisor has taken significant steps in recent years to attempt to decrease the overall expense ratios of the Fund, including re-negotiating service provider fees and reducing the impact of smaller than average shareholder accounts, and implementing contractual breakpoints in its management fees for certain Funds. In addition, the Advisor has committed significant resources to the operations of the Fund. Among other things, the Advisor has taken steps to improve the effectiveness

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and efficiencies of operations through changes in investment management, operations and information systems and shareholder services. Finally, while maintaining overall continuity of the management of the Fund, the Advisor has also been increasing the quality and depth of its capabilities relating to investment management and operations.

Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund’s portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor subject to review by the Board.

If not sooner terminated, the Advisory Agreement will continue in effect until June 30, 2005, and for successive one-year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. The Advisory Agreement is terminable with respect to the Fund by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days’ written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund without penalty upon 90 days’ written notice to the Fund. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

Under the Advisory Agreement, the Fund has agreed to pay the Advisor for the advisory services provided and expenses assumed by the Advisor, an annual fee computed and payable daily at an annual rate of 0.20% of it’s average daily net assets.

The Advisor, in its sole discretion, may voluntarily waive a portion of its management fee from time to time. In addition, the Advisor has voluntarily agreed to reimburse the Fund’s operating expenses (other than management fees, brokerage, interest, taxes, and extraordinary expenses) in an amount sufficient to keep the Fund’s other operating expenses at 0.00%. The Advisor may discontinue its waiver of a portion of its management fee or all or part of the expense reimbursement at any time.

The advisory fees received, advisory fees waived, and other expenses reimbursed by the Advisor for the Fund (including when it was a Predecessor Fund) for the last three fiscal years are set forth below.

Fiscal year ended December 31, 2002

Advisory Fees	Advisory Fees Waived	Other Expenses Reimbursed by the Advisor
$1,779,937	$711,975	$964,354

Fiscal year ended December 31, 2003

Advisory Fees	Advisory Fees Waived	Other Expenses Reimbursed by the Advisor
$2,377,886	$951,154	$1,549,581

Fiscal year ended December 31, 2004

Advisory Fees	Advisory Fees Waived	Other Expenses Reimbursed by the Advisor
$2,172,951	$850,526	$1,739,245

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Administrator. In addition to serving as the Advisor to the Fund, MCM serves as the administrator (“Administrator”) for the Munder Funds. The Fund has entered into a Combined Administration Agreement with MCM that was amended and restated on October 30, 2003. Pursuant to the Combined Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Fund; (ii) monitoring and coordinating the activities of the other service providers of the Fund; (iii) providing fund accounting functions, including overseeing the computation of the Fund’s net asset value; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Combined Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

The Combined Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Fund. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company (“State Street”), the former administrator to the Munder Funds, to provide certain administrative services to the Fund.

As compensation for its administrative services, commencing June 1, 2004, the Administrator receives from each Munder Fund an annual fee that is billed and payable monthly equal to the greater of (1) $50,000 plus $6,000 per each active class of such Munder Fund greater than one or (2) a percentage of the average daily net assets of such Munder Fund that varies with the amount of such Munder Fund’s average daily net assets as follows: (a) 0.1530% of average daily net assets up to $100,000,000, (b) 0.128% of average daily net assets from $100,000,001 to $250,000,000, (c) 0.104% of average daily net assets from $250,000,001 to $500,000,000, (d) 0.079% of average daily net assets from $500,000,001 to $1,000,000,000, and (e) 0.055% of average daily net assets in excess of $1,000,000,000. In addition, beginning August 10, 2004, the Administrator is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

As compensation for its administrative services for the period June 1, 2003 through May 31, 2004, the Administrator was entitled to receive an annual fee based on a percentage of the aggregate average monthly net assets of the Fund, the Munder Institutional Government Money Market Fund, the Munder S&P® MidCap Index Equity Fund, and the Munder S&P® SmallCap Index Equity Fund (“Aggregate Net Assets”) as follows: 0.0577% of the first $3 billion of Aggregate Net Assets, 0.0557% of the next $3 billion of Aggregate Net Assets and 0.0532% of all Aggregate Net Assets over $6 billion. For the period June 1, 2003 through February 10, 2004, the Administrator agreed to limit the total compensation it received for its services as Administrator for all of the Munder Funds to a prorated portion of an annualized amount of $3.4 million, after payment by the Administrator of all standard basis point and complex minimum fees to sub-administrators for the Munder Funds.

As compensation for its administrative services for the period June 1, 2002 through May 31, 2003, MCM received an annual fee based on a percentage of the aggregate average monthly net assets of the Fund, the Munder Institutional Government Money Market Fund, the Munder S&P® MidCap Index Equity Fund, the Munder S&P® SmallCap Index Equity Fund and the Munder Institutional S&P 500 Index Equity Fund (prior to its liquidation) (“Aggregate Net Assets”) as follows: 0.051% of the first $3 billion of Aggregate Net Assets, 0.049% of the next $3 billion of Aggregate Net Assets and 0.0465% of all Aggregate Net Assets over $6 billion. For the period June 1, 2002 through May 31, 2003, the Administrator agreed to limit the total compensation it received for its services as Administrator for all of the Munder Funds to $3.9 million, after payment by the Administrator of all standard basis point and complex minimum fees to sub-administrators for the Munder Funds.

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Prior to June 1, 2002, State Street served as the administrator to the Munder Funds. For the period January 1, 2002 through May 31, 2002, State Street received administrative fees from the Fund (including when it was a Predecessor Fund) in the amount of $61,034.

MCM received administrative fees from the Fund (including when it was a Predecessor Fund) in the amounts set forth in the table below. Such amounts were limited to the extent necessary to limit the aggregate amount MCM received from the Fund, the remaining series of MST (including when they were Predecessor Funds, if applicable), MST II and @Vantage during the relevant period to the total amount stated above.

Period June 1, 2002 through December 31, 2002	Calendar year ended December 31, 2003	Calendar year ended December 31, 2004
$317,923	$652,253	$876,025

Distributor. The Fund’s Distributor is Funds Distributor, Inc. (“FDI” or “Distributor”) and its principal office is located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. The Trust has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. Under the Distribution Agreement, the Fund pays no fees to FDI for its services as distributor. Nevertheless, in its role as distributor, FDI is the dealer of record on shares of the Fund purchased without using a broker or other intermediary, and, as such, FDI may receive any applicable service fees associated with such shares. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular amount of shares.

Services Arrangements - Class K Shares. Under the non-Rule 12b-1 Distribution and Service Plan (“Plan”) applicable to the Class K shares of the Fund, the Fund may pay up to 0.25% of the value of the average daily net assets of the Class K shares beneficially owned by the customers of banks and other financial institutions to financial institutions that have entered into agreements with the Fund to provide shareholder services to their customers. The Plan with respect to the Class K shares is a non-Rule 12b-1 shareholder servicing plan.

Services provided by financial institutions under their Class K shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Fund’s arrangements with institutions; and (x) providing such other similar services as the Fund may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

Under the terms of the Plan, the Plan continues from year to year with respect to each class of shares, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of that Plan (“Non-Interested Plan Trustees”). All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time,

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without penalty, by vote of a majority of the Non-Interested Plan Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board of Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

In the case of Class K shares, the Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Fund and their shareholders by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

During the fiscal years ended December 31, 2004, 2003 and 2002, the Fund made no payments to the Distributor under the Plan.

Additional Compensation Paid to Intermediaries. In addition to paying fees under the Fund’s Plan, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Fund to intermediaries may take one of two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account.

The Fund’s Advisor or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the Advisor. Such payments and compensation are in addition to the service fees paid by the Fund.

Additional cash payments may be made by the Advisor or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Currently, the Advisor has revenue sharing arrangements with approximately 12 intermediaries, the most significant of which are Merrill Lynch, Charles Schwab and Citigroup Global Markets. The Advisor also has revenue sharing arrangements with certain of its affiliates, including Comerica Bank. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended December 31, 2004, the Advisor and/or Distributor accrued and/or paid approximately $600,000 to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of MST, MST II and @Vantage. The Advisor also paid approximately $5 million pursuant to revenue sharing arrangements with its affiliates applicable to all series of MST, MST II and @Vantage.

From time to time, the Fund’s service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

Custodian. State Street Bank and Trust Company (“State Street” or “Custodian”), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street keeps the books of account for the Fund.

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Transfer and Dividend Disbursing Agent. PFPC Inc. (“Transfer Agent”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement with the Trust, MST II and @Vantage under which the Transfer Agent (i) issues and redeems shares of the Fund; (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Fund; (v) makes periodic reports to the Board concerning the operations of the Fund; and (vi) conducts certain anti-money laundering activities on behalf of the Fund.

Comerica. As stated in the Fund’s Prospectus, Class K shares of the Fund are sold to customers of banks and other institutions. Such financial institutions may include Comerica Bank, its affiliates and subsidiaries and other institutions that have entered into agreements with the Trust for providing shareholder services for their customers.

Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board considered the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and whether or not the Custodian or the Transfer Agent is affiliated with the Fund or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

Except as noted in this SAI, the Fund’s service contractors bear all expenses in connection with the performance of their services and the Fund bears the expenses incurred in its operations. Expenses borne by the Fund include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders’ meetings and proxy solicitations; fidelity bond and directors’ and officers’ liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust, MST II or @Vantage that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of the Trust, MST II and @Vantage by or under the direction of the Board in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Fund in addition to the other series of the Trust, MST II and @Vantage, as applicable. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees and/or reimburse certain Fund expenses from time to time.

CODES OF ETHICS

The Trust, MST II, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed, among other things, to prevent affiliated persons of the Trust, MST II, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in

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connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor causes investment decisions for the Fund to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of the Fund.

Consistent with the Advisory Agreement for the Fund, the Advisor selects broker-dealers to execute transactions on behalf of the Fund using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer’s risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”)) provided to the Fund and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor may cause the Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Fund should understand that the services provided by such brokers may be useful to the Advisor in connection with the Advisor’s services to other clients.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with

35

the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor believes such practice to be in such Fund’s best interests.

Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

The Fund will not purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities, except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.

Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by it as of the close of its most recent fiscal year and state the value of such holdings. As of December 31, 2004, the Fund held securities of Lehman Brothers Holdings, Inc. valued at $39,504,177, Merrill Lynch & Company valued at $50,000,000 and Salomon Smith Barney Holdings valued at $60,000,000.

Since the Fund will invest only in short-term debt instruments, its annual portfolio turnover rate will be relatively high. However, brokerage commissions are normally not paid on money market instruments, therefore portfolio turnover is not expected to have a material effect on the net investment income of the Fund. The portfolio turnover rate of the Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were 397 days or less) by the monthly average value of the securities held by the Fund during the year. The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. As described in the Prospectus (including the Shareholder Guide), shares of the Fund may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker, financial advisor or other intermediary.

In-Kind Purchases. Payment for shares of the Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Fund at (800) 438-5789 for more information.

Retirement Plans. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts (“IRAs”), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs and Education Savings Accounts (“ESAs”). An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is charged to all IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account.

Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper form.

Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

The Fund has authorized one or more financial service institutions to receive redemption orders on its behalf. Certain of these financial services institutions are authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Fund. To the extent permitted by law, the Fund will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the Fund’s NAV next computed after they are received by an authorized financial services institution or its authorized designee.

Involuntary Redemptions. The Fund may involuntarily redeem any account if its value falls below the applicable minimum initial investment for the account, or $2,500, whichever is lower. A notice

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of redemption, sent by first-class mail to the investor’s address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to the required level. The Fund may also redeem an account involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

Other Purchase and Redemption Information. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recording of the transfer of its shares.

In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Fund’s shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or other financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. An investor’s broker or other financial intermediary will provide the investor with specific information about any processing or service fees they will be charged.

NET ASSET VALUE

In seeking to maintain a stable net asset value of $1.00 per share with respect to the Fund, portfolio securities are valued according to the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Fund would receive if the security were sold prior to maturity. The Board has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for the Fund for purposes of sales and redemptions. These procedures include a review by the Board, at such intervals as they deem appropriate, of the extent of any deviation of net asset value

38

per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed ½ of 1% for the Fund, the Board will promptly consider whether any action should be initiated and, if so, what action. If the Board believes that the extent of any deviation from the Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

Pursuant to Rule 2a-7 under the 1940 Act, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Fund may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are “First Tier Securities” at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and such security has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board. There can be no assurance that a constant net asset value will be maintained by the Fund.

Securities traded on a national securities exchange or on NASDAQ are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

Where no last sales price is available for an ADR or GDR on the exchange or market where it is principally traded, the ADR or GDR will be valued at the closing sales price of its underlying security on the security’s principal foreign exchange, multiplied by the relevant exchange rate and the ADRs or GDRs conversion rate of the ADR or GDR to one share of its underlying security.

Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security’s principal exchange or market. However, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund’s net asset value that is likely to affect materially the value of the foreign security, the security will be valued at fair value.

In determining the approximate market value of portfolio investments, the Fund may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. All cash, receivables and current payables are carried on the Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

Restricted and illiquid securities, including venture capital investments, and securities and assets for which market quotations are not readily available are valued at fair value using pricing procedures for

39

the Fund, which have been approved by the Board. The procedures require that the Pricing Committee, which is comprised of the Advisor’s officers and employees as designated from time to time by management of the Advisor, meet when a security’s market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund’s portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two members of the Pricing Committee are required to approve a valuation determination or procedural change.

Minutes of all Pricing Committee meetings are reviewed by the Advisor and provided to the Board at its next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board’s input on any particular issue.

All cash, receivables and current payables are carried on the Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

YIELD

The Fund’s current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and any additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund’s investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

From time to time, in advertisements or in reports to shareholders, the Fund’s yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. In addition, the tax-equivalent yield (and hypothetical

40

examples illustrating the effect of tax-equivalent yields) of the Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (“Distribution Requirement”) and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (“Income Requirement”).

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business.

Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital

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asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations. Due to the investment strategies of the Fund, it will not typically derive net long-term capital gains.

In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation. The Fund does not expect to derive a material amount of such “qualifying dividends” and, thus, it is unlikely that the Fund will distribute a material amount of dividends that qualify for the dividends-received deduction.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Fund, investing primarily in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Fund invests do not pay significant dividends on their stock, the Fund will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or

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no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption, sale or exchange of shares of the Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Assuming the Fund continuously maintains a net asset value of $1.00 per share, a shareholder of the Fund will not recognize gain or loss upon a sale or exchange of such shares.

Although the Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Constructive Sales. IRS rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

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ADDITIONAL INFORMATION CONCERNING SHARES

The Trust is a Delaware statutory trust. Under the Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Trust’s Declaration of Trust authorizes the Board to classify or reclassify any authorized but unissued shares of the Trust into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Pursuant to such authority, the Trust’s Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust representing interests in the Munder Institutional Money Market Fund. The Fund offers shares in two separate classes: Class K and Class Y shares.

The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (“Multi-Class Plan”) on behalf of the Funds of the Trust. The Multi-Class Plan provides that each class of shares of the Fund is identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

In the event of a liquidation or dissolution of the Trust or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Trust’s other series, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of the Fund are entitled to participate in the net distributable assets of the Fund, based on the number of shares of the Fund that are held by each shareholder.

Holders of all outstanding shares of the Fund will vote together in the aggregate and not by class on all matters, except that only Class K shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Distribution and Service Plan as it relates to the Fund’s Class K shares. Further, shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund affected by the matter. The Fund is affected by a matter unless (i) it is clear that the interests of the Fund in the matter are substantially identical to the other Funds of the Trust or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to the Fund.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares of the Fund have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

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Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders’ meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Trust’s Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their net asset value; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust’s Board of Trustees may authorize the termination of any series class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Trust’s Declaration of Trust, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Fund and the Trust’s other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Fund, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

OTHER INFORMATION

Legal Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Trust. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington, DC 20006, serves as counsel to the Non-Interested Trustees.

Independent Registered Public Accounting Firm. Ernst & Young LLP, 200 Clarendon Street, Boston MA 02116, serves as the Trust’s independent registered public accounting firm.

Control Persons and Principal Holders of Securities. As of April 1, 2005, the following person(s) owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund.

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Class	Name and Address	Percentage of Class Outstanding (%)
Class K	Calhoun & Co C/O Comerica Bank Detroit Attn Vicky Froehlich PO Box 75000 Detroit MI 48275-3446	60.49%

Class K	National Financial Services Corp For The Exclusive Benefit Of Our Customers Attn: Mutual Funds 5th Fl P O Box 3908 Church Street Station New York NY 10008-3908	39.51%

Class Y	Calhoun & Co C/O Comerica Bank Detroit Attn Vicky Froehlich P O Box 75000 Detroit MI 48275-3446	73.75%

Class Y	Comerica Bank Comerica Securities/Direct 201 W Fort St Mc 3089 Detroit MI 48226	23.65%

As of April 1, 2005, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the Fund. As a result Comerica Bank may be deemed to have control of the Fund and may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Other shareholders of record with more than 25% of the outstanding shares of the Fund are believed to be held only as nominee.

Shareholder Approvals. As used in this SAI and in the Prospectus, a “majority of the outstanding shares” of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

REGISTRATION STATEMENT

This SAI and the Fund’s Prospectus do not contain all the information included in the Fund’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby; certain portions have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Fund’s Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund’s registration statement, each such statement being qualified in all respects by such reference.

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ANNUAL FUND OPERATING EXPENSES

Unless otherwise noted, the Fund’s expense ratio, identified as “Annual Fund Operating Expenses” in the Prospectus expense tables, reflects the Fund’s actual operating expenses for its most recent fiscal year as a percentage of the Fund’s average net assets for the year. Because the percentage is based on the Fund’s “average” net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain of the Trust’s other series), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

FINANCIAL STATEMENTS

The financial statements of the Fund (when it was a Predecessor Fund) including the notes thereto, dated December 31, 2004 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are incorporated by reference into this SAI from the Annual Report of the Fund dated as of December 31, 2004. The information under the caption “Financial Highlights”, appearing in the related Prospectus dated April 30, 2005, has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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APPENDIX A

– Rated Investments –

Corporate Bonds

From Moody’s Investors Services, Inc. (“Moody’s”) description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured.) Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

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From Standard & Poor’s Corporation (“S&P”) description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc. (“Fitch”) description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

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“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

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MUNDER SERIES TRUST

Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2005

Each of the Munder S&P® MidCap Index Equity Fund (“S&P® MidCap Index Equity Fund”) and Munder S&P® SmallCap Index Equity Fund (“S&P® SmallCap Index Equity Fund” and together with the S&P® MidCap Index Equity Fund, the “Funds”) is a diversified series of Munder Series Trust (“Trust” or “MST”), an open-end management investment company. The investment advisor for the Funds is Munder Capital Management (“Advisor” or “MCM”), through World Asset Management, a division of MCM.

This Statement of Additional Information (“SAI”), which has been filed with the Securities and Exchange Commission (“SEC”), provides supplementary information pertaining to all classes of shares representing interests in the Funds. This SAI is not a prospectus, and should be read only in conjunction with the prospectus for the Funds, dated April 30, 2005 (“Prospectus”). The financial statements for the Funds including the notes thereto, dated December 31, 2004, are incorporated by reference into this SAI from the annual report of the Funds. A copy of the Prospectus and annual and semi-annual reports may be obtained free of charge through Funds Distributor, Inc. (“Distributor”), or by calling the Funds at (800) 438-5789.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

FUND HISTORY AND GENERAL INFORMATION

The following Funds are described in this SAI:

Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

The Trust is an open-end management investment company. The Trust was organized as a Delaware statutory trust on January 31, 2003. Each of the Funds is a diversified mutual fund. Prior to April 30, 2003, the Funds were series of another open-end management investment company, St. Clair Funds, Inc., a Maryland corporation organized on May 23, 1984 under the name “St. Clair Money Market Fund, Inc.,” which was changed to “St. Clair Fixed Income Fund, Inc.” on December 30, 1986 and to “St. Clair Funds, Inc.” on September 18, 1996 (“St. Clair”). On April 30, 2003, each Fund and two other series of St. Clair were reorganized as separate series of the Trust. The remaining series of St. Clair was reorganized as a separate series of the Trust on May 16, 2003. The separate series of three other open-end management investment companies, The Munder Funds, Inc. (“MFI”), The Munder Funds Trust (“MFT”) and The Munder Framlington Funds Trust (“MFFT”) (except for one of its series), reorganized as series of the Trust on June 13, 2003 and October 30, 2003. For simplicity, St. Clair, MFI, MFT, MFFT and their respective series that reorganized as series of the Trust are referred to in this SAI together as the “Predecessor Funds.” Effective February 8, 2005, MFFT was renamed Munder Series Trust II (“MST II”). MST, MST II and The Munder @Vantage Fund (“@Vantage”) are referred to in this SAI collectively as the “Munder Funds.”

Prior to April 30, 2003, the Munder S&P® MidCap Index Equity Fund was named the Munder Institutional S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund was named the Munder Institutional S&P® SmallCap Index Equity Fund.

As stated in the Prospectus, the investment advisor of each Fund is Munder Capital Management (“Advisor” or “MCM”), a Delaware general partnership. World Asset Management, a division of the Advisor that was formerly a wholly-owned subsidiary of the Advisor, is responsible for managing the Funds. The partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. (“WAM”) and WAM Holdings II, Inc. (“WAM II”). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 95% (89% on a fully diluted basis) of the partnership interests in the Advisor.

Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in the Prospectus.

FUND INVESTMENTS

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of each of the Funds. Each Fund’s investment objective or goal and its investment policies, unless specifically designated as fundamental, are non-fundamental policies and may be changed by the Board of Trustees (“Board of Trustees” or “Board”) without the authorization of the Fund’s shareholders. Certain investment strategies for the Funds may not be changed without 60 days’ prior notice to shareholders. There can be no assurance that either Fund will achieve its objective or goal.

A description of the applicable credit ratings is set forth in Appendix A to this SAI.

Bank Obligations. Each of the Funds may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers’ acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Funds will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by a Fund in (i) obligations of domestic banks and (ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund’s total assets at the time of investment.

Non-domestic bank obligations include Eurodollar Certificates of Deposit (“ECDs”), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit (“Yankee CDs”), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers’ Acceptances (“Yankee BAs”), which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although a Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

Borrowing. Each Fund is authorized to borrow money in amounts up to 5% of the value of its assets at the time of such borrowings for temporary purposes, and may borrow up to 33  1/3% of its assets to meet redemption requests. Borrowing may be unsecured. The Investment Company Act of 1940, as amended (“1940 Act”), requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

Commercial Paper. Each Fund may invest in commercial paper (i.e., short term promissory notes issued by corporations) of issuers rated, at the time of purchase, in one of the two highest rating categories by at least one nationally-recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service, a division of McGraw-Hill Companies, Inc. (“S&P®”) or Fitch Ratings, Inc. (“Fitch”). In addition, each of the Funds may acquire commercial paper and corporate bonds of issuers that are not rated but are determined by the Advisor at the time of purchase to be of comparable quality to instruments of issuers that may be acquired by such Fund as previously described.

Depositary Receipts and New York Registered Shares. To the extent a Fund may invest in foreign securities (see below), it may purchase American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), New York Registered Shares (“NYRs”) and Holding Company Depositary Receipts (“HOLDRs”). ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer. EDRs and GDRs are issued by European financial institutions. NYRs, also known as Guilder Shares since most of the issuing companies are Dutch, are dollar-denominated certificates issued by foreign companies specifically for the U.S. market. Investments in these types of securities involve similar risks to investments in foreign securities. HOLDRs, which trade on the American Stock Exchange, are fixed baskets of stocks that give an investor an ownership interest in each of the underlying stocks.

Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts in which each of the Funds may invest are typically denominated in U.S. dollars, but may be denominated in other currencies. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts evidencing ownership of a foreign corporation also involve the risks of other investments in foreign securities. For purposes of each of the Fund’s investment policies, a Fund’s investments in depositary receipts will be deemed to be investments in the underlying securities.

Unlike depositary receipts of foreign companies, NYRs are not receipts backed by the home market security, but represent dollar-denominated direct claims on the issuing company’s capital. Investment in NYRs, therefore, involves similar risks to investing directly in other types of foreign securities. In fact, like depositary receipts, however, investors may pay a fee to convert to the home-market shares.

Exchange Traded Funds (“ETFs”). ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also the description of Investment Company Securities).

Foreign Securities. Each Fund may invest up to 25% of its assets in foreign securities. Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange (“NYSE”) and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened in emerging market countries and Eastern European countries.

Investments in companies in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, in some cases, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in such countries.

Investments in emerging market countries may involve risks of nationalization, expropriation and confiscatory taxation. The governments of a number of emerging market countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in most emerging market countries. Finally, even though certain emerging market currencies may be convertible into United States dollars, the conversion rates may be artificial rather than reflecting their actual market values and may be adverse to a Fund.

The Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund’s investments.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, each of the Funds is authorized, but is not required, to enter into forward foreign currency exchange contracts (“forward currency contracts”) and spot currency contracts (“spot contracts”). Spot contracts involve the purchase of foreign currency at the current rate, typically in an effort to facilitate transactions in foreign securities. Forward currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Neither forward currency contracts nor spot contracts eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time or purchase currency at a particular point in time.

When the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may, but is not obligated to, enter into a forward currency contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, a Fund may enter into a forward currency contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. In addition, while forward currency contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains that might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

At the maturity of a forward currency contract to sell a currency, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, the Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If the Fund retains the portfolio security and engages in offsetting transactions, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund’s entering into a forward currency contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Cash or liquid securities equal to the amount of a Fund’s assets that could be required to consummate forward currency contracts will be designated on the records of the Fund’s custodian except to the extent the contracts are otherwise “covered.” For the purpose of determining the adequacy of the securities so designated, the designated securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward currency contract to sell a foreign currency is “covered” if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward currency contract (or call option) permitting a Fund to buy the same currency at a price no higher than a Fund’s price to sell the currency. A forward contract to buy a foreign currency is “covered” if a Fund holds a forward contract (or put option) permitting a Fund to sell the same currency at a price as high as or higher than the Fund’s price to buy the currency.

Futures Contracts and Related Options. Each of the Funds may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

Illiquid Securities. Each of the Funds may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (“1933 Act”). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

Investment Company Securities. Each of the Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Except as described in the following paragraph, each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. These limitations do not apply to investments in investment companies through a master-feeder type arrangement.

Each of the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds (“ETFs”) are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of ETFs include: SPDRs®, Select Sector SPDRs®, DIAMONDSSM, NASDAQ 100 Shares, and iShares. Pursuant to an order issued by the SEC to the iShares Trust, et al. (“SEC Order”), and procedures approved by the Board, each Fund may, although neither Fund presently intends to, invest in iShares ETFs in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its Prospectus and otherwise complies with the conditions of the SEC Order, as it may be amended, and any other applicable investment limitations.

Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 33  1/3% of its total assets) to securities firms and financial institutions. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities. Depending on the type of securities loaned, the Fund will receive initial collateral valued at 102%, 102.5% or 105% of the market value of the loaned securities. The value of the collateral will be monitored on a daily basis, and the borrower of the securities will be required to maintain the market value of the collateral at not less than the required initial collateral amount. These loans are terminable at any time, and each of the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions that the Advisor has determined are creditworthy under guidelines established by the Board.

Options. Each of the Funds may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options’ trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For additional information concerning options and the risks associated with options and options on foreign currencies, see Appendix B of this SAI.

Repurchase Agreements. Each of the Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller’s agreement to repurchase the securities at an agreed-upon time and price (“repurchase agreements”). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

Securities subject to repurchase agreements will be held, as applicable, by the Funds’ Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

Restricted Securities. Each of the Funds may invest in commercial obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act (“Section 4(2) paper”). Each of the Funds may also purchase securities that are not registered under the 1933 Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, (“Rule 144A securities”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Board. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund’s Custodian in an amount at least equal to the repurchase amount, plus accrued interest, subject to the agreement.

Rights and Warrants. Each Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

Stock Index Futures, Options on Stock Indices and Options on Stock Index Futures Contracts. Each of the Funds may enter into stock index futures contracts, and purchase and sell options on stock indices and options on stock index futures contracts.

A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

Options on stock indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

If the Advisor expects general stock market prices to rise, it might enter into a long stock index futures contract, or purchase a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund’s futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock market prices to decline, it might take a short position in a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such futures contract or put option.

Each of the Funds may purchase and write call and put options on stock index futures contracts. Each Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, a Fund may purchase put options or write call options on stock index futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or purchase call options or write put options on stock index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Fund intends to purchase.

For a detailed description of futures contracts, options on futures contracts and options, see “Risk Factors and Special Considerations” below and Appendix B to this SAI.

U.S. Government Obligations. Each of the Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the right of the issuer to borrow from the U.S. Treasury; and

still others, such as those of Federal Home Loan Mortgage Corporation (“FHLMC”) and the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include without limitation U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years.

Certain banks and brokerage firms have separated (“stripped”) the principal portions (“corpus”) from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account).

When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

When a Fund agrees to purchase securities on a when-issued or forward commitment basis, a Fund will designate on the records of the Fund’s custodian cash or liquid portfolio securities equal to the amount of the commitment. Normally, a Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments. It may be expected that the market value of the Fund’s net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because a Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund’s total assets absent unusual circumstances.

A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, a Fund may realize a taxable capital gain or loss.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P®, Moody’s, Fitch and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by a Fund, but are subject to a determination by the Advisor, in accordance with procedures established by the Board, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

Subsequent to its purchase by a Fund, an unrated security may be rated, a rated security may cease to be rated, or a rated security’s rating may be reduced. The Board or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Neither of the Funds is managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for each Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of each Fund’s respective corresponding index, taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

Each Fund generally expects to hold all of the stocks included in the relevant corresponding index on the basis of each stock’s weighted capitalization in such index. The Advisor does not intend to screen securities for investment by a Fund by traditional methods of financial and market analysis; however the Advisor may remove stocks of companies which exhibit extreme financial distress or which may impair for any reason a Fund’s ability to achieve its investment objective. If an issuer drops in ranking, or is eliminated entirely from a Fund’s corresponding index, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Fund. Such sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the corresponding index, the securities might not be sold. These sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer’s future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the corresponding index.

Redemptions of a substantial number of shares of a Fund could reduce the number of issuers represented in the Fund’s investment portfolio, increase trading costs and/or increase hedging activities (such as the purchase or sale of options on indices or futures contracts), which could, in turn, adversely affect the accuracy with which a Fund tracks the performance of the corresponding index.

While each of the Funds will invest primarily in the common stocks that constitute their corresponding indexes in accordance with the relative capitalization as described above, it is possible that a Fund will from time to time receive, as part of a “spin-off” or other corporate reorganization of an issuer included in a corresponding index, securities that are themselves outside the corresponding index. Such securities will be disposed of by a Fund in due course consistent with a Fund’s investment objective.

In addition, each of the Funds may invest in Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of an S&P® index. SPDR interest holders are paid a “Dividend Equivalent Amount” that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the index it represents. SPDRs are traded on the American Stock Exchange.

Each of the Funds may also purchase put and call options on the S&P® stock indices that are traded on national securities exchanges. In addition, each of the Funds may enter into transactions involving futures contracts (and futures options) on these stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the applicable S&P® index. These transactions are effected in an effort to have fuller exposure to price movements in the applicable S&P® index pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in an index at times when a Fund is not fully invested in stocks that are included in that index. For example, by purchasing a futures contract, the S&P® MidCap Index Equity Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P MidCap 400® Index, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the S&P® MidCap Index Equity Fund may be able, as an effective matter, to be fully invested in the S&P MidCap 400® Index while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

Neither of the Funds is sponsored, endorsed, sold or promoted by S&P®. S&P® makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P MidCap 400® or the S&P SmallCap 600® to track general stock market performance. S&P®’s only relationship to the Funds is the licensing of certain trademarks and trade names of S&P® and of the indexes which are determined, composed and calculated by S&P® without regard to the Funds. S&P® has no obligation to take the needs of the Trust or the owners of the Funds into consideration in determining, composing or calculating the indexes. S&P® is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P® has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P® does not guarantee the accuracy and/or the completeness of the indexes or any data included therein and S&P® shall have no liability for any errors, omissions, or interruptions therein. S&P® makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Funds, or any other person or entity from the use of the indexes or any data included therein. S&P® makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P® have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400®”, “Standard & Poor’s MidCap 400”, “400”, “S&P SmallCap 600®”, “Standard & Poor’s SmallCap 600” and “600” are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by the Trust.

Disclosure of Portfolio Holdings. The Board has adopted policies regarding disclosure of the Munder Funds’ portfolio holdings information. These policies generally prohibit MCM and the Munder Funds from disclosing any information concerning the Munder Funds’ portfolio holdings to any third-party earlier than the day next following the day on which the information is publicly disclosed.

The Funds publicly disclose a complete uncertified list of their respective portfolio holdings as of the end of each calendar month not earlier than 30 days after the end of such month. The Funds may also publicly disclose other information relating to their respective portfolio characteristics as of the end of each calendar month not earlier than 15 days after the end of such month. This other information may include a Fund’s top ten holdings, sector information and other portfolio characteristic data. The Funds may choose to publish their portfolio holdings and other information less frequently or not at all, except to the extent required to be disclosed by applicable law. The Funds currently make their respective portfolio holdings information available to the general public on the Munder Funds website (www.munder.com).

Prior to the time that the Funds’ portfolio holdings information is publicly disclosed, MCM and/or the Funds may disclose any and all portfolio holdings information to the following categories of persons, subject to the applicable conditions:

Service providers. MCM and/or the Funds may disclose to the Funds’ service providers (such as the Funds’ adviser, custodian, fund accountants, administrator, sub-administrator, sub-advisers, independent public accountants, auditors, external legal counsel, proxy voting service providers, pricing information vendors, and providers of printing and filing services for required disclosure documents) who generally need access to such information in the performance of their contractual duties and responsibilities. These service providers currently include, but are not limited to: MCM, State Street Bank and Trust, PFPC, Ernst & Young, Institutional Shareholder Services, Dechert LLP, R.R. Donnelly & Sons Company, and Bowne & Co. Inc. These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

Comerica Bank and Affiliates. MCM may disclose portfolio holdings information to Comerica Bank (which is the majority owner of MCM) and its affiliates. MCM will disclose portfolio holdings information to Comerica Bank prior to public disclosure only if MCM believes there is no reasonable potential for abuse by such disclosure and (1) such disclosure is related to the corporate oversight of MCM by authorized Comerica employees or agents such as senior officers, auditors (both internal and external) and attorneys, or (2) such disclosure is required to comply with legal or regulatory reporting requirements.

Other. MCM or the Funds may disclose portfolio holdings information to other individuals or entities but only if the following conditions have been met: (1) a written request for disclosure prior to public dissemination must be submitted to and approved in writing by either the President or a Vice President of the Munder Funds and MCM’s Legal Department; (2) the President or a Vice President of the Munder Funds and MCM’s Legal Department must determine that the requested disclosure would serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders; (3) the portfolio holdings information must be disclosed pursuant to the terms of a written confidentiality agreement between the recipient and the Funds, unless such disclosure is otherwise required by applicable law; and (4) none of the Munder Funds, the Munder Funds’ investment advisers, or their affiliates may receive compensation or other consideration in connection with an arrangement to make available information about the Funds’ portfolio holdings. In determining whether the requested disclosure is in the best interest of Fund shareholders, the President or Vice President of the Munder Funds, as applicable, and MCM’s Legal Department will take into consideration the likelihood that, and the extent to which, the disclosure of such information may be used in a harmful or abusive manner by the recipient. In the event of a conflict between the interests of the Munder Funds and their shareholders, on the one hand, and those of MCM, the Munder Funds’ principal underwriter, or any affiliated person of the Munder Funds, MCM or the Munder Funds’ principal underwriter, on the other hand, the conflict shall be resolved in favor of the interests of the Munder Funds and their shareholders.

The types of individuals or entities to whom MCM or the Funds might disclose portfolio holdings information prior to public disclosure pursuant to the preceding paragraph could include mutual fund evaluation services and due diligence departments of broker-dealers and wirehouses. These services and departments regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. This is not meant to be an exclusive list and MCM and/or the Funds may disclose portfolio holdings to other types of third parties in compliance with the preceding paragraph.

The terms of the confidentiality agreement generally provide for, among other things, that (1) the portfolio holding information is the confidential property of the Munder Funds and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (2) the recipient agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, (a) are authorized to have access to the portfolio holdings information and (b) are subject to confidentiality obligations, including a duty not to trade on non-public information; and (3) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or person who are likely to use the information for purposes of purchasing or selling the Munder Funds prior to the day next following the public disclosure of such portfolio holdings information.

Portfolio managers, analysts and other senior officers or spokespersons of MCM or the Munder Funds are permitted to disclose or confirm the ownership of any individual portfolio holding to reporters, brokers, shareholders, consultants or other interested persons provided that such information already has been publicly disclosed. MCM may periodically distribute lists of portfolio holdings held by the Munder Funds for the purpose of facilitating efficient trading of such securities and receipt of relevant research. The information on such lists shall be as of month end and will not be distributed until the day next following the public disclosure of the portfolio holdings.

The Board or MCM may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the Munder Funds’ policies. The policies may not be waived, nor may exceptions be made without the approval of MCM’s Legal Department. All waivers and exceptions will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. All material amendments to the policies will be submitted to the Board for approval or ratification.

INVESTMENT LIMITATIONS

Each Fund is subject to the investment limitations enumerated in this section, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares (as defined under “Other Information - Shareholder Approvals”).

As a matter of fundamental policy, each Fund:

1.	May not issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Fund to: (i) enter into commitments to purchase securities in accordance with a Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2.	May not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	May not act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4.	May not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6.	May not make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Fund may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7.	Shall be a “diversified company” as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8.	May not “concentrate” its investments in a particular industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; (iii) repurchase agreements (collateralized by the instruments described in clause (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund’s holdings of illiquid securities exceed 15% because of changes in the value of a Fund’s investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets.

MANAGEMENT OF THE FUNDS

The Trust is supervised by the Board, which is responsible for representing the interests of the shareholders. The Board meets periodically throughout the year to oversee the Funds’ activities.

Trustees and Officers. Information about the Trustees and officers of the Trust, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, are as set forth in the table below. A Trustee is deemed to be a “Non-Interested Trustee” to the extent the Trustee is not an “interested person” of the Trust (as that term is defined in Section 2(a)(19) of the 1940 Act). As used herein, the terms “Munder Funds” and “Fund Complex” consist of 27 portfolios, each of which is a series of MST, MST II or @Vantage.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees

Thomas D. Eckert c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Chairman	Indefinite; Trustee since 2/93, Chairman since 11/04	Director, President and Chief Executive Officer, Capital Automotive REIT (real estate investment trust specializing in retail automotive properties) (since 10/97).	27	Fieldstone Investment Corporation (since 11/03)

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Rakolta, Jr. c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 57	Trustee and Vice Chairman	Indefinite; since 2/93	Chairman and Chief Executive Officer, Walbridge Aldinger Company (construction/real estate /manufacturing company) (since 1991).	27	None

David J. Brophy c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 68	Trustee	Indefinite; since 5/93	Professor of Finance, University of Michigan-Business School (since 8/66).	27	Nantucket Institutional Fund Cayman (since 8/04) and GMAC Wholesale Receivables Corporation (since 9/95)

Joseph E. Champagne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 66	Trustee	Indefinite; since 11/89	Vice President, Macomb College (since 7/01); Dean, Macomb College (since 9/97).	27	None

John Engler c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 56	Trustee	Indefinite; since 2/03	President and Chief Executive Officer, National Association of Manufacturers (public advocacy for manufacturing) (since 10/04); President of State and Local Government/Vice President of Government Solutions for North America, Electronic Data Systems Corp. (computer services) (1/03 to 8/04); Governor of the State of Michigan (1/91 to 1/03).	27	Universal Forest Products, Inc. (manufacturer and distributor of lumber products) (since 1/03); Northwest Airlines (since 4/03).

Arthur T. Porter c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 48	Trustee	Indefinite; since 2/01	Executive Director, McGill University Health Centre (since 4/04); Chairman and Chief Executive Officer, University Radiation Oncology Physicians PC, Griffon Companies (10/03 to 4/04); President and Chief Executive Officer of the Detroit Medical Center (3/99 to 9/03); Professor with Tenure and Chairman of Radiation Oncology of Wayne State University School of Medicine (3/91 to 3/99).	27	Adherex Technologies, Inc. (biopharmaceutical company (since 3/04).

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Trustee	Indefinite; since 3/05	Director, Executive Vice President, Chief Financial Officer and Administrative Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 1997)	26	Taubman Centers, Inc. (since 1/97)

Interested Trustee

Michael T. Monahan(3) 3707 West Maple Rd. Suite 102 Bloomfield Hills, MI 48301 Age 66	Trustee	Indefinite; since 8/00	President of Monahan Enterprises, LLC (consulting company) (since 6/99); Chairman of Munder Capital Management (investment advisor) (10/99 to 12/00); Chairman and Chief Executive Officer of Munder Capital Management (10/99 to 12/99); President of Comerica Incorporated (bank holding company) (6/92 to 6/99).	27	CMS Energy Corporation (energy company) (since 12/02).

(1)	The Trustee may serve until his/her death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.
(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.
(3)	Mr. Monahan is an “interested person” as defined in the 1940 Act. Mr. Monahan owns stock in Comerica, Incorporated, the indirect parent company of Munder Capital Management, the Fund’s advisor. Mr. Monahan also receives retirement and health benefits from Comerica.

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Officers

Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President & Principal Executive Officer	through 2/06; since 8/04	President and Chief Investment Officer of Munder Capital Management (investment advisor) (since 8/04); Chief Investment Officer of Comerica Bank (since 8/04); Chief Operating Officer of Munder Capital Management (8/04 to 2/05); President and Chief Investment Officer of Munder Capital Management (1/02 – 8/04); Chief Investment Officer-Equity of Munder Capital Management (5/00-1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97-5/00).

Stephen J. Shenkenberg 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer	through 2/06; since 8/00	Managing Director, Chief Compliance Officer and Secretary of Munder Capital Management (investment advisor) (since 2/05); General Counsel of Munder Capital Management (since 7/00); Deputy General Counsel of Strong Capital Management, Inc. (investment advisor) (12/92 to 7/00).

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Peter K. Hoglund 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 39	Vice President and Principal Financial Officer	through 2/06; since 2/01	Managing Director of Munder Capital Management (investment advisor) (since 2/05); Chief Administrative Officer of Munder Capital Management (since 5/00); Associate of Heartland Industrial Partners (a private equity group) (10/99 to 5/00); Sr. Portfolio Manager of Munder Capital Management (1/98 to 10/99).

Cherie Ugorowski 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 36	Treasurer and Principal Accounting Officer	through 2/06; since 8/01	Controller of Munder Capital Management (investment advisor) (since 6/01); Corporate Accounting Manager, DaimlerChrysler Corporation (automotive manufacturer) (9/99 to 6/01); Manager, Audit and Business Advisory Practice, Arthur Andersen LLP (5/95 to 9/99).

David Rumph 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 33	Assistant Treasurer	through 2/06; since 8/01	Analyst of Munder Capital Management (investment advisor) (since 4/01); Analyst, Controller’s Group, Delphi Automotive Corp. (automotive supplier) (6/99 to 4/01); Manager, Mutual Fund Operations, Banc One (4/97 to 6/99).

Bradford E. Smith 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 33	Assistant Treasurer	through 2/06; since 5/00	Director of Mutual Fund Operations of Munder Capital Management (investment advisor) (since 3/01); Manager of Mutual Fund Operations of Munder Capital Management (since 3/00); Administrator of Mutual Fund Operations of Munder Capital Management (8/99 to 2/00).

Kevin R. Kuhl 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 28	Assistant Treasurer	through 2/06 since 8/04	Analyst of Munder Capital Management (investment advisor) (since 5/02); Senior Auditor, Arthur Andersen LLP (accounting firm) (7/99-5/02).

Melanie Mayo West 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 37	Assistant Secretary	through 2/06; since 8/01	Associate General Counsel of Munder Capital Management (investment advisor) (since 11/00); Associate, Dykema Gossett PLLC (law firm) (8/98 to 11/00).

Mary Ann Shumaker 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 50	Assistant Secretary	through 2/06; since 8/99	Assistant Secretary of Munder Capital Management (investment advisor) (since 2/05); Associate General Counsel of Munder Capital Management (since 3/98).

Amy D. Eisenbeis 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 40	Assistant Secretary	through 2/06; since 2/05	Associate General Counsel of Munder Capital Management (investment advisor) (since 10/04); Vice President – Securities Attorney, Old Kent Financial Corporation (10/99 – 10/01).

(1)	The officers are elected annually by the Board.
(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

Standing Committees of the Board. The Trust’s Board of Trustees has a standing Audit Committee presently consisting of Dr. Brophy (Chairman of the Committee), Dr. Porter and Mr. Rakolta. All are members of the Board and are currently not “interested” persons (as defined in the 1940 Act) of the Funds. The Board has adopted a written charter for the Audit Committee. The principal function of the Funds’ Audit Committee is to oversee the accounting, auditing and financial reporting processes of the Funds. The Audit Committee is responsible for, among other things, (1) recommending, engaging and terminating the Funds’ independent registered public accounting firm (subject to ratification by the Board or shareholders, if required), (2) pre-approving all audit and non-audit services to be provided by the independent registered public accounting firm to the Funds and certain Fund affiliates, (3) reviewing with the independent registered public accounting firm the proposed scope of, and fees for, their audit, the independent registered public accounting firm’s independence, and the staffing of the audit team of the Funds, (4) receiving and considering a report from the independent registered public accounting firm concerning their conduct of the audit, including any comments or recommendations they might want to make in that connection, (5) considering all critical accounting policies and practices to be used by the Funds and any proposed alternative treatments thereof, and (6) investigating any improprieties or suspected improprieties in the operations of the Funds. The Audit Committee met four times during the last fiscal year of the Funds.

The Trust’s Board of Trustees has a Board Process and Compliance Oversight Committee. The Board Process and Compliance Oversight Committee presently consist of Dr. Champagne (Chairman of the Committee), The Hon. Mr. Engler, Mr. Monahan and Dr. Porter. The function of the Board Process and Compliance Oversight Committee is to review and assess the adequacy of the Board’s ongoing adherence to industry corporate governance best practices and make recommendations as to any appropriate changes; review and make recommendations to the Board regarding Trustee compensation and expense reimbursement policies; undertake periodically to coordinate and facilitate evaluations of the Board and recommend improvements, as appropriate; and meet with Funds’ management to review the ongoing adherence by the Funds to their applicable compliance guidelines and review reports and other information concerning the status of the Funds’ compliance with applicable regulatory requirements and valuation procedures. The Board Process and Compliance Oversight Committee met four times during the last fiscal year of the Funds.

The Trust’s Board of Trustees has a Nominating Committee. The Nominating Committee presently consists of Mr. Rakolta (Chairman of the Committee), Dr. Brophy, Dr. Champagne, Mr. Eckert and The Hon. Mr. Engler. In the event of any vacancies on or additions to the Board, the Nominating Committee is responsible for (i) identifying and evaluating potential candidates to fill any such vacancy on the Board; (ii) selecting from among the potential candidates a nominee to be presented to the full Board for its consideration; and (iii) recommending to the Board a nominee to fill any vacancy on the Board. The Nominating Committee may seek suggestions for potential nominees to fill positions on the Board as Non-Interested Trustees from any party it deems appropriate. For potential nominees to fill positions on the Board as Interested Trustees, the Nominating Committee will consider the views and recommendations of the Advisor.

Shareholders may submit for the Nominating Committee’s consideration, recommendations regarding potential nominees to fill position of Non-Interested Trustee on the Board. Each eligible shareholder or shareholder group may submit no more than one nominee each calendar year. In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the nominee:

1. The nominee must satisfy certain qualifications described below and in the applicable Fund’s organizational documents, including qualification as a possible Non-Interested Trustee.

2. The nominee may not be the nominating shareholder, a member of the nominating shareholder group or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group.

3. Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group.

4. Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group.

5. The nominee may not be an executive officer, director (or person fulfilling similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group.

6. The nominee may not control the nominating shareholder or any member of the nominating shareholder group (or, in the case of a holder or member that is a fund, an “interested person” of such holder or member as defined by Section 2(a)(19) of the 1940 Act).

7. A shareholder or shareholder group may not submit for consideration a nominee who has previously been considered by the Nominating Committee.

In order for the Nominating Committee to consider shareholder submissions, the following requirements must be satisfied regarding the shareholder or shareholder group submitting the proposed nominee:

1. Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of the applicable Fund’s securities that are eligible to vote both at the time of submission of the nominee and at the time of the Board member election. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short.”

2. The nominating shareholder or shareholder group must also submit a certification that provides the number of shares which the person or group has (a) sole power to vote or direct the vote; (b) shared power to vote or direct the vote; (c) sole power to dispose or direct the disposition of such shares and (d) shared power to dispose or direct the disposition of such shares. In addition the certification shall provide that the shares have been held continuously for at least 2 years.

3. Shareholders or shareholder groups submitting proposed nominees must substantiate compliance with the above requirements at the time of submitting their proposed nominee as part of their written submission to the attention of the Nominating Committee. This submission should be provided no later than the first calendar quarter of the current year and must include: (a) the shareholder’s contact information; (b) the nominee’s contact information and the number of applicable Fund shares owned by the proposed nominee; (c) all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A of the Securities Exchange Act of 1934; and (d) a notarized letter executed by the nominee, stating his or her intention to serve as a nominee and be named in the applicable Fund’s proxy statement, if so designated by the Nominating Committee and the Fund’s Board.

To qualify as a nominee for the Board, individuals, at the time of nomination, should: (i) have substantial expertise, work experience or relationships that would contribute to the overall effectiveness of the Board, including in overseeing the Funds and protecting the interests of the Funds’ shareholders; (ii) have a degree from an accredited university or college in the United States or the equivalent degree from an equivalent institution of higher learning in another country or a certification as a public accountant; (iii) have no criminal convictions (other than traffic violations) or felony or misdemeanor convictions involving the purchase or sale of a security; (iv) not have been the subject of any order, judgment or decree (which was not subsequently reversed, suspended or vacated) of any federal or state authority finding that the individual violated or is in violation of any federal or state securities laws; and (v) not cause the Funds, as determined by the Nominating Committee in consultation with counsel to the Non-Interested Trustees, to be in violation of or not in compliance with: (a) any applicable law, regulation or regulatory interpretation, (b) the applicable Fund’s organizational documents, or (c) any general policy adopted by the Board regarding either the mandatory retirement age of any Board member or the percentage of Board that must be comprised of Non-Interested Trustees.

Management Ownership of the Funds. The following table sets forth, for each Trustee, the aggregate dollar range of equity securities owned of the Funds and of all funds in the Fund Complex overseen by each Trustee as of December 31, 2004.

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Non-Interested Trustees
John Rakolta, Jr.	None	Over $100,000
David J. Brophy	None	$10,001 - $50,000
Joseph E. Champagne	None	$50,001 - $100,000
Thomas D. Eckert	None	None
Arthur T. Porter	None	$10,001 - $50,000
John Engler	None	$50,001 - $100,000
Lisa A. Payne[1]	None	$10,001 - $50,000
Interested Trustee
Michael T. Monahan	None	Over $100,000

[1]	Ms. Payne was appointed a Trustee of MST and MST II effective March 16, 2005.

As of the date of this SAI, no officer, director or employee of the Advisor, Comerica Bank, the Custodian, the Distributor, the Administrator, the Sub-Administrators or the Transfer Agent, as defined below, currently receive any compensation from the Trust. As of April 1, 2005, the Trustees and officers of the Trust, as a group, owned less than 1% of outstanding shares of the Funds.

Compensation. Each Trustee of the Funds who is not otherwise compensated by MCM, any sub-advisor to the Munder Funds, or the Distributor pursuant to a contract with the Funds or MCM receives an aggregate annual retainer from MST and MST II for service on the Board of $78,000 ($114,000 for the Chairman). Each Trustee of @Vantage who is not otherwise compensated by MCM or the Distributor pursuant to a contract with the Funds or MCM receives an annual retainer of $6,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

The Board has adopted a deferred compensation plan (“Plan”) pursuant to which each Trustee who receives compensation from the Funds of MST, MST II and @Vantage may defer, for a specified period of time, the receipt of all or some portion of the fees earned for Board service. Each Trustee must make his deferral elections prior to January 1 of the calendar year for which fees are to be deferred. Previous deferral elections will automatically remain in effect for subsequent years unless the Trustee makes an alternative election prior to January 1 of the calendar year for which fees are to be deferred. Amounts deferred will be valued as if they were invested in one or more of the Funds selected by the deferring Trustee. These amounts will not, however, actually be invested in shares of the Funds and the obligation of MST, MST II and @Vantage to make payments under the Plan will be unsecured general obligations of the Funds of MST, MST II and @Vantage, payable out of the general assets and property of such Funds. A Trustee may elect to have the amounts earned under the Plan distributed (1) on a specified date, (2) upon termination of Board service, or (3) the earlier of choice (1) or (2). Payment of amounts earned under the Plan may be made in a lump sum or in annual installments over the number of years specified by the Trustee (up to 10 years). If a Trustee dies, the balance of the amounts earned will be paid to his or her designated beneficiary in a lump sum.

The following table summarizes the compensation, including committee fees, paid to the Trustees of the Trust for the twelve-month period ended December 31, 2004.

Compensation Table

Name of Trustee	Aggregate Compensation from the Trust(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust and Fund Complex Paid to Trustees(1)
Charles W. Elliott (2)	$87,000	None	None	$94,000
John Rakolta, Jr.	$68,633	None	None	$75,000
David J. Brophy	$65,733	None	None	$72,000
Joseph E. Champagne	$68,633	None	None	$75,000
Thomas D. Eckert (3)	$84,583	None	None	$91,500
Michael T. Monahan	$65,733	None	None	$72,000
John Engler	$65,733	None	None	$72,000
Arthur T. Porter	$65,733	None	None	$72,000

(1)	As of April 30, 2005, there are three investment companies in the Fund Complex (MST, MST II and @Vantage) and 27 funds in the Fund Complex. Amounts provided for the Fund Complex for the period include those paid to the Trustee by MST, MST II and @Vantage. For the fiscal year ended December 31, 2004, each of Mr. Elliott, Mr. Eckert and Dr. Porter deferred all of his compensation pursuant to the deferred compensation plan described above. As of December 31, 2004, the total value of the compensation from the Fund Complex deferred by the Trustees for all prior periods was $380,794 for Mr. Eckert and $329,898 for Dr. Porter.
(2)	Mr. Elliott retired as Chairman and Trustee on November 9, 2004.
(3)	Mr. Eckert was appointed as Chairman of the Board of Trustees on November 9, 2004.

Material Relationships of the Non-Interested Trustees. For the purposes of the statements below, the immediate family members of any person are a person’s spouse, children residing in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

As of December 31, 2004, none of the Non-Interested Trustees except Ms. Payne, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor. Prior to taking office as a Non-Interested Trustee, Ms. Payne disposed of all of her interests in common stock of Comerica, Inc.

Except as otherwise disclosed with respect to Ms. Payne’s ownership of Comerica stock, during the calendar years of 2003 and 2004, none of the Non-Interested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta and Ms. Payne, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a “Fund-Related Party”): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT (“CARS”), a publicly-held real estate investment trust specializing in retail automotive properties. Ms. Payne is Director, Executive Vice President, Chief Financial Officer and Administrative Officer of Taubman Centers, Inc. (“Taubman”), a publicly-held real estate investment trust specializing in developing and operating regional shopping centers. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company (“Walbridge”), a privately-owned construction/real estate/manufacturing company. During the calendar years 2003 and 2004, Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated, which is the indirect parent company of the Advisor, was one of several commercial banks and lending facilities with which both CARS and Taubman had secured lines of credit, Taubman had construction loans and Walbridge had a stand-by line of credit. Prior to taking office as a Non-Interested Trustee, Ms. Payne terminated a secured note and one personal line of credit with Comerica Bank. She continues to maintain another personal line of credit with Comerica Bank. In all cases, the arrangements with Comerica Bank are or were subject to standard agreements that were negotiated at arms’ length, subject to customary terms, conditions and interest rates.

During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

None of the Funds’ Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Funds, (ii) an officer of the Funds, (iii) a relatedfund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

Proxy Voting Policies. The Board has delegated to the Advisor discretionary investment management authority with respect to the assets of the Funds, which includes proxy voting authority, and directed that the Advisor implement proxy voting policies and procedures (“Proxy Procedures”) in exercising that authority, as described below. Set forth below are the Advisor’s policies on voting shares owned by the Funds. These policies may be revised from time to time with the approval of the Board.

The Advisor has adopted and implemented the Proxy Procedures and has established a “Proxy Committee” as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security prudently and solely in the best interest of the Funds considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

The Advisor has retained Institutional Shareholder Services (“ISS”) to review proxies received for client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. The Advisor has also retained ISS to provide its voting agent service. As such, ISS is responsible for ensuring that all proxy ballots are submitted in a timely manner. At least annually, the Proxy Committee will review ISS’s “Proxy Voting Guidelines” to confirm that they are consistent in all material respects with the Advisor’s Proxy Procedures. The Proxy Committee meets as needed to administer the Advisor’s proxy review and voting process and revise and update the Proxy Procedures as appropriate. At least monthly, the Proxy Committee reviews selected recommendations made by ISS to further the goal of voting proxies in a manner consistent with the best interest of the Funds.

The Advisor generally will vote proxies consistent with ISS’s recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS’s advice and recommendations with respect to a particular proxy does not outweigh the potential benefits to clients from the review of ISS’s advice and recommendations. In addition, the Proxy Committee will review ISS’s recommendations if client holdings for a particular issuer are of meaningful size or value.

For these purposes, the holding of a particular issuer would be considered to be meaningful if: (i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least one percent (1%) of the fair market value of any advisory client’s account and (ii) the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or (iii) all client accounts with respect to which the Advisor holds full discretionary authority to vote a client’s proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.

In each instance where the Advisor does not separately review ISS’s recommendations, clients’ proxies will always be voted consistent with ISS’s recommendations. In each instance where the Advisor does separately review ISS’s recommendation, the Advisor may vote differently from ISS’s recommendation, if, based upon certain criteria generally described in the following paragraph, the Advisor determines that such vote is in the best interests of the Funds.

The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature (e.g., appointment or election of auditors). The Advisor’s position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. The Advisor generally is opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. With respect to those issues, the Advisor will generally refrain from voting or vote with management. The Advisor is generally not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares (e.g., executive compensation issues) without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis.

From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS’s recommendation on how to vote proxies for one or more resolutions. However, because the Advisor may have business interests that expose it to pressure to vote a proxy in a manner that may not be in the best interest of the Funds, all requests to vote differently from the ISS recommendation with respect to a particular matter must be submitted to the Proxy Committee and the Advisor’s legal/compliance department (“Legal/Compliance Department”) for independent review. In that review, the Proxy Committee seeks to determine whether the request is in the best interests of the Funds and to identify any actual or potential conflicts between the interests of the Advisor and those of the Funds. If the Proxy Committee approves the request, it is then submitted to the Legal/Compliance Department for review of any actual or potential conflicts of interest that have been identified. The Legal/Compliance Department must approve a request before it is implemented. Such a request for approval will be accompanied by a written description of the conflict. The Legal/Compliance Department may approve a request only under the following conditions:

(i)	No Conflict. No conflict of interest is identified.
(ii)	Immaterial or Remote Conflict. A potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.
(iii)	Material Conflict. In the event a potential or actual conflict of interest is identified and appears to be material, the Legal/Compliance Department may approve the request only with written approval from the Board, the Board Process and Compliance Oversight Committee or a designated member of that Committee.

With respect to the Funds, if the Advisor receives instructions from the Board Process and Compliance Oversight Committee, the Advisor will vote the shares in accordance with such instructions. If no instructions are received or approval is not obtained from the Board Process and Compliance Oversight Committee, the Advisor will vote the shares in accordance with ISS’s recommendation. Every decision to vote on a resolution in a proxy solicited by a company held by a Fund in a manner different from the recommendation of ISS is disclosed to the Board at its next regularly scheduled meeting along with an explanation for the vote.

Notwithstanding the above, and pursuant to an exemptive order issued by the SEC to iShares Trust, et al. and procedures approved by the Board, the Funds will vote their shares of an iShares fund in the same proportion as the vote of all other holders of shares of such iShares fund, during any period in which the Funds, @Vantage, the Advisor, and certain affiliates in the aggregate hold 25% or more of the outstanding voting securities of such iShares fund.

The Funds have filed with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. Form N-PX must be filed by the Funds each year by August 31. The most recent Form N-PX is available without charge, upon request, by calling (800) 438-5789 or by visiting our website at http://www.munder.com or the SEC’s website at http://www.sec.gov.

Trustee Liability. The Declaration of Trust of the Trust provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment; that no Trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trust will indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

Investment Advisor. The investment advisor of each of the Funds is Munder Capital Management, a Delaware general partnership, through World Asset Management, a division of the Advisor. World Asset Management L.L.C., the former investment advisor to the Funds and a wholly-owned subsidiary of the Advisor, was merged into the Advisor on October 15, 2001 and now operates as World Asset Management, a division of the Advisor. The general partners of the Advisor are WAM, WAM II and Munder Group, LLC. WAM and WAM II are indirect wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. Comerica Bank is a substantial record holder of each of the Funds’ outstanding shares, as is more fully described below in “Other Information-Control Persons and Principal Holders of Securities.”

Each of the Funds has entered into an Investment Advisory Agreement with World Asset Management, a division of the Advisor, that has been approved by the Funds’ Board and their shareholders (the “Advisory Agreement”). As of the date of this SAI, the Board last approved the continuation of the Advisory Agreement on May 18, 2004. In determining whether to approve the continuation of each Advisory Agreement, the Board requested, and received from the Advisor, information that the Board believed to be reasonably necessary to reach its conclusion, including the information described below.

The Board also retained the services of independent consultants to provide additional information to assist the Board with its consideration of the Agreement. Prior to the May 18, 2004 meeting, at the request of the Non-Interested Trustees, an independent consultant was retained by the Non-Interested Trustees in their evaluation of the Advisor’s fee proposals for the Munder Funds and in their negotiations with the Advisor, particularly regarding contractual breakpoints for the Munder Funds. One of the consultant’s primary goals was to assist the Advisor in developing a process for considering contractual breakpoints that could be used for those Munder Funds with differing investment objectives. The consultant met with personnel of the Advisor to provide such input and assistance and met with and/or had telephone discussions with the Non-Interested Trustees and/or individual Trustees regarding this matter. In addition, the consultant met with the Board in person at the meeting to discuss the Advisor’s process for considering contractual breakpoints.

Although investment performance was a factor in determining that each Advisory Agreement should be continued, the Board also considered other factors in evaluating the fairness and reasonableness of the compensation to be paid to the Advisor. The Board carefully evaluated this information and was advised by legal counsel to the Munder Funds and by legal counsel to the Non-Interested Trustees with respect to its deliberations. Based upon its review of the information requested and provided, and following extensive discussions concerning the same, the Board determined that continuing the Advisory Agreement was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Advisory Agreement for an additional annual period on the basis of the foregoing review and discussion.

In considering the Advisory Agreement, the Board considered and evaluated information regarding (a) each Fund’s investment performance during the previous year and for all relevant prior periods; (b) each Fund’s total expenses; (c) the nature, quality and extent of the services provided to the Funds under each Advisory Agreement; (d) the requirements of the Funds for the services provided by the Advisor; (e) the fees payable for the services and other benefits derived by the Advisor from their relationship with the Funds; (f) the portfolio management process, personnel, systems, operations and financial condition of the Advisor (including the Advisor’s profitability with respect to its relationship with the Funds); (g) current economic and industry trends; and (h) the historical relationship between each of the Munder Funds and the Advisor.

In evaluating each Fund’s investment performance and fees, the Board reviewed information compiled by an independent third party comparing each Fund’s expense ratio, advisory fee and performance with comparable mutual funds. Current management fees were also reviewed in the context of the Advisor’s profitability.

Among other things, the Board evaluated: (a) the fairness and reasonableness of the investment advisory fee payable to the Advisor under the Advisory Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Advisor’s relationship with each of the Funds, and the amount of the fees paid compared to fees paid by other investment companies; (b) the expected nature, quality and extent of the investment advisory services to be provided by the Advisor, in light of the high-quality services provided by the Advisor in its management of each of the Funds and each Fund’s historic performance, including the extent to which the Funds successfully achieved stated investment objectives; (c) the Advisor’s commitment to the management of the Funds and maintenance of a broad-based family of funds, which could require a substantial commitment of the Advisor’s resources; and (d) the portfolio management process, personnel, systems, operations and financial condition of the Advisor. In approving the continuation of the Advisory Agreement, the Board noted the following factors, among others, as the basis for its determination:

•	The terms of the Advisory Agreement, including the services to be provided to the Funds and the advisory fees payable by the Funds, were generally comparable to the terms of advisory arrangements within the industry and within peer groups of mutual funds. The Board also noted that the Advisory Agreement did not increase investment advisory fees payable by either Fund or overall operating expenses of the Funds over historical fee and expense levels. The Board also noted that the Advisor’s profitability of operations with respect to the Funds during the past year, while increasing over the time period, was lower than that of comparable advisors with respect to which information was publicly available.

•

The Advisor has historically provided high-quality services in its management of the Funds and is committed to the successful operation of the Funds. Based upon the information provided to the Board, the Board expected that the Advisor would continue to provide high-quality services to the Funds. While the performance of each Fund relative to its benchmark securities and market indices and comparable funds has varied over time, the Board observed that the Funds had performed well relative to applicable benchmarks in the prior year and assets levels for the Funds had increased in recent months. The Board concluded that the Advisor’s investment management methodologies, which are focused on managing the risk and reducing the negative variance of each Fund’s performance relative to its benchmark, should produce, over time, more predictable long-term performance for each Fund relative to its benchmark.

•	The Advisor has demonstrated a commitment to monitor expenses and has taken appropriate steps to reduce expenses. The Advisor has taken significant steps in recent years to attempt to decrease the overall expense ratios of the Funds, including re-negotiating service provider fees and reducing the impact of smaller than average shareholder accounts, and implementing contractual breakpoints in its management fees for certain Funds. In addition, the Advisor has committed significant resources to the operations of the Funds. Among other things, the Advisor has taken steps to improve the effectiveness and efficiencies of operations through changes in investment management, operations and information systems, and shareholder services. Finally, while maintaining overall continuity of the management of the Funds, the Advisor has also been increasing the quality and depth of its capabilities relating to investment management and operations.

Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund’s portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor subject to review by the Board.

If not sooner terminated, the Advisory Agreement will continue in effect until June 30, 2005, and for successive one-year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board. The Advisory Agreement is terminable with respect to a Fund by a vote of the Board, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, upon 60 days’ written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty upon 90 days’ written notice to the Fund. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

Under the Advisory Agreement, the Funds have agreed to pay the Advisor for the advisory services provided and expenses assumed by the Advisor an annual fee computed daily and payable daily at a rate of 0.15% of each Fund’s average daily net assets. Prior to April 30, 2003, the fee was computed daily and payable monthly.

The advisory fees received, advisory fees waived, and other expenses reimbursed by the Advisor for each of the Funds (including when they were Predecessor Funds) for the last three fiscal years are set forth below.

	Fiscal year ended December 31, 2002
	Advisory Fees	Advisory Fees Waived	Other Expenses Reimbursed by the Advisor
S&P® MidCap Index Equity Fund	$68,625	$41,974	$47,052
S&P® SmallCap Index Equity Fund	$119,935	$85,430	$38,357

	Fiscal year ended December 31, 2003
	Advisory Fees	Advisory Fees Waived	Other Expenses Reimbursed by the Advisor
S&P® MidCap Index Equity Fund	$108,066	—	$1,894
S&P® SmallCap Index Equity Fund	$120,663	—	—

	Fiscal year ended December 31, 2004
	Advisory Fees	Advisory Fees Waived	Other Expenses Reimbursed by the Advisor
S&P® MidCap Index Equity Fund	$181,006	—	—
S&P® SmallCap Index Equity Fund	$174,974	—	—

Portfolio Managers. Kenneth A. Schluchter III and Kevin K. Yousif of World Asset Management, a division of the Advisor, are co-portfolio managers of each Fund. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2004:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed* ($ millions)
Kenneth A. Schluchter	7	1,668.8	14	5,989.2	26	4,037.2	11,695.2
Kevin K Yousif	7	1,668.8	14	5,989.2	26	4,037.2	11,695.2

*	If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers at World Asset Management, a division of the Advisor, may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers at World Asset Management make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of a particular account. Although the Advisor does not track the time a portfolio manager spends on a single account, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. The Advisor seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Advisor may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

Although they are less likely to arise in the context of passively managed accounts than they are in the context of actively managed accounts, conflicts of interest may arise where some accounts managed by a particular portfolio manager have higher fees than the fees paid by other accounts. Because a portfolio manager’s compensation is affected by revenues earned by the Advisor, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades. The Advisor may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with the Advisor’s Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940. Furthermore, senior personnel of the Advisor periodically review the performance of all portfolio managers.

The compensation package for portfolio managers of the Advisor, including World Asset Management portfolio managers, consists of three elements: base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of company equity interests. The Advisor also provides a competitive benefits package, including health and welfare benefits and retirement in the form of a 401(k) plan.

The Advisor offers industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries are compared at least annually with investment industry benchmark compensation surveys.

Portfolio managers are eligible to earn a performance bonus based on profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. Target bonuses for portfolio managers typically range from 50 to 100% of base salary. Actual bonuses, however, are completely discretionary and can be as low as 0% and range as high as 200% or more of salary. Bonuses are based on a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm’s success, as well as the profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. With respect to each account managed by the portfolio manager, performance is measured relative to the account’s benchmark index for the most recent one-year and three-year periods.

Portfolio managers are also eligible for long-term incentives in the form of options to purchase shares of Munder Group LLC, an employee-owned minority partner of Munder Capital Management. Option shares typically vest ratably over a three- to five-year period. The Advisor’s Option Plan provides incentive to retain key personnel and serves to align portfolio managers’ interests with those of the Advisor directly, and, indirectly, the accounts managed by the Advisor.

The dollar range of equity securities beneficially owned by the portfolio managers in the Funds as of December 31, 2004 is as follows:

	Dollar Range of Equity Securities Beneficially Owned S&P® MidCap Index Equity Fund	Dollar Range of Equity Securities Beneficially Owned S&P® SmallCap Index Equity Fund
Kenneth Schluchter	None	None
Kevin Yousif	None	None

Administrator. In addition to serving as the Advisor to the Funds, MCM serves as the administrator (“Administrator”) for the Munder Funds. Each of the Funds has entered into a Combined Administration Agreement with MCM that was amended and restated on October 30, 2003, and most recently amended on February 25, 2005. Pursuant to the Combined Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Funds; (ii) monitoring and coordinating the activities of the other service providers of the Funds; (iii) providing fund accounting functions, including overseeing the computation of each Fund’s net asset value; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Combined Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

The Combined Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Funds. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company (“State Street”), the former administrator to the Munder Funds, to provide certain administrative services to the Funds.

As compensation for its administrative services, commencing June 1, 2004, the Administrator receives from each Munder Fund an annual fee that is billed and payable monthly equal to the greater of (1) $50,000 plus $6,000 per each active class of such Munder Fund greater than one and (2) a percentage of the average daily net assets of such Munder Fund that varies with the amount of such Munder Fund’s average daily net assets as follows: (a) 0.1530% of average daily net assets up to $100,000,000, (b) 0.128% of average daily net assets from $100,000,001 to $250,000,000, (c) 0.104% of average daily net assets from $250,000,001 to $500,000,000, (d) 0.079% of average daily net assets from $500,000,001 to $1,000,000,000, and (e) 0.055% of average daily net assets in excess of $1,000,000,000. In addition, beginning August 10, 2004, the Administrator is entitled to receive from each Fund an annual financial reporting fee in the amount of $8,000.

As compensation for its administrative services for the period June 1, 2003 through May 31, 2004, the Administrator was entitled to receive an annual fee based on a percentage of the aggregate average monthly net assets of the Funds, the Munder Institutional Government Money Market Fund and the Munder Institutional Money Market Fund (“Aggregate Net Assets”) as follows: 0.0577% of the first $3 billion of Aggregate Net Assets, 0.0557% of the next $3 billion of Aggregate Net Assets and 0.0532% of all Aggregate Net Assets over $6 billion. For the period June 1, 2003 through February 10, 2004, the Administrator agreed to limit the total compensation it received for its services as Administrator for all of the Munder Funds to a prorated portion of an annualized amount of $3.4 million, after payment by the Administrator of all standard basis point and complex minimum fees to sub-administrators for the Munder Funds.

As compensation for its administrative services for the period June 1, 2002 through May 31, 2003, the Administrator was entitled to receive an annual fee based on a percentage of the aggregate average monthly net assets of the Funds, the Munder Institutional Government Money Market Fund, the Munder Institutional Money Market Fund, and the Munder Institutional S&P 500 Index Equity

Fund (prior to its liquidation) (“Aggregate Net Assets”) as follows: 0.051% of the first $3 billion of Aggregate Net Assets, 0.049% of the next $3 billion of Aggregate Net Assets and 0.0465% of all Aggregate Net Assets over $6 billion. For the period June 1, 2002 through May 31, 2003, the Administrator agreed to limit the total compensation it received for its services as Administrator for all of the Munder Funds to $3.9 million, after payment by the Administrator of all standard basis point and complex minimum fees to sub-administrators for the Munder Funds.

Prior to June 1, 2002, State Street served as the administrator to the Munder Funds and received administrative fees from the Funds (including when they were Predecessor Funds, if applicable). For the period January 1, 2002 through May 31, 2002, State Street received $3,278 from the S&P® MidCap Index Equity Fund and $10,393 from the S&P® SmallCap Index Equity Fund.

MCM received administrative fees from the Funds (including when they were Predecessor Funds) in the amounts set forth in the table below. Such amounts were limited to the extent necessary to limit the aggregate amount MCM received from the Funds, the remaining series of MST, MST II (including when they were Predecessor Funds, if applicable), and @Vantage during the relevant period to the total amount stated above.

	Period June 1, 2002 through December 31, 2002	Calendar year ended December 31, 2003	Calendar year ended December 31, 2004
S&P® MidCap Index Equity Fund	$15,540	$39,979	$138,777
S&P® SmallCap Index Equity Fund	$21,512	$44,605	$134,578

Distributor. The Funds’ Distributor is Funds Distributor, Inc. (“FDI” or “Distributor”) and its principal office is located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. The Trust has entered into a distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. Under the Distribution Agreement, the Funds pay no fees to FDI for its services as distributor. Nevertheless, in its role as distributor, FDI is the dealer of record on shares of the Funds purchased without using a broker or other intermediary, and, as such, FDI may receive any applicable service fees associated with such shares. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund although it is not obligated to sell any particular amount of shares.

Services Arrangements - Class K Shares. Under the Distribution and Service Plan (“Plan”) applicable to the Class K shares of the Funds, the Funds may pay up to 0.25% of the value of the average daily net assets of the Class K shares beneficially owned by the customers of banks and other financial institutions to financial institutions that have entered into agreements with the Funds to provide shareholder services to their customers. The Plan with respect to the Class K shares is a non-Rule 12b-1 shareholder servicing plan.

Services provided by financial institutions under their Class K shares service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K shares from customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of customers; (iv) providing information periodically to customers showing their positions in Class K shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the institutions; (vii) providing sub-accounting with respect to Class K shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Funds’ arrangements with institutions; and (x) providing such other similar services as the Funds may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

Under the terms of the Plan, the Plan continues from year to year with respect to each class of shares, provided such continuance is approved annually by vote of the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of that Plan ( “Non-Interested Plan Trustees”). All amendments of the Plan also must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund. Pursuant to the Plan, the Distributor will provide the Board quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made.

In the case of Class K shares, the Trustees have determined that there is a reasonable likelihood that the agreements with banks and other financial institutions will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

During the fiscal years ended December 31, 2004, 2003 and 2002, the Funds made no payments to the Distributor under the Plan.

Additional Compensation Paid to Intermediaries. In addition to paying fees under the Funds’ Plan, the Funds may pay fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Funds to intermediaries may take one of two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account.

The Funds’ Advisor or Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the Advisor. Such payments and compensation are in addition to the service fees paid by the Funds.

Additional cash payments may be made by the Advisor or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Currently, the Advisor has revenue sharing arrangements with approximately 12 intermediaries, the most significant of which are Merrill Lynch, Charles Schwab and Citigroup Global Markets. The Advisor also has revenue sharing arrangements with certain of its affiliates, including Comerica Bank. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended December 31, 2004, the Advisor and/or Distributor accrued and/or paid approximately $600,000 to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of MST, MST II and @Vantage. The Advisor also paid approximately $5 million pursuant to revenue sharing arrangements with its affiliates applicable to all series of MST, MST II and @Vantage.

From time to time, the Funds’ service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

Custodian. State Street Bank and Trust Company (“State Street” or “Custodian”), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian to the Funds. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street keeps the books of account for each Fund.

Transfer and Dividend Disbursing Agent. PFPC Inc. (“Transfer Agent”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement with the Trust, MST II and @Vantage under which the Transfer Agent (i) issues and redeems shares of each Fund; (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders; (iii) maintains shareholder accounts; (iv) responds to correspondence by shareholders of the Funds; (v) makes periodic reports to the Board concerning the operations of the Funds; and (vi) conducts certain anti-money laundering activities on behalf of the Funds.

Comerica. As stated in the Funds’ Prospectus, Class K shares of the Funds are sold to customers of banks and other institutions. Such financial institutions may include Comerica Bank, its affiliates and subsidiaries and other institutions that have entered into agreements with the Trust for shareholder services for their customers.

Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. The Administrator, the Transfer Agent and the Custodian each receive a separate fee for their respective services. In approving the Administration Agreement, the Custodian Contract and the Transfer Agency Agreement, the Board considered the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Funds and whether or not the Custodian or the Transfer Agent is affiliated with the Funds or the Advisor. The Board also considered its responsibilities under Federal and state law in approving these agreements.

Except as noted in this SAI, the Funds’ service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations. Expenses borne by the Funds include, but are not limited to, fees paid to the Advisor, the Administrator, the Custodian and the Transfer Agent; fees and expenses of officers and the Board; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders’ meetings and proxy solicitations; fidelity bond and directors’ and officers’ liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust, MST II or @Vantage that are not readily identifiable as belonging to a particular investment portfolio are allocated among all investment portfolios of the Trust, MST II and @Vantage by or under the direction of the Board in a manner that the

Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by a Fund in addition to the other series of the Trust, MST II and @Vanatage, as applicable. The Advisor, the Administrator, the Custodian and the Transfer Agent may voluntarily waive all or a portion of their respective fees and/or reimburse certain Fund expenses from time to time.

CODES OF ETHICS

The Trust, MST II, @Vantage and the Advisor have adopted a code of ethics as required by applicable law, which is designed to, among other things, prevent affiliated persons of the Trust, MST II, @Vantage and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. The codes of ethics may be examined at the office of the SEC in Washington, DC or on the Internet from the SEC’s website at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor causes investment decisions for each of the Funds to be made and oversees the placement of purchase and sale orders for portfolio securities on behalf of each of the Funds.

Consistent with the Advisory Agreement for the Funds, the Advisor selects broker-dealers to execute transactions on behalf of each of the Funds using its best efforts to seek the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor considers all factors it deems relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, anonymity and confidentiality, promptness, the quality of any research provided (i.e., quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker), the net results of specific transactions, the difficulty of execution, the size of the order, the operational facilities of the broker-dealer, the broker-dealer’s risk in positioning a block of securities, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. While the Advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Advisor is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”)) provided to the Funds and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy. Shareholders of the Funds should understand that the services provided by such brokers may be useful to the Advisor in connection with the Advisor’s services to other clients.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Transactions on U.S. stock exchanges generally involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions that are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a “net” basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

Each of the Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor believes such practice to be in such Fund’s best interests.

Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and one or more other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner the Advisor believes to be equitable to each such account. Although the Advisor seeks the most favorable overall net results for all of the accounts in any aggregated transaction, in some cases, this practice may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

Neither of the Funds will purchase any securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities, except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.

Under the 1940 Act, persons affiliated with the Advisor, the Distributor and their affiliates are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

The table below shows information on brokerage commissions paid by each of the Funds (including when they were Predecessor Funds, if applicable) for the last three fiscal years, all of which were paid to entities that are not affiliated with the Funds or the Advisor. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing asset levels throughout the year.

	Fiscal year ended December 31, 2002	Fiscal year ended December 31, 2003	Fiscal year ended December 31, 2004
S&P® MidCap Index Equity Fund	$25,328	$10,701	$12,908
S&P® SmallCap Index Equity Fund	$10,321	$13,008	$14,105

Each of the Funds is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by it as of the close of its most recent fiscal year and state the value of such holdings. As of December 31, 2004, the S&P® MidCap Index Equity Fund held no such securities. As of December 31, 2004, the S&P® SmallCap Index Equity Fund held securities of Investment Technology Group valued at $202,000.

The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

Each Fund’s portfolio turnover rate is included in the Prospectus under the section entitled “Financial Highlights.” For the fiscal years ended December 31, 2003 and 2004 the portfolio turnover rates for the Funds (including when they were Predecessor Funds) were as follows: 7% and 24%, respectively, for the S&P® MidCap Index Equity Fund, and 13% and 19%, respectively, for the S&P® SmallCap Index Equity Fund. The portfolio turnover ratios of these Funds were affected by fluctuating volume of shareholder purchase and redemption orders and market conditions.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. As described in the Prospectus (including the Shareholder Guide), shares of each of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker, financial advisor or other intermediary.

In-Kind Purchases. Payment for shares of a Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for such Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurance that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities. Call the Funds at (800) 438-5789 for more information.

Retirement Plans. Shares of each of the Funds may be purchased in connection with various types of tax deferred retirement plans, including traditional and Roth individual retirement accounts (“IRAs”), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans), simplified employee pension IRAs and Education Savings Accounts (“ESAs”). An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is charged to all IRA, 403(b) and ESA accounts. This fee must be paid in December of each year and may be paid by check or by liquidating shares from the account.

Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper form.

Redemption proceeds are normally paid in cash; however, a Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

The Funds have authorized one or more financial service institutions to receive redemption orders on their behalf. Certain of these financial services institutions are authorized to designate plan administrator intermediaries to receive redemption orders on behalf of the Funds. To the extent permitted by law, the Funds will be deemed to have received a redemption order when an authorized financial services institution or, if applicable, the financial services institution’s authorized designee, receives the order. Orders will be priced at the applicable Fund’s Net Asset Value next computed after they are received by an authorized financial services institution or its authorized designee.

Telephone Exchanges. The Funds reserve the right at any time to suspend or terminate the telephone exchange privilege or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine. The procedures currently include a recorded verification of the shareholder’s name, account number and other identifying information, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

Short-Term Trading Fees. If you redeem or exchange Class K or Class Y shares of the Funds within 60 days of purchase, you may be subject to a 2% short-term trading fee upon redemption or exchange based on net assets at the time of redemption or exchange. For purposes of calculating the redemption fee, shares purchased through the reinvestment of dividends or capital gain distributions paid by a Fund will be treated as redeemed first. Thereafter, shares will be redeemed on a first-in, first-out basis.]

The ability to assess a short-term trading fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems functionality applicable to these types of accounts. As a result, exemptions from the short-term trading fee may apply to these types of accounts. The Funds encourage all brokers, retirement plan administrators and fee-based program sponsors to develop the systems functionality necessary to support the assessment of short-term trading fees and to implement such systems when available.

Involuntary Redemptions. A Fund may involuntarily redeem any account if its value falls below the applicable minimum initial investment for the account, or $2,500, whichever is lower. A notice of redemption, sent by first-class mail to the investor’s address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to the required level. A Fund may also redeem an account involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers, other tax-related certifications, or if the Fund is unable to verify the account holder’s identity. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

Other Purchase and Redemption Information. Each of the Funds reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed other than for customary weekend and holiday closings; (c) the SEC has by order permitted such suspension or postponement for the protection of the shareholders or (d) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. Upon the occurrence of any of the foregoing conditions, each of the Funds may also suspend or postpone the recording of the transfer of its shares.

In addition, each of the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Fund’s books to the transfer of, its shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. Each of the Funds may also redeem shares involuntarily if it otherwise appears appropriate to do so in light of the Fund’s responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

Brokers or other financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of the Funds’ shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual broker or financial intermediary. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. An investor’s broker or financial intermediary will provide them with specific information about any processing or service fees they will be charged.

NET ASSET VALUE

Equity securities traded on a national securities exchange, except for securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market, are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities may be valued, subject to approval by the Pricing Committee, at the mean between the most recently quoted bid and asked prices. Equity securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price (“NOCP”), unless the NOCP is not available, in which case the value will be the Consolidated Closing Price (“CCP”) reported by Nasdaq. The NOCP will be calculated at 4:00:02 p.m. Eastern time on each business day as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, then the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the evaluated bid prices.

In the event that market quotations, as described above, are not readily available for any security, the security may be valued using pricing services or broker-dealer quotations. Each of the Funds may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. If a pricing service cannot provide a valuation for the security, the security may be valued by using quotations from a broker-dealer selected by the Advisor.

In certain instances, the Funds may be unable to obtain a current market value for a security by (i) using readily available market quotations, (ii) using pricing services, or (iii) obtaining broker-dealer quotations. In such circumstances, the security may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value.

Where no last sales price is available for a Depositary Receipt (defined to include an ADR, GDR, EDR or NYR) on the exchange or market where it is principally traded, the Depositary Receipt will be valued at the closing sales price of its underlying security on the security’s principal foreign exchange, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security. If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued at the mean between the most recently quoted bid and asked prices of its underlying security on the valuation date, multiplied by (i) the relevant exchange rate and (ii) the conversion rate of the Depositary Receipt to one share of its underlying security.

Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security’s principal exchange or market, except for less actively-traded securities trading on the London Stock Exchange, generally referred to as “Non-SETS” traded securities the closing price will be the mid-price between the bid and ask prices. All other securities traded on the London Stock Exchange are valued at the last quoted sales price or other closing price determined by the London Stock Exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the prevailing exchange rate at the close of the London Stock Exchange.

Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund’s net asset value that is likely to materially affect the value of any foreign security held by the Fund (i.e., a “significant event”), the security will be valued by the Funds’ Pricing Committee, which is made up of the Advisor’s officers and employees as designated from time to time by management of the Advisor, using pricing procedures that have been approved by the Board in order to determine the security’s fair value. The procedures require the Funds’ Pricing Committee to meet when a security’s market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund’s portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two voting members of the Pricing Committee are required to approve a valuation determination or procedural change. However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the Pricing Committee may act on behalf of the full Committee when the other members are not readily available to participate in the determination before the applicable deadline.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts.

In addition to fair valuations made by the Funds’ Pricing Committee with respect to significant events, restricted and illiquid securities (including venture capital investments) and securities and assets for which a current market price is not readily available will be valued by the Funds’ Pricing Committee at their fair value pursuant to pricing procedures adopted by the Funds’ Board.

Minutes of all Pricing Committee meetings are reviewed by the Advisor and provided to the Board at its next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board’s input on any particular issue.

All cash, receivables and current payables are carried on each Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board.

PERFORMANCE INFORMATION

From time to time, quotations of a Fund’s performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Average Annual Total Returns. “Average annual total return” figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)[n]=ERV
Where:
	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	n	=	number of years.
ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, assuming reinvestment of all dividends and distributions.

Average Annual Total Return After Taxes on Distributions. “Average annual total return after taxes on distributions” figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)[n]=ATVD
Where:
	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return (after taxes on distributions).
	n	=	number of years.
ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return After Taxes on Distributions and Redemptions. “Average annual total return after taxes on distributions and redemptions” figures shown below are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1+T)n=ATVDR
Where:
	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return (after taxes on distributions and redemptions).
	n	=	number of years.
ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Non-Standardized Performance - Aggregate Total Return. Each Fund that advertises its “aggregate total return” computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

(ERV) -1
Aggregate Total Return =	P

The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable “ERV” in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

All Funds. The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a Fund for any period in the future. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

From time to time, in advertisements or in reports to shareholders, a Fund’s yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. In addition, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

TAXES

The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General. Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (“Distribution Requirement”) and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (“Income Requirement”).

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trade or business.

Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year. Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. Each of the Funds expects that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction for corporations.

In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

Current tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains. The new law also provides for “qualified dividend income” to be taxed to non-corporate shareholders at individual long-term capital gain rates to the extent the Funds receive qualified dividend income. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. The Funds generally can pass the tax treatment of qualified dividend income it receives through to Fund shareholders. For the Funds to receive qualified dividend income, the Funds must meet certain holding period requirements (typically more than 60 days) for the stock on which the otherwise qualified dividend is paid. In addition, the Funds cannot be obligated to make payments (pursuant to a short sale or otherwise) with respect to substantially similar or related property. The same provisions, including the more than 60-day holding period requirements, generally apply to each shareholder’s investment in the applicable Fund. The provisions of the Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2008. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise. Distributions from the Funds attributable to investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment company are not treated as “qualified foreign corporations.” The rate reductions do not apply to corporate taxpayers or to foreign shareholders. The Funds will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. Further, because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by each of the Funds each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Each Fund will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares. Upon the redemption or sale of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares. Any such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234. Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be “Section 1256 contracts.” Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked to market” (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by a Fund may result in “straddles” for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.

Each of the Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a fund that did not engage in such hedging transactions.

The diversification requirements applicable to a Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” instead to be taxed at the rate of the tax applicable to ordinary income.

Constructive Sales. IRS rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Currency Fluctuations - “Section 988” Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies. Each of the Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets, or 75% or more of its gross income is passive income. If a Fund receives a so-called “excess distribution” with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Each of the Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject each Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

Redemption Fee. For convenience, the redemption fee is referred to as a fee, but the overall arrangement in fact calls for payment in exchange for shares at 98% of net asset value. It thus is more accurately characterized as a reduced price for your shares than as a fee or charge.

The tax consequences of the redemption fee are not entirely clear. Although there is some authority to the effect that a mutual fund would recognize taxable income in such circumstances, there is also authority, which the Funds intend to follow, that a fund does not recognize income. It is possible that the Internal Revenue Service or other taxing authorities might successfully contest the Funds’ tax treatment of this arrangement on this basis or for other reasons.

State, Local and Foreign Taxes. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

Foreign Shareholders. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

Other Taxation. The foregoing discussion relates only to U.S. Federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by a Fund and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

ADDITIONAL INFORMATION CONCERNING SHARES

The Trust is a Delaware statutory trust. Under the Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Trust’s Declaration of Trust authorizes the Board to classify or reclassify any authorized but unissued shares of the Trust into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

Pursuant to such authority, the Trust’s Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest of the Trust representing interests in the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund. Each of the Funds offers shares in two separate classes: Class K and Class Y shares.

The Board has adopted a plan pursuant to Rule 18f-3 under the 1940 Act (“Multi-Class Plan”) on behalf of the Funds of the Trust. The Multi-Class Plan provides that each class of shares of any Fund is identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Trust’s other series, of any general assets not belonging to any particular Fund which are available for distribution. Upon liquidation, shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class K shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to Distribution and Service Plan as it relates to a Fund’s Class K shares. Further, shareholders of each of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless (i) it is clear that the interests of each Fund in the matter are substantially identical to the other Funds of the Trust or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular Fund.

Shares of the Trust have non-cumulative voting rights and, accordingly, the holders of more than 50% of the Trust’s outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares of the Funds have no subscription or preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and SAI, shares will be fully paid and non-assessable by the Trust.

Shareholder meetings to elect Trustees will not be held unless and until such time as required by law. At that time, the Trustees then in office will call a shareholders’ meeting to elect Trustees. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Meetings of the shareholders of the Trust shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Trust’s Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a series or a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more series or classes of shares into money and, in connection therewith, to cause all outstanding shares of such series or class to be redeemed at their net asset value; or (iii) combine the assets belonging to a series or class of shares with the assets belonging to one or more other series or classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any series or class participating in such combination and, in connection therewith, to cause all outstanding shares of any such series or class to be redeemed or converted into shares of another series or class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust’s Board of Trustees may authorize the termination of any series class of shares after the assets belonging to such series or class have been distributed to its shareholders.

Notwithstanding any provision of law requiring a greater vote of the Trust’s shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Trust’s Declaration of Trust, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding shares of beneficial interest of the Funds and the Trust’s other funds, if any (voting together without regard to class). In any vote submitted to shareholders of the Funds, each whole share held by a shareholder will be entitled to one vote for each share as to any matter on which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

OTHER INFORMATION

Legal Counsel. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust. The law firm of Morgan, Lewis & Bockius, 1800 M Street, NW, Washington, DC 20006, serves as counsel to the Non-Interested Trustees.

Independent Registered Public Accounting Firm. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 serves as the Trust’s independent registered public accounting firm.

Control Persons and Principal Holders of Securities. As of April 1, 2005, the following person(s) owned of record or were known by the Funds to own beneficially 5% or more of any class of each of the Funds (including when they were Predecessor Funds, if applicable).

Name of Fund and Class	Name And Address	Percentage of Class Outstanding (%)
S&P® MidCap Index Equity Fund – Class K	Calhoun & Co C/O Comerica Bank Attn Mutual Funds Unit Mc 3446 PO Box 75000 Detroit MI 48275-3446	82.15%

S&P® MidCap Index Equity Fund – Class K	Patterson & Co FBO Comerica For Various Retirement Plans 1525 West Wt Harris Blvd Charlotte, NC 28288-1151	17.85%

S&P® MidCap Index Equity Fund – Class Y	Patterson & Co FBO Comerica For Various Retirement Plans 1525 West Wt Harris Blvd Charlotte, NC 28288-1151	76.42%

Name of Fund and Class	Name And Address	Percentage of Class Outstanding (%)
S&P® MidCap Index Equity Fund – Class Y	Calhoun & Co C/O Comerica Bank Attn Mutual Funds Unit Mc 3446 PO Box 75000 Detroit MI 48275-3446	23.55%

S&P® SmallCap Index Equity Fund – Class K	Calhoun & Co C/O Comerica Bank Attn Mutual Funds Unit Mc 3446 PO Box 75000 Detroit MI 48275-3446	99.12%

S&P® SmallCap Index Equity Fund – Class Y	Calhoun & Co C/O Comerica Bank Attn Mutual Funds Unit Mc 3446 PO Box 75000 Detroit MI 48275-3446	51.03%

S&P® SmallCap Index Equity Fund – Class Y	Patterson & Co Fbo Comerica For Various Retirement Plans 1525 West Wt Harris Blvd Charlotte, NC 28288-1151	48.97%

As of April 1, 2005, Comerica Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of each of the Funds. As a result Comerica Bank may be deemed to have control of one or more of the Funds and may be able to affect the outcome of matters presented for a vote of the shareholders of each of the Funds.

Shareholder Approvals. As used in this SAI and in the Prospectus, a “majority of the outstanding shares” of a Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

REGISTRATION STATEMENT

This SAI and the Funds’ Prospectus do not contain all the information included in the Funds’ registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby; certain portions have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, DC. Text-only versions of fund documents can be viewed online or downloaded from the SEC’s website at http://www.sec.gov.

Statements contained herein and in the Funds’ Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds’ registration statement, each such statement being qualified in all respects by such reference.

ANNUAL FUND OPERATING EXPENSES

Unless otherwise noted, a Fund’s expense ratio, identified as “Annual Fund Operating Expenses” in the Prospectus expense tables, reflects that Fund’s actual operating expenses for its most recent fiscal year as a percentage of the Fund’s average net assets for the year. Because the percentage is based on a Fund’s “average” net assets over a period of one year, it does not identify what the expense ratio would be at asset levels that differ from the average. Asset levels that are substantially higher or lower than the average may result in substantially lower or higher expense ratios. A Fund with a sizable percentage of non-asset-based fees, which experiences a significant asset decline during a fiscal year, may have substantially increased expense ratios in its following fiscal year absent a significant increase in assets or reduction in non-asset-based fees. Depending on the circumstances, a Fund may not be able to proportionately reduce non-asset-based fees should assets decrease. Examples of non-asset-based fees include transfer agency (for certain of the Trust’s other series), sub-accounting, and sub-transfer agency, printing, custody (out-of-pocket), audit and legal fees.

FINANCIAL STATEMENTS

The financial statements of the Funds (including when they were Predecessor Funds) including the notes thereto, dated December 31, 2004 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are incorporated by reference into this SAI from the Annual Report of the Funds dated as of December 31, 2004. The information under the caption “Financial Highlights”, appearing in the related Prospectus dated April 30, 2005, has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

APPENDIX A

Rated Investments

Corporate Bonds

From Moody’s Investors Services, Inc. (“Moody’s”) description of its bond ratings:

“Aaa”: Bonds which are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa”: Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in “Aaa” securities.

“A”: Bonds which are rated “A” possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa”: Bonds which are rated “Baa” are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba”: Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B”: Bonds which are rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa”: Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

From Standard & Poor’s Corporation(“S&P”) description of its bond ratings:

“AAA”: An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA”: An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A”: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB”: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B” and “CCC”: Obligations rated “BB,” “B” and “CCC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CCC” the higher. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB”: An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B”: An obligation rated “B” is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC”: An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

From Fitch Ratings, Inc. (“Fitch”) description of its bond ratings:

“AAA”: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA”: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A”: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB”: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB”: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as a result of economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B”: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon sustained, favorable business or economic environment.

“CCC,” “CC” and “C”: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business and economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

Commercial Paper

The following Moody’s designations indicate the relative repayment ability of rated issuers:

“Prime-1” or “P-1”: Issuers rated “Prime-1” (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” or “P-2”: Issuers rated “Prime-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of “Prime-1” rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days.

“A-1”: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

“A-2”: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A Fitch short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

“F1”: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2”: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

APPENDIX B

The Funds may, but are not required to, use derivative instruments, such as futures contracts, options on futures contracts and options. A Fund may, but is not required to, use derivatives for hedging purposes, for cash management, purposes, for the purpose of remaining fully invested, or for the purpose of maintaining liquidity. Hedging may relate to a specific investment, a group of investments or the Fund’s portfolio as a whole. Certain futures transactions and options transactions are more fully described in this Appendix.

I. Index Futures Contracts

General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor’s 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor’s 100 or indices based on an industry or market segment, such as oil and gas stocks.

Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

A Fund will take a short position in index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will take a long position in index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index made up of securities of a particular industry group. A Fund may also take a short position in futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE: Buy the Future

Hedge Objective: Protect Against Increasing Price

Portfolio	Futures
Anticipate buying $62,500 in Equity Securities	-Day Hedge is Placed- Buying 1 Index Futures at 125 Value of Futures = $62,500/Contract

Buy Equity Securities with Actual Cost = $65,000 Increase in Purchase Price = $2,500	-Day Hedge is Lifted- Sell 1 Index Futures at 130 Value of Futures = $65,000/Contract Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future

Hedge Objective: Protect Against Declining

Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000

Value of Futures Contract - 125 X $500 = $62,500

Portfolio Beta Relative to the Index = 1.0

Portfolio	Futures
Anticipate Selling $1,000,000 in Equity Securities	-Day Hedge is Placed- Sell 16 Index Futures at 125 Value of Futures = $1,000,000

Equity Securities - Own Stock with Value = $960,000 Loss in Portfolio Value = $40,000	-Day Hedge is Lifted- Buy 16 Index Futures at 120 Value of Futures = $960,000 Gain on Futures = $40,000

II. Margin Payments

Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or designate on the records of the Fund’s Custodian an amount of cash, cash equivalents or other high-quality debt securities, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The instruments underlying the futures contracts are marked-to-market daily and the Fund may be required to designate additional assets on the records of the Custodian so that the amount so designated will at all times equal the notional value of the futures contract less any initial margin. For example, when a particular Fund has purchased a futures contract and the price of the contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to designate additional assets on the records of the Fund’s custodian. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain. No fund may at any time commit more than 5% of its assets to initial margin deposits on futures contracts, options on futures contracts and options.

III. Risks of Transactions in Futures Contracts

There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when a Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurs, a Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund’s Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Funds is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

IV. Currency Transactions

A Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P® or Moody’s, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

A Fund’s dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund’s securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German mark (the “D-mark”), the Fund holds securities denominated in shillings and the Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will designate liquid, high-grade assets on the books of the Fund’s Custodian to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying currency.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

V. Options

Each of the Funds may write call options, buy put options, buy call options and write put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign securities, see Currency Transactions above.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The writer of an option that wishes to terminate its obligation may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The cost of such a closing purchase transaction plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase transaction or a closing sale transaction can be effected.

Effecting a closing sale transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both. Also, effecting a closing sale transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing sale transaction prior to or concurrent with the sale of the security.

The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The Funds will determine the exercise price of the call based upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund’s purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

In the case of writing a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration, such as conversion or exchange of other securities held by it, or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by the Fund’s Custodian. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with the Fund’s Custodian. A Fund will limit its investment in uncovered put and call options purchased or written by the Fund to 5% of the Fund’s total assets. A Fund will write put options only if they are “secured” by cash or cash equivalents in a segregated account with the Fund’s Custodian in an amount not less than the exercise price of the option at all times during the option period.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund’s return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

The Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Funds may purchase call options to hedge against an increase in the price of securities that they anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to a Fund.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, that is unable to effect a closing purchase transaction will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an “Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

VI. Options on Futures Contracts

The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII. Other Matters

Accounting for futures contracts will be in accordance with generally accepted accounting principles.

PART C

OTHER INFORMATION

Item 23. Exhibits
(a)(i)	Certificate of Trust of the Registrant is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 3, 2003.

(a)(ii)	Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(a)(iii)	Amended Schedule A dated May 18, 2004 to the Declaration of Trust of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(b)	By-Laws of the Registrant dated May 20, 2003, are incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(c)	Not Applicable.

(d)(i)	Combined Investment Advisory Agreement dated June 13, 2003, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder Funds, Inc. and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(d)(ii)	Amendment No. 1 to the Combined Investment Advisory Agreement dated October 30, 2003, among Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(d)(iii)	Amendment No. 2 to the Combined Investment Advisory Agreement dated May 18, 2004, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(d)(iv)	Amendment No. 3 to the Combined Investment Advisory Agreement dated August 10, 2004, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(d)(v)	Investment Advisory Agreement dated April 30, 2003, between Registrant and World Asset Management, a division of Munder Capital Management LLC is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

(d)(vi)	Amendment No. 4 to the Combined Investment Advisory Agreement dated February 25, 2005, among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Munder Capital Management is filed herein.

(e)(i)	Combined Distribution Agreement dated June 13, 2003, by and among Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2003.

(e)(ii)	Amendment #1 to Combined Distribution Agreement dated August 12, 2003, by and among Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2003.

(e)(iii)	Amendment #2 to Combined Distribution Agreement dated March 1, 2004, by and among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Funds Distributor, Inc. is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(e)(iv)	Form of Amendment #3 to Combined Distribution Agreement dated February 25, 2005, by and among Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust) and Funds Distributor, Inc. is filed herein.

(f)	Not Applicable.

(g)(i)	Master Custodian Agreement dated September 26, 2001, by and among The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(g)(ii)	Amendment No. 1 to Master Custodian Agreement dated June 1, 2002, by and among The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(g)(iii)	Amendment No. 2 to Master Custodian Agreement dated April 30, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on June 26, 2003.

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(g)(iv)	Amendment No. 3 to Master Custodian Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(g)(v)	Amendment No. 4 to Master Custodian Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 28, 2004.

(g)(vi)	Form of Amendment No. 5 to Master Custodian Agreement dated February 25, 2005, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust) and State Street Bank and Trust Company is filed herein.

(h)(i)	Combined Administration Agreement dated October 30, 2003 and Schedule A dated August 10, 2004, by and among Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), Munder @Vantage Fund and Munder Capital Management is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(h)(ii)	Combined Transfer Agency and Registrar Agreement dated June 13, 2003, by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(h)(iii)	Amendment to the Combined Transfer Agency and Registrar Agreement dated June 30, 2003 by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 25, 2003.

(h)(iv)	Amended Schedule A and Schedule C each dated October 1, 2003 and Schedule D dated July 1, 2003 to the Combined Transfer Agency and Registrar Agreement by and among the Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 28, 2004.

(h)(v)	Amendment to the Combined Transfer Agency and Registrar Agreement dated October 1, 2004 by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

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(h)(vi)	Amended Schedule D to the Combined Transfer Agency and Registrar Agreement dated July 1, 2004 by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 28, 2005.

(h)(vii)	Form of Amendment to the Combined Transfer Agency and Registrar Agreement dated February 25, 2005 by and among the Registrant, Munder Series Trust II (fka The Munder Framlington Funds Trust), The Munder @Vantage Fund and PFPC, Inc. is filed herein.

(h)(viii)	Amended Schedule A dated February 25, 2005 to the Combined Administration Agreement dated October 30, 2003, by and among Registrant, The Munder Funds, Inc., Munder Series Trust II (fka The Munder Framlington Funds Trust), Munder @Vantage Fund and Munder Capital Management is filed herein.

(i)(i)	Opinion and Consent of Counsel is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 3, 2003.

(i)(ii)	Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2003.

(j)	Consent of Independent Registered Public Accounting Firm is filed herein.

(k)	Not Applicable.

(l)	Initial Subscription Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(m)	Combined Distribution and Service Plan dated February 25, 2005, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 28, 2005.

(n)	Amended and Restated Multi-Class Plan dated February 25, 2005, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 28, 2005.

(p)	Code of Ethics of The Munder Funds and Munder Capital Management effective January 3, 2005, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on February 28, 2005.

(q)(i)	Powers of Attorney are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 10, 2003.

(q)(ii)	Power of Attorney is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 28, 2004.

(q)(iii)	Power of Attorney is filed herein.

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Item 24. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25. Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 17 of the form of Distribution Agreement filed as Exhibit (e) to the Registrant’s Registration Statement. Indemnification of Registrant’s Custodian is provided for, respectively, in Section 14 of the Master Custodian Agreement filed as Exhibit (g) to the Registrant’s Registration Statement. Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions.

In addition, Section 3 of Article VII of the Registrant’s Declaration of Trust filed as Exhibit (a)(ii) to the Registrant’s Registration Statement provides that, subject to certain exceptions and limitations contained in the Declaration of Trust, each Trustee or officer of the Registrant (“Covered Person”) shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with the defense of any proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant.

The Registrant’s financial obligations arising from the indemnification provided herein or in the By-Laws may be insured by policies maintained by the Registrant, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Registrant’s personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

Expenses in connection with the defense of any proceeding of the character described in paragraph (a) of Section 3 may be advanced by the Registrant (or its series) from time to time prior to final disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Registrant (or series) if it is ultimately determined that he is not entitled to indemnification under Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither “interested persons” of the Registrant nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

Section 2 of Article VII of the Registrant’s By-Laws filed as Exhibit (b) to the Registrant’s Registration Statement further provides that, with respect to indemnification of the Trustees and officers, the Registrant shall, subject to certain exceptions and limitations, indemnify its Trustees and officers to

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the fullest extent consistent with state law and the 1940 Act. Without limitation of the foregoing, the Registrant shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Registrant, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Registrant may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by Article VII shall continue as to a person who has ceased to be a Trustee or officer of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended (“1940 Act”), and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Section 7 of Article III of the Registrant’s Declaration of Trust, filed as Exhibit (a)(ii) to the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 7 states as follows:

If any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person’s acts or omissions, the Shareholder or former Shareholder (or such Person’s heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust, on behalf of the applicable Series, may, at its option, assume the defense of any such claim made against such Shareholder. Neither the Trust nor the applicable Series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without the prior written notice to, and consent of, the Trust.

Item 26. Business and Other Connections of Investment Advisors

(a) Munder Capital Management performs investment advisory services for Registrant and other investment companies and institutional and individual investors. The general partners of Munder Capital Management are WAM Holdings, Inc. (“WAM”), WAM Holdings II, Inc. (“WAM II”) and Munder

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Group, LLC. WAM and WAM II are wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. Comerica Incorporated, through its subsidiary Comerica Bank, owns or controls approximately 95% of the partnership interests in Munder Capital Management (86% on a fully diluted basis).

Executive Officers of Munder Capital Management include:

Dennis J. Moordian, Chief Executive Officer;

Enrique Chang, President and Chief Investment Officer, who also serves as President and Principal Executive Officer of The Munder Funds;

Peter K. Hoglund, Managing Director and Chief Administrative Officer, who also serves as Vice President and Principal Financial Officer of The Munder Funds;

Todd B. Johnson, Managing Director and Chief Investment Officer – Passive Investments;

Peter G. Root, Managing Director and Chief Investment Officer – Fixed Income, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.;

Stephen J. Shenkenberg, Managing Director, General Counsel, Chief Compliance Officer and Secretary, who also serves as Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer of The Munder Funds and is a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.;

John S. Adams, Managing Director and Chief Investment Officer – Equities; who is also a Registered Representative for the Funds Distributor, Inc. An affiliate of the BISYS Group, Inc.;

Sharon E. Fayolle, Managing Director, Cash Management, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.;

James V. FitzGerald, Managing Director, Retail Marketing, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.;

Anne K. Kennedy, Managing Director, Institutional Investment Services, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.; and

Beth A. Obear, Managing Director, Human Resources.

For further information relating to the Advisor’s officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 - SEC File No. 801-43894.

Item 27. Principal Underwriters

(a) Funds Distributor, Inc. (“FDI” or the “Distributor”), is located at 100 Summer Street, 15th Floor, Boston, Massachusetts 02110. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is an indirectly wholly-owned subsidiary of The BISYS Group, Inc, located at 90 Park Avenue, New York, New York 10016. FDI acts as principal underwriter of the following investment companies other than the Registrant: GMO Trust, Merrimac Series, Munder Series Trust II (fka The Munder Framlington Funds Trust), Skyline Funds, TD Waterhouse Family of Funds, Inc., TD Waterhouse Trust and TD Waterhouse Plus Funds, Inc.

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(b)

Name and Principal Business Address	Position and Offices with Funds Distributor, Inc.	Position and Offices with Registrant
William J. Tomko	President	None
Edward S. Forman	Secretary and Director	None
Robert A. Bucher	Financial and Operations Principal	None
Richard F. Froio	Vice President and Chief Compliance Officer	None
Charles L. Booth	Vice President & Assistant Compliance Officer	None
James L. Fox	Director	None
Stephen E. Hoffman	Treasurer	None

(c) Not Applicable

Item 28. Location of Accounts and Records

(a) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its functions as investment advisor and administrator);

(b) Funds Distributor, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110 (records relating to its functions as distributor);

(c) PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as transfer agent); and

(d) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as custodian and sub-administrator).

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 9 to the Registration Statement meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 29th day of April, 2005.

MUNDER SERIES TRUST

By:	/s/ Enrique Chang
Enrique Chang, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on the date(s) indicated.

Signatures	Title	Date
*/s/ David J. Brophy David J. Brophy	Trustee	April 29, 2005

*/s/ Joseph E. Champagne Joseph E. Champagne	Trustee	April 29, 2005

*/s/ Thomas D. Eckert Thomas D. Eckert	Trustee	April 29, 2005

*/s/ John Engler John Engler	Trustee	April 29, 2005

*/s/ Michael T. Monahan Michael T. Monahan	Trustee	April 29, 2005

*/s/ Arthur T. Porter Arthur T. Porter	Trustee	April 29, 2005

*/s/ John Rakolta, Jr. John Rakolta, Jr.	Trustee	April 29, 2005

*/s/ Lisa A. Payne Lisa A. Payne	Trustee	April 29, 2005

/s/ Enrique Chang Enrique Chang	President (Principal Executive Officer)	April 29, 2005

/s/ Peter K. Hoglund Peter K. Hoglund	Vice President (Principal Financial Officer)	April 29, 2005

/s/ Cherie N. Ugorowski Cherie N. Ugorowski	Treasurer (Principal Accounting Officer)	April 29, 2005

* By:	/s/ Stephen J. Shenkenberg
Stephen J. Shenkenberg
as Attorney-in-Fact

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MUNDER SERIES TRUST

EXHIBIT INDEX

Exhibits
(d)(vi)	Amendment No. 4 to the Combined Investment Advisory Agreement

(e)(iv)	Form of Amendment #3 to Combined Distribution Agreement

(g)(vi)	Form of Amendment No. 5 to the Master Custodian Contract

(h)(vii)	Form of Amendment to the Combined Transfer Agency and Registrar Agreement

(h)(viii)	Amended Schedule A to the Combined Administration Agreement

(j)	Consent of Independent Registered Public Accounting Firm

(q)(iii)	Power of Attorney

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